UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-23221

FS Credit Income Fund
(Exact name of registrant as specified in charter)

201 Rouse Boulevard Philadelphia, Pennsylvania (Address of principal executive offices)	19112 (Zip code)

Michael C. Forman
FS Credit Income Fund
201 Rouse Boulevard
Philadelphia, Pennsylvania 19112
(Name and address of agent for service)

Registrant’s telephone number, including area code: (215) 495-1150
Date of fiscal year end: October 31
Date of reporting period: October 31, 2019

Item 1.   Reports to Stockholders.
The annual report (the “Annual Report”) of FS Credit Income Fund (the “Fund”) for the fiscal year ended October 31, 2019 transmitted to shareholders pursuant to Rule 30e-1 promulgated under the Investment Company Act of 1940, as amended (the “1940 Act”), is as follows:

Annual report 2019 FS Credit Income Fund Electronic Reports Disclosure — Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of FS Credit Income Fund’s (the “Fund”) shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary (such as a broker-dealer or bank). Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. Shareholders who hold accounts directly may elect to receive shareholder reports and other communications from the Fund electronically by calling 877-628-8575 or emailing service@fsinvestments.com to make such arrangements. For shareholders who hold accounts through an investment advisor, bank or broker-dealer, please contact that financial intermediary directly for information on how to receive shareholder reports and other communications electronically. You may elect to receive all future reports in paper free of charge. Shareholders who hold accounts directly may inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 877-628-8575 or emailing service@fsinvestments.com. For shareholders who hold accounts through an investment advisor, bank or broker-dealer, please contact that financial intermediary directly to inform them that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds in the fund complex if you hold accounts directly or to all funds held in your account if you invest through your financial intermediary.

FS Credit Income Fund
PORTFOLIO REVIEW
The following tables summarize the portfolio composition, industry classification and top 10 holdings of our investment portfolio as of October 31, 2019 (unaudited):
Portfolio composition (by fair value)
Senior Secured Loans—First Lien	10%
Senior Secured Loans—Second Lien	2%
Senior Secured Bonds	16%
Unsecured Bonds	41%
CLO/Structured Credit	29%
Emerging Markets Debt	2%
100%
Top 10 Holdings (by fair value)
Frontier Communications Corp.	5%
Hexion, Inc.	2%
Altice Europe N.V.	2%
Bausch Health Corp.	2%
Netflix Inc.	2%
Puerto Rico Sales Tax Financing Corp.	2%
Liberty Interactive LLC	2%
Methanex Corp.	1%
L Brands, Inc.	1%
HCA, Inc.	1%
Industry classification (by fair value)
USD CLO	18%
EUR CLO	10%
Oil & Gas	8%
Telecommunications	7%
Media & Entertainment	6%
Chemicals	6%
Healthcare-Services	5%
Pharmaceuticals	4%
Retail	4%
Diversified Financial Services	3%
Internet	3%
Municipal	3%
Commercial Services	2%
Transportation	2%
Mining	2%
USD CDO	1%
Coal	1%
Software	1%
Electric	1%
Computers	1%
Other	12%
100%

FS Credit Income Fund
OFFICERS AND BOARD OF TRUSTEES
Officers

MICHAEL C. FORMAN
Chairman, Chief Executive Officer & President

EDWARD T. GALLIVAN, JR.
Chief Financial Officer & Treasurer

STEPHEN S. SYPHERD
General Counsel & Secretary

JAMES F. VOLK
Chief Compliance Officer	Board of Trustees

MICHAEL C. FORMAN
Chairman, Chief Executive Officer & President

STEVEN T. SHAPIRO
Trustee
Partner and Executive Committee Member,
GoldenTree Asset Management

HOLLY E. FLANAGAN
Trustee
Managing Director, Gabriel Investments

BRIAN R. FORD
Trustee
Retired Partner, Ernst & Young LLP

DANIEL J. HILFERTY, III
Trustee
Chief Executive Officer,
Independence Health Group

FS Credit Income Fund
Annual Report for the Year Ended October 31, 2019

Report of Independent Registered Public Accounting Firm
To the Shareholders and Board of Trustees of FS Credit Income Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of FS Credit Income Fund (the “Fund”), including the schedule of investments, as of October 31, 2019, and the related statements of operations and cash flows for the year then ended, the statements of changes in net assets and the financial highlights for each of the two years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund at October 31, 2019, the results of its operations and its cash flows for the year then ended and the changes in its net assets and its financial highlights for each of the two years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2019, by correspondence with the custodians and others or by other appropriate auditing procedures where replies from others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as auditor of one or more FS Investments investment companies since 2013.
Philadelphia, Pennsylvania
December 23, 2019

FS Credit Income Fund

Schedule of Investments
As of October 31, 2019
(in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Senior Secured Loans—First Lien—11.9%
Advantage Sales & Marketing, Inc., L+325, 1.0% Floor, 7/23/2021	(d)	Advertising	$1,064	$979	$995
Advisor Group, Inc., L+500, 7/31/2026	(d)	Diversified Financial Services	1,355	1,342	1,292
AHP Health Partners, Inc., L+450, 1.0% Floor, 6/30/2025	(d)	Healthcare-Services	700	695	701
Algoma Steel, Inc., L+850, 1.5% Floor, 12/1/2025	(d)	Iron/Steel	561	557	516
California Resources Corp., L+475, 1.0% Floor, 12/31/2022	(d)(e)	Oil & Gas	3,346	3,257	2,896
Cengage Learning, Inc., L+425, 1.0% Floor, 6/7/2023	(d)	Media Entertainment	593	572	554
Comet Bidco Limited, L+500, 9/30/2024	(d)	Commercial Services	694	678	682
CONSOL Energy, Inc., L+450, 1.0% Floor, 9/27/2024	(d)	Coal	176	179	164
Dex Media, Inc., L+900, 1.0% Floor, 12/29/2023	(d)	Software	1,959	1,932	2,011
DynCorp International, Inc., L+600, 1.0% Floor, 8/18/2025	(d)	Computer	875	850	858
East Valley Tourist Development Authority, L+800, 1.0% Floor, 9/30/2020	(d)	Entertainment	1,033	1,033	1,033
Endo Luxembourg Finance Co. I S.a r.l., L+425, 0.8% Floor, 4/29/2024	(d)	Pharmaceuticals	1,793	1,640	1,655
Holland & Barrett International, E+425, 9/2/2024	(d)	Retail	€400	457	291
Jo-Ann Stores, Inc., L+500, 1.0% Floor, 10/20/2023	(d)	Retail	$384	377	294
Kirk Beauty One GmbH, E+350, 8/12/2022	(d)	Retail	€321	307	319
Kirk Beauty One GmbH, E+325, 8/12/2022	(d)	Retail	1,085	1,021	1,047
Patterson Medical Holdings, Inc., L+475, 1.0% Floor, 8/29/2022	(d)	Pharmaceuticals	$1,090	1,058	987
PetSmart, Inc., L+400, 1.0% Floor, 3/11/2022	(d)(e)	Retail	722	705	706
PG&E Opco, L+347.5, 1.0% Floor, 4/27/2020	(d)(e)(f)(l)	Electric	125	115	106
Post Holdings, Inc., L+500, 10/8/2026	(d)(e)	Food	630	615	630
Quorum Health Corp., L+675, 1.0% Floor, 4/29/2022	(d)	Healthcare-Services	1,089	1,081	1,054
Rent-A-Center, Inc., L+450, 8/5/2026	(d)	Commercial Services	895	886	896
Seadrill Partners Finco LLC, L+600, 1.0% Floor, 2/21/2021	(d)	Oil & Gas	1,390	1,206	711
Tibco Software, Inc., L+400, 6/30/2026	(d)	Software	290	289	289
See notes to financial statements.

FS Credit Income Fund

Schedule of Investments (continued)
As of October 31, 2019
(in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
TopGolf International, Inc., L+550, 2/9/2026	(d)	Leisure	$1,294	$1,287	$1,303
UTEX Industries Inc., L+400, 1.0% Floor, 5/21/2021	(d)(e)	Miscellaneous Manufacture	609	585	472
Verifone Systems, Inc., L+400, 8/20/2025	(d)(e)	Computers	353	332	332
Verscend Holding Corp., L+450, 8/27/2025	(d)	Commercial Services	1,162	1,160	1,165
Total Senior Secured Loans—First Lien				25,195	23,959
Senior Secured Loans—Second Lien—2.0%
Asurion LLC, L+650, 8/4/2025	(d)	Insurance	450	449	453
BPP Pristine US Mezz A LLC, L+450, 6/24/2020	(d)(g)	Diversified Financial Services	1,900	1,894	1,900
DG Investment Intermediate Holdings 2, Inc., L+675, 0.8% Floor, 2/2/2026	(d)	Engineering & Construction	290	288	283
Jo-Ann Stores, Inc., L+925, 1.0% Floor, 5/21/2024	(d)	Retail	1,413	1,361	510
NeuStar, Inc., L+800, 1.0% Floor, 8/8/2025	(d)	Computers	260	251	245
Onex TSG Holdings II Corp., L+850, 1.0% Floor, 7/31/2023	(d)	Healthcare-Services	320	320	309
UTEX Industries Inc., L+725, 1.0% Floor, 5/20/2022	(d)	Miscellaneous Manufacture	728	720	402
Total Senior Secured Loans—Second Lien				5,283	4,102
Senior Secured Bonds—19.1%
Altice Financing SA, 7.5%, 5/15/2026	(h)(i)	Media Entertainment	896	894	954
Altice France SA, 5.5%, 1/15/2028	(e)(h)	Telecommunications	934	934	954
Altice France SA, 8.1%, 2/1/2027	(h)(i)	Telecommunications	228	238	253
Ambac LSNI LLC, 7.1%, 2/12/2023 (3 mo. USD LIBOR + 5.0%)	(h)(i)(j)	Insurance	89	90	90
BCD Acquisition, Inc., 9.6%, 9/15/2023	(h)(i)	Auto Manufacturers	1,343	1,404	1,385
Chembulk Holding LLC, 8.0%, 2/2/2023	(h)(i)	Transportation	200	201	189
CSI Compressco LP/CSI Compressco Finance, Inc., 7.5%, 4/1/2025	(h)(i)	Oil & Gas Services	1,594	1,601	1,554
Dell International LLC/EMC Corp., 4.9%, 10/1/2026	(h)(i)	Computers	246	263	267
Dell International LLC/EMC Corp., 8.1%, 7/15/2036	(h)(i)	Computers	663	825	853
Denbury Resources, Inc., 7.8%, 2/15/2024	(e)(h)(i)	Oil & Gas	491	409	363
Denbury Resources, Inc., 9.3%, 3/31/2022	(h)(i)	Oil & Gas	1,220	1,181	1,006
Digicel International Finance Ltd./Digicel Holdings Bermuda Ltd., 8.8%, 5/25/2024	(h)(i)	Telecommunications	2,167	2,140	2,064
See notes to financial statements.

FS Credit Income Fund

Schedule of Investments (continued)
As of October 31, 2019
(in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Drax Finco Plc, 6.6%, 11/1/2025	(h)(i)	Electric	$235	$238	$250
Eagle Bulk Shipco LLC, 8.3%, 11/28/2022	(i)	Transportation	974	983	994
Endo Dac / Endo Finance LLC/Endo Finco, Inc., 5.9%, 10/15/2024	(h)(i)	Pharmaceuticals	560	490	514
Frontier Communications Corp., 8.5%, 4/1/2026	(h)(i)	Telecommunications	1,822	1,709	1,831
Frontier Communications Corp., 8.0%, 4/1/2027	(h)(i)	Telecommunications	682	682	718
Hudbay Minerals, Inc., 7.6%, 1/15/2025	(h)(i)	Mining	2,362	2,389	2,417
Jerrold Finco Plc, 6.1%, 1/15/2024	(i)	Diversified Financial Services	£365	448	484
JW Aluminum Continuous Cast Co., 10.3%, 6/1/2026	(h)(i)	Mining	$187	188	198
KME AG, 6.8%, 2/1/2023		Mining	€100	105	93
Kronos International, Inc., 3.8%, 9/15/2025	(i)	Chemicals	1,096	1,204	1,209
L Brands, Inc., 6.9%, 11/1/2035	(i)	Retail	$2,560	2,223	2,189
L Brands, Inc., 6.8%, 7/1/2036	(i)	Retail	1,571	1,335	1,312
LCPR Senior Secured Financing DAC, 6.8%, 10/15/2027	(h)(i)	Media Entertainment	584	584	599
Northern Oil and Gas, Inc., 9.5%, 5/15/2023 (8.5% Cash + 1.0% PIK)		Oil & Gas	1,055	1,075	1,094
Pacific Drilling SA, 8.4%, 10/1/2023	(h)(i)	Oil & Gas	749	655	601
Par Pharmaceutical, Inc., 7.5%, 4/1/2027	(h)(i)	Pharmaceuticals	525	487	500
Platin 1426 GmbH, 5.4%, 6/15/2023	(i)	Machinery-Diversified	€175	203	185
Punch Taverns Finance, 5.3%, 3/30/2024	(e)	Retail	£149	202	204
Quorum Health Corp., 11.6%, 4/15/2023		Healthcare-Services	$157	155	136
Refinitiv US Holdings, Inc., 6.3%, 5/15/2026	(h)(i)	Commercial Services	1,022	1,100	1,113
Solocal Group, 8.0%, 3/15/2022 (3 mo. EURIBOR + 7.0%)	(j)	Internet	€1,858	2,121	1,954
Summer BC Holdco B Sarl, 5.8%, 10/31/2026	(h)	Advertising	650	724	728
Teekay Corp., 9.3%, 11/15/2022	(h)(i)	Transportation	$1,882	1,882	1,957
Tenet Healthcare Corp., 5.1%, 11/1/2027	(h)(i)	Healthcare-Services	1,501	1,501	1,567
Tenet Healthcare Corp., 6.3%, 2/1/2027	(h)(i)	Healthcare-Services	831	854	879
TransDigm, Inc., 6.4%, 6/15/2026	(e)(i)	Aerospace/Defense	366	369	384
Transocean Guardian Ltd., 5.9%, 1/15/2024	(h)(i)	Oil & Gas	180	184	181
Transocean Phoenix 2 Ltd., 7.8%, 10/15/2024	(h)(i)	Oil & Gas Services	132	140	137
Unique Pub Finance Co. Plc, 5.7%, 6/30/2027	(i)	Real Estate	£95	135	140
Urban One, Inc., 7.4%, 4/15/2022	(h)(i)	Media Entertainment	$1,455	1,421	1,411
See notes to financial statements.

FS Credit Income Fund

Schedule of Investments (continued)
As of October 31, 2019
(in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Vantage Drilling International, 9.3%, 11/15/2023	(h)(i)	Oil & Gas	$2,605	$2,605	$2,489
Yell Bondco Plc, 8.5%, 5/2/2023	(i)	Internet	£255	293	247
Total Senior Secured Bonds				38,864	38,647
Unsecured Bonds—47.8%
AHP Health Partners, Inc., 9.8%, 7/15/2026	(h)(i)	Healthcare-Services	$2,026	2,077	2,193
Ally Financial, Inc., 3.8%, 11/18/2019	(i)	Diversified Financial Services	511	511	511
Altice Luxembourg SA, 8.0%, 5/15/2027	(i)	Media Entertainment	€2,719	3,092	3,334
Aruba Investments, Inc., 8.8%, 2/15/2023	(h)(i)	Chemicals	$1,389	1,421	1,397
Avantor, Inc., 9.0%, 10/1/2025	(h)(i)	Healthcare-Products	967	1,051	1,083
Bausch Health Americas, Inc., 8.5%, 1/31/2027	(h)(i)	Pharmaceuticals	1,844	2,010	2,079
Bausch Health Companies, Inc., 7.3%, 5/30/2029	(e)(h)(i)	Pharmaceuticals	1,118	1,231	1,234
Bausch Health Companies, Inc., 7.0%, 1/15/2028	(h)(i)	Pharmaceuticals	1,126	1,181	1,218
Camaieu New, 8.0%, 7/31/2022		Retailers	€46	50	34
CCO Holdings LLC/CCO Holdings Capital Corp., 5.4%, 6/1/2029	(h)(i)	Media Entertainment	$1,677	1,755	1,794
CDK Global, Inc., 4.9%, 6/1/2027	(i)	Software	364	366	385
Central Garden & Pet Co., 5.1%, 2/1/2028	(i)	Household Products/ Wares	825	808	852
Cleveland-Cliffs, Inc., 5.9%, 6/1/2027	(h)(i)	Iron/Steel	949	913	907
Consolidated Energy Finance SA, 6.5%, 5/15/2026	(h)(i)	Chemicals	300	299	290
Coty, Inc., 6.5%, 4/15/2026	(h)(i)	Cosmetics/Personal Care	431	441	443
CSC Holdings LLC, 6.5%, 2/1/2029	(e)(h)(i)	Media Entertainment	584	639	655
CYBG Plc, 9.3% 6/8/2024 (fixed, converts to FRN on 6/8/2024)	(i)(k)	Commercial Banks	£265	348	367
Endeavor Energy Resources LP/EER Finance, Inc., 5.5%, 1/30/2026	(h)(i)	Oil & Gas	$987	1,000	1,022
Forestar Group, Inc., 8.0%, 4/15/2024	(h)(i)	Home Builders	277	277	299
Freeport-McMoRan, Inc., 5.5%, 3/15/2043	(e)(i)	Mining	979	882	915
Frontier California, Inc., 6.8%, 5/15/2027	(i)	Telecommunications	40	37	38
Frontier Communications Corp., 11.0%, 9/15/2025	(i)	Telecommunications	949	483	448
Frontier Communications Corp., 10.5%, 9/15/2022	(i)	Telecommunications	1,549	857	732
Frontier Communications Corp., 6.9%, 1/15/2025	(i)	Telecommunications	719	411	323
See notes to financial statements.

FS Credit Income Fund

Schedule of Investments (continued)
As of October 31, 2019
(in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Frontier Communications Corp., 7.6%, 4/15/2024	(i)	Telecommunications	$411	$234	$187
Frontier Florida LLC, 6.9%, 2/1/2028	(i)	Telecommunications	1,971	1,817	1,843
Frontier North, Inc., 6.7%, 2/15/2028	(i)	Telecommunications	5,019	4,736	4,718
Garrett LX I Sarl / Garrett Borrowing LLC, 5.1%, 10/15/2026	(i)	Auto Parts & Equipment	€213	225	222
Genworth Holdings, Inc., 7.2%, 2/15/2021	(i)	Insurance	$474	486	487
Genworth Holdings, Inc., 7.6%, 9/24/2021	(i)	Insurance	347	362	361
Genworth Holdings, Inc., 4.8%, 2/15/2024		Insurance	150	139	140
Genworth Holdings, Inc., 4.9%, 8/15/2023		Insurance	359	337	340
GTCR AP Finance, Inc., 8.0%, 5/15/2027	(h)(i)	Insurance	295	295	302
HCA Healthcare, Inc., 6.3%, 2/15/2021	(i)	Healthcare-Services	1,030	1,072	1,082
HCA, Inc., 7.5%, 2/15/2022	(i)	Healthcare-Services	1,902	2,084	2,115
Hexion, Inc., 7.9%, 7/15/2027	(h)(i)	Chemicals	5,464	5,378	5,286
HLF Financing Sarl LLC/Herbalife International, Inc., 7.3%, 8/15/2026	(h)(i)	Pharmaceuticals	1,083	1,107	1,133
LeasePlan Corp. N.V., 7.4% 5/29/2024 (fixed, converts to FRN on 5/29/2024)	(i)(k)	Diversified Financial Services	€850	1,010	1,038
Liberty Interactive LLC, 3.8%, 2/15/2030	(i)	Media Entertainment	$2,737	1,910	1,930
Liberty Interactive LLC, 8.5%, 7/15/2029	(i)	Media Entertainment	259	264	269
Liberty Interactive LLC, 4.0%, 11/15/2029	(i)	Media Entertainment	2,281	1,613	1,602
Lloyds Banking Group PLC, 7.5% 9/27/2025 (fixed, converts to FRN on 9/27/2025)	(i)(k)	Commercial Banks	948	978	1,044
Macy’s Retail Holdings, Inc., 4.3%, 2/15/2043	(i)	Retail	560	451	463
Macy’s Retail Holdings, Inc., 5.1%, 1/15/2042	(i)	Retail	1,495	1,220	1,384
Marriott Ownership Resorts, Inc., 4.8%, 1/15/2028	(e)(h)(i)	Lodging	402	406	412
Methanex Corp., 5.3%, 12/15/2029	(e)(i)	Chemicals	2,833	2,832	2,894
Methanex Corp., 5.7%, 12/1/2044	(e)(i)	Chemicals	664	645	630
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc., 4.5%, 1/15/2028	(i)	Real Estate Investment Trusts	29	30	31
See notes to financial statements.

FS Credit Income Fund

Schedule of Investments (continued)
As of October 31, 2019
(in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc., 5.8%, 2/1/2027	(h)(i)	Real Estate Investment Trusts	$545	$607	$617
MGM Resorts International, 7.8%, 3/15/2022	(i)	Lodging	1,373	1,518	1,541
Michaels Stores, Inc., 8.0%, 7/15/2027	(h)(i)	Retail	585	571	580
Natural Resource Partners LP/NRP Finance Corp., 9.1%, 6/30/2025	(h)(i)	Coal	1,995	1,987	1,870
Navient Corp., 5.6%, 8/1/2033	(i)	Diversified Financial Services	2,006	1,628	1,765
Netflix, Inc., 3.6%, 6/15/2030	(h)(i)	Internet	€597	665	666
Netflix, Inc., 6.4%, 5/15/2029	(i)	Internet	$721	796	811
Netflix, Inc., 3.9%, 11/15/2029		Internet	€1,214	1,375	1,389
Netflix, Inc., 4.6%, 5/15/2029	(i)	Internet	1,158	1,394	1,416
Nine Energy Service, Inc., 8.8%, 11/1/2023	(h)(i)	Oil & Gas Services	$525	525	399
NOVA Chemicals Corp., 5.3%, 6/1/2027	(h)(i)	Chemicals	2,111	2,122	2,177
Pacific Gas & Electric Co., 4.3%, 8/1/2023	(f)(h)(l)	Electric	338	344	321
Pacific Gas & Electric Co., 6.1%, 3/1/2034	(f)(i)(l)	Electric	305	276	307
Pacific Gas & Electric Co., 3.3%, 12/1/2027	(f)(i)(l)	Electric	301	298	284
Parsley Energy LLC/Parsley Finance Corp., 5.4%, 1/15/2025	(h)(i)	Oil & Gas	109	104	113
Parsley Energy LLC/Parsley Finance Corp., 5.6%, 10/15/2027	(h)(i)	Oil & Gas	1,518	1,485	1,575
Post Holdings, Inc., 5.5%, 12/15/2029	(e)(h)(i)	Food	753	780	796
Post Holdings, Inc., 5.6%, 1/15/2028	(e)(h)(i)	Food	277	292	297
Puerto Rico Commonwealth Aqueduct & Sewer Auth., 6.1%, 7/1/2034	(i)	Municipal	45	38	41
Puerto Rico Commonwealth Aqueduct & Sewer Auth., 6.2%, 7/1/2038	(i)	Municipal	95	84	91
Puerto Rico Electric Power Authority, 1.2%, 7/1/2017	(f)(i)(l)	Municipal	15	10	10
Puerto Rico Electric Power Authority, 5.0%, 7/1/2017	(f)(i)(l)	Municipal	15	11	11
Puerto Rico Electric Power Authority, 5.0%, 7/1/2025	(f)(i)(l)	Municipal	5	4	4
Puerto Rico Electric Power Authority, 5.3%, 7/1/2024	(f)(i)(l)	Municipal	5	4	4
Puerto Rico Electric Power Authority, 5.3%, 7/1/2023	(f)(i)(l)	Municipal	10	8	8
See notes to financial statements.

FS Credit Income Fund

Schedule of Investments (continued)
As of October 31, 2019
(in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Puerto Rico Electric Power Authority, 5.5%, 7/1/2020	(f)(i)(l)	Municipal	$15	$12	$11
Puerto Rico Electric Power Authority, 5.0%, 7/1/2019	(f)(i)(l)	Municipal	10	8	7
Puerto Rico Electric Power Authority, 5.0%, 7/1/2020	(f)(i)(l)	Municipal	5	4	4
Puerto Rico Electric Power Authority, 5.3%, 7/1/2040	(f)(i)(l)	Municipal	160	123	122
Puerto Rico Electric Power Authority, 6.3%, 7/1/2040	(f)(l)	Municipal	5	3	4
Puerto Rico Electric Power Authority, 6.1%, 7/1/2040	(f)(l)	Municipal	195	122	148
Puerto Rico Electric Power Authority, 7.0%, 7/1/2043	(f)(l)	Municipal	80	53	63
Puerto Rico Electric Power Authority, 5.3%, 7/1/2035	(f)(l)	Municipal	15	10	11
Puerto Rico Electric Power Authority, 5.5%, 7/1/2038	(f)(l)	Municipal	200	127	152
Puerto Rico Electric Power Authority, 6.8%, 7/1/2036	(f)(i)(l)	Municipal	410	302	319
Puerto Rico Electric Power Authority, 5.3%, 7/1/2031	(f)(l)	Municipal	120	78	92
Puerto Rico Electric Power Authority, 5.0%, 7/1/2032	(f)(l)	Municipal	10	8	8
Puerto Rico Electric Power Authority, 2.1%, 7/1/2031 (3 mo. USD LIBOR * 0.7 + 0.7%)	(f)(j)(l)	Municipal	95	69	65
Puerto Rico Electric Power Authority, 6.0%, 7/1/2030	(f)(l)	Municipal	25	16	19
Puerto Rico Electric Power Authority, 5.0%, 7/1/2029	(f)(l)	Municipal	310	202	233
Puerto Rico Electric Power Authority, 5.4%, 7/1/2028	(f)(l)	Municipal	55	34	41
Puerto Rico Electric Power Authority, 5.3%, 7/1/2028	(f)(l)	Municipal	25	16	19
Puerto Rico Electric Power Authority, 5.3%, 7/1/2027	(f)(l)	Municipal	325	212	248
Puerto Rico Electric Power Authority, 5.0%, 7/1/2027	(f)(l)	Municipal	15	10	11
Puerto Rico Electric Power Authority, 5.3%, 7/1/2026	(f)(l)	Municipal	160	104	122
Puerto Rico Electric Power Authority, 5.3%, 7/1/2026	(f)(i)(l)	Municipal	10	8	8
Puerto Rico Electric Power Authority, 0.0%, 7/1/2025	(f)(l)	Municipal	25	18	17
See notes to financial statements.

FS Credit Income Fund

Schedule of Investments (continued)
As of October 31, 2019
(in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Puerto Rico Electric Power Authority, 3.8%, 7/1/2022	(f)(l)	Municipal	$5	$3	$4
Puerto Rico Electric Power Authority, 5.3%, 7/1/2022	(f)(l)	Municipal	55	35	42
Puerto Rico Electric Power Authority, 5.0%, 7/1/2021	(f)(l)	Municipal	60	39	45
Puerto Rico Electric Power Authority, 5.0%, 7/1/2021	(f)(l)	Municipal	5	3	4
Puerto Rico Electric Power Authority, 5.0%, 7/1/2020	(f)(l)	Municipal	110	72	83
Puerto Rico Electric Power Authority, 5.3%, 7/1/2019	(f)(l)	Municipal	10	6	7
Puerto Rico Electric Power Authority, 10.0%, 7/1/2022	(f)(l)	Municipal	16	14	14
Puerto Rico Electric Power Authority, 10.0%, 1/1/2022	(f)(l)	Municipal	16	14	14
Puerto Rico Electric Power Authority, 10.0%, 7/1/2021	(f)(l)	Municipal	61	54	52
Puerto Rico Electric Power Authority, 10.0%, 1/1/2021	(f)(l)	Municipal	61	54	52
Puerto Rico Electric Power Authority, 0.0%, 7/1/2020	(f)(i)(l)(n)	Municipal	95	69	65
Puerto Rico Electric Power Authority, 5.0%, 7/1/2028	(f) (i) (l)	Municipal	25	20	19
Puerto Rico Electric Power Authority, 0.0%, 7/1/2018	(f)(i)(l)(n)	Municipal	10	7	7
Puerto Rico Sales Tax Financing Corp. Sales Tax Rev., 0.0%, 7/1/2051	(i)(n)	Municipal	10,057	1,556	1,963
Puerto Rico Sales Tax Financing Corp. Sales Tax Rev., 0.0%, 7/1/2046	(i)(n)	Municipal	7,849	1,669	2,051
Puerto Rico Sales Tax Financing Corp. Sales Tax Rev., 0.0%, 8/1/2046	(l)	Municipal	14	1	2
Puerto Rico Sales Tax Financing Corp. Sales Tax Rev., 0.0%, 8/1/2044	(l)	Municipal	156	12	21
Puerto Rico Sales Tax Financing Corp. Sales Tax Rev., 0.0%, 8/1/2043	(l)	Municipal	194	15	27
Quicken Loans, Inc., 5.3%, 1/15/2028	(h)(i)	Diversified Financial Services	978	999	1,012
SemGroup Corp., 6.4%, 3/15/2025	(i)	Pipelines	227	219	236
SemGroup Corp./Rose Rock Finance Corp., 5.6%, 11/15/2023	(i)	Pipelines	1,080	1,038	1,110
Senior Housing Properties Trust, 4.8%, 2/15/2028	(i)	Real Estate Investment Trusts	350	319	361
SES SA, 5.3%, 4/4/2043	(h)(i)	Telecommunications	223	195	230
See notes to financial statements.

FS Credit Income Fund

Schedule of Investments (continued)
As of October 31, 2019
(in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Shelf Drill Holdings Ltd., 8.3%, 2/15/2025	(h)(i)	Oil & Gas	$2,437	$2,218	$2,059
Sirius XM Radio, Inc., 5.0%, 8/1/2027	(h)(i)	Media Entertainment	760	795	802
Sirius XM Radio, Inc., 5.5%, 7/1/2029	(h)(i)	Media Entertainment	305	332	330
Southern California Edison Co., 6.3% 2/1/2022 (fixed, converts to FRN on 2/1/2022)	(i)(k)	Electric	476	475	465
Sprint Corp., 7.9%, 9/15/2023	(i)	Telecommunications	1,204	1,316	1,332
Sprint Corp., 7.1%, 6/15/2024	(i)	Telecommunications	147	153	160
SRC Energy, Inc., 6.3%, 12/1/2025	(e)(i)	Oil & Gas	1,972	1,894	1,853
Sterling Entertainment Enterprises, LLC, 10.3%, 1/15/2025	(g)	Media Entertainment	813	801	852
Summer BC Holdco A Sarl, 9.3%, 10/31/2027	(h)	Advertising	€420	461	466
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp., 7.5%, 6/15/2025	(h)(i)	Coal	$1,008	1,014	862
Surgery Center Holdings, Inc., 10.0%, 4/15/2027	(h)(i)	Healthcare-Services	175	173	178
Surgery Center Holdings, Inc., 6.8%, 7/1/2025	(h)(i)	Healthcare-Services	364	321	335
Teekay Shuttle Tankers LLC, 7.1%, 8/15/2022		Transportation	1,200	1,186	1,212
Teva Pharmaceutical Finance Netherlands III BV, 3.2%, 10/1/2026	(i)	Pharmaceuticals	1,113	838	840
TransDigm, Inc., 5.5%, 11/15/2027	(e)(h)	Aerospace/Defense	676	676	675
Uber Technologies, Inc., 7.5%, 9/15/2027	(h)(i)	Internet	359	359	355
Valaris Plc, 7.8%, 2/1/2026		Oil & Gas	72	67	38
Verscend Escrow Corp., 9.8%, 8/15/2026	(h)(i)	Commercial Services	1,303	1,350	1,391
Vistra Operations Co. LLC, 5.0%, 7/31/2027	(h)(i)	Electric	749	771	777
Vistra Operations Co. LLC, 5.6%, 2/15/2027	(h)(i)	Electric	309	319	329
Vodafone Group PLC, 7.0%, 4/4/2079 (fixed, converts to FRN on 4/4/2029)	(i)	Telecommunications	454	498	526
WPX Energy, Inc., 5.8%, 6/1/2026	(i)	Oil & Gas	153	154	154
WPX Energy, Inc., 5.3%, 10/15/2027	(i)	Oil & Gas	174	174	170
WPX Energy, Inc., 5.3%, 9/15/2024	(i)	Oil & Gas	899	899	913
XPO CNW, Inc., 6.7%, 5/1/2034	(i)	Transportation	902	833	909
Total Unsecured Bonds				94,726	96,687
Collateralized Loan Obligation (CLO) / Structured Credit—33.9%
Accunia European CLO I B.V., 6.3%, 7/15/2030 (3 mo. EURIBOR + 6.3%)	(h)(j)	EUR CLO	€250	281	279
See notes to financial statements.

FS Credit Income Fund

Schedule of Investments (continued)
As of October 31, 2019
(in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Accunia European CLO I B.V., 2.7%, 7/15/2030 (3 mo. EURIBOR + 2.7%)	(h)(j)	EUR CLO	€485	$552	$541
Accunia European CLO III DAC, 3.1%, 1/20/2031 (3 mo. EURIBOR + 3.1%)	(j)	EUR CLO	205	222	223
ACIS CLO 2017-7 Ltd., 5.0%, 5/1/2027 (3 mo. USD LIBOR + 2.7%)	(h)(j)	USD CLO	$180	180	180
Adagio CLO VIII DAC, 3.8%, 4/15/2032 (3 mo. EURIBOR + 3.8%)	(e)(h)(j)	EUR CLO	€250	277	279
Adagio V CLO DAC, 3.2%, 10/15/2031 (3 mo. EURIBOR + 3.2%)	(j)	EUR CDO	200	235	217
Ammc CLO 19 Ltd., 5.8%, 10/15/2028 (3 mo. USD LIBOR + 3.8%)	(h)(j)	USD CLO	$205	203	202
Anchorage Capital CLO 4-R Ltd., 4.5%, 1/28/2031 (3 mo. USD LIBOR + 2.6%)	(h)(j)	USD CLO	250	237	228
Anchorage Capital CLO 9 Ltd., 6.0%, 7/15/2032 (3 mo. USD LIBOR + 4.0%)	(h)(j)	USD CLO	250	246	244
Anchorage Capital Europe CLO 2 DAC, 3.5%, 5/15/2031 (3 mo. EURIBOR + 3.5%)	(h)(j)	EUR CLO	€250	292	281
Apidos CLO XXIV, 5.0%, 10/20/2030 (3 mo. USD LIBOR + 3.1%)	(h)(j)	USD CLO	$250	234	236
Aqueduct European CLO 2019-4 DAC, 3.6%, 7/15/2032 (3 mo. EURIBOR + 3.6%)	(h)(j)	EUR CLO	€380	426	424
Ares CLO Ltd., 4.5%, 4/20/2030 (3 mo. USD LIBOR + 2.5%)	(h)(j)	USD CLO	$420	399	386
Ares European CLO B.V., 2.9%, 10/15/2030 (3 mo. EURIBOR + 2.9%)	(j)	EUR CLO	€1,290	1,497	1,419
Ares XLIX CLO Ltd., 5.0%, 7/22/2030 (3 mo. USD LIBOR + 3.0%)	(h)(j)	USD CLO	$250	243	237
Ares XLVIII CLO, 4.7%, 7/20/2030 (3 mo. USD LIBOR + 2.7%)	(h)(j)	USD CLO	315	302	293
Ares XXXIIR CLO Ltd., 5.1%, 5/15/2030 (3 mo. USD LIBOR + 2.9%)	(h)(j)	USD CLO	495	480	464
Ares XXXVII CLO Ltd., 4.7%, 10/15/2030 (3 mo. USD LIBOR + 2.7%)	(h)(j)	USD CLO	250	247	234
Ares XXXVR CLO Ltd., 5.0%, 7/15/2030 (3 mo. USD LIBOR + 3.0%)	(h)(j)	USD CLO	250	250	237
Atlas Senior Loan Fund XIV, 9.3%, 7/20/2032 (3 mo. USD LIBOR + 6.9%)	(h)(j)	USD CLO	100	98	86
Atlas Senior Loan Fund XIV, 6.3%, 7/20/2032 (3 mo. USD LIBOR + 3.9%)	(h)(j)	USD CLO	165	165	157
Atrium CDO Corp., 5.0%, 8/23/2030 (3 mo. USD LIBOR + 3.0%)	(e)(h)(j)	USD CDO	250	233	237
Atrium XV, 4.9%, 1/23/2031 (3 mo. USD LIBOR + 3.0%)	(h)(j)	USD CLO	665	647	620
See notes to financial statements.

FS Credit Income Fund

Schedule of Investments (continued)
As of October 31, 2019
(in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Aurium CLO II DAC, 5.1%, 10/13/2029 (3 mo. EURIBOR + 5.1%)	(j)	EUR CLO	€100	$111	$109
Babson Euro CLO 2015-1 B.V., 1.5%, 10/25/2029 (3 mo. EURIBOR + 1.5%)	(j)	EUR CLO	305	350	337
Bain Capital Credit CLO 2016-2 Ltd., 6.1%, 1/15/2029 (3 mo. USD LIBOR + 4.1%)	(e)(h)(j)	USD CLO	$715	709	708
Bain Capital Credit CLO 2018-2, 3.9%, 7/19/2031 (3 mo. USD LIBOR + 1.9%)	(h)(j)	USD CLO	250	250	235
Ballyrock CLO 2018-1 Ltd., 5.1%, 4/20/2031 (3 mo. USD LIBOR + 3.2%)	(h)(j)	USD CLO	250	240	232
Bardin Hill Loan Advisors European Funding 2019-1 DAC, 4.1%, 7/20/2032 (3 mo. EURIBOR + 4.1%)	(h)(j)	EUR CLO	€745	833	826
Barings CLO Ltd. 2017-I, 5.6%, 7/18/2029 (3 mo. USD LIBOR + 3.6%)	(h)(j)	USD CLO	$250	244	244
Barings CLO Ltd. 2018-III, 7.7%, 7/20/2029 (3 mo. USD LIBOR + 5.8%)	(h)(i)(j)	USD CLO	945	919	859
Barings Euro CLO 2017-1 B.V., 2.9%, 10/15/2030 (3 mo. EURIBOR + 2.9%)	(j)	EUR CLO	€275	301	304
Barings Euro CLO 2019-1 DAC, 4.0%, 10/21/2032 (3 mo. EURIBOR + 4.0%)	(h)(j)	EUR CLO	270	301	301
Battalion CLO IX Ltd., 5.3%, 7/15/2031 (3 mo. USD LIBOR + 3.3%)	(h)(j)	USD CLO	$710	710	669
Black Diamond CLO 2014-1 Ltd., 7.3%, 10/17/2026 (3 mo. USD LIBOR + 5.3%)	(i)(j)	USD CLO	260	258	256
Black Diamond CLO 2017-2 DAC, 5.1%, 1/20/2032 (3 mo. EURIBOR + 5.1%)	(j)	EUR CLO	€200	223	211
BlackRock European CLO V DAC, 4.4%, 7/16/2031 (3 mo. EURIBOR + 4.4%)	(j)	EUR CLO	130	137	132
BlackRock European CLO VII DAC, 2.3%, 10/15/2031 (3 mo. EURIBOR + 2.3%)	(h)(j)	EUR CLO	250	285	279
BlueMountain CLO 2015-4 Ltd., 4.9%, 4/20/2030 (3 mo. USD LIBOR + 3.0%)	(h)(j)	USD CLO	$370	358	335
BlueMountain CLO XXIII Ltd., 4.9%, 10/20/2031 (3 mo. USD LIBOR + 2.9%)	(h)(j)	USD CLO	300	300	273
BlueMountain EUR CLO 2016-1 DAC, 4.4%, 4/25/2032 (3 mo. EURIBOR + 4.4%)	(j)	EUR CLO	€285	300	288
BlueMountain Fuji EUR CLO III DAC, 3.1%, 1/15/2031 (3 mo. EURIBOR + 3.1%)	(j)	EUR CLO	615	712	682
See notes to financial statements.

FS Credit Income Fund

Schedule of Investments (continued)
As of October 31, 2019
(in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
BlueMountain Fuji US CLO II Ltd., 5.0%, 10/20/2030 (3 mo. USD LIBOR + 3.0%)	(h)(j)	USD CLO	$470	$456	$438
BlueMountain Fuji US CLO III Ltd., 4.4%, 1/15/2030 (3 mo. USD LIBOR + 2.4%)	(h)(j)	USD CLO	250	234	221
Cairn CLO IV B.V., 3.8%, 4/30/2031 (3 mo. EURIBOR + 3.8%)	(h)(j)	EUR CLO	€250	283	279
Cairn CLO VI B.V., 3.1%, 7/25/2029 (3 mo. EURIBOR + 3.1%)	(j)	EUR CLO	425	496	475
Canyon Capital CLO 2016-1 Ltd., 3.9%, 7/15/2031 (3 mo. USD LIBOR + 1.9%)	(h)(j)	USD CLO	$250	250	238
Carlyle Global Market Strategies CLO 2013-2 Ltd., 4.4%, 1/18/2029 (3 mo. USD LIBOR + 2.4%)	(h)(j)	USD CLO	250	235	224
Carlyle Global Market Strategies CLO 2014-4-R Ltd., 4.9%, 7/15/2030 (3 mo. USD LIBOR + 2.9%)	(h)(j)	USD CLO	250	250	213
Carlyle Global Market Strategies Euro CLO 2014-1 Ltd., 2.9%, 7/15/2031 (3 mo. EURIBOR + 2.9%)	(j)	EUR CLO	€225	262	248
Carlyle Global Market Strategies Euro CLO 2014-2 Ltd., 3.3%, 11/17/2031 (3 mo. EURIBOR + 3.3%)	(j)	EUR CLO	285	328	319
Carlyle Global Market Strategies Euro CLO 2015-2 DAC, 2.7%, 9/21/2029 (3 mo. EURIBOR + 2.7%)	(j)	EUR CLO	140	163	154
Carlyle Global Market Strategies Euro CLO 2015-3 DAC, 2.6%, 7/15/2030 (3 mo. EURIBOR + 2.6%)	(j)	EUR CLO	275	323	293
Carlyle US CLO 2017-2 Ltd., 5.7%, 7/20/2031 (3 mo. USD LIBOR + 3.7%)	(h)(j)	USD CLO	$250	249	235
Catamaran CLO 2014-1 Ltd., 4.4%, 4/22/2030 (3 mo. USD LIBOR + 2.4%)	(h)(j)	USD CLO	635	616	620
Cathedral Lake CLO 2013 Ltd., 4.3%, 10/15/2029 (3 mo. USD LIBOR + 2.3%)	(h)(j)	USD CLO	275	275	269
Cathedral Lake Ltd., 6.1%, 7/16/2029 (3 mo. USD LIBOR + 4.1%)	(h)(j)	USD CLO	250	249	248
CBAM 2018-5 Ltd., 3.4%, 4/17/2031 (3 mo. USD LIBOR + 1.4%)	(h)(j)	USD CLO	285	279	277
Cent CLO 21 Ltd., 5.1%, 7/27/2030 (3 mo. USD LIBOR + 3.2%)	(h)(j)	USD CLO	370	354	341
See notes to financial statements.

FS Credit Income Fund

Schedule of Investments (continued)
As of October 31, 2019
(in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
CFIP CLO 2014-1 Ltd., 6.1%, 7/13/2029 (3 mo. USD LIBOR + 4.1%)	(h)(j)	USD CLO	$745	$737	$735
CFIP CLO 2017-1 Ltd., 4.1%, 1/18/2030 (3 mo. USD LIBOR + 2.1%)	(h)(j)	USD CLO	285	285	276
CIFC Funding 2013-II Ltd., 5.1%, 10/18/2030 (3 mo. USD LIBOR + 3.1%)	(h)(j)	USD CLO	200	195	187
CIFC Funding 2014 Ltd., 4.9%, 1/18/2031 (3 mo. USD LIBOR + 2.9%)	(h)(j)	USD CLO	250	241	225
CIFC Funding 2015-III Ltd., 4.5%, 4/19/2029 (3 mo. USD LIBOR + 2.5%)	(h)(j)	USD CLO	250	235	222
CIFC Funding 2015-IV Ltd., 6.0%, 10/20/2027 (3 mo. USD LIBOR + 4.0%)	(h)(j)	USD CLO	250	250	250
Contego CLO VII DAC, 4.0%, 5/14/2032 (3 mo. EURIBOR + 4.0%)	(e)(h)(j)	EUR CLO	€615	679	686
CVC Cordatus Loan Fund XV DAC, 3.8%, 8/26/2032 (3 mo. EURIBOR + 3.8%)	(h)(j)	EUR CLO	250	280	279
Dartry Park CLO DAC, 5.7%, 4/28/2029 (3 mo. EURIBOR + 5.7%)	(j)	EUR CLO	100	116	112
Dartry Park CLO DAC, 3.0%, 4/28/2029 (3 mo. EURIBOR + 3.0%)	(j)	EUR CLO	100	116	112
Dryden 29 Euro CLO 2013 B.V., 2.6%, 7/15/2032 (3 mo. EURIBOR + 2.6%)	(j)	EUR CLO	255	270	275
Dryden 30 Senior Loan Fund, 7.9%, 11/15/2028 (3 mo. USD LIBOR + 5.8%)	(h)(j)	USD CLO	$250	244	213
Dryden 36 Senior Loan Fund, 5.7%, 4/15/2029 (3 mo. USD LIBOR + 3.7%)	(h)(j)	USD CLO	300	300	294
Dryden 59 Euro CLO 2017 B.V., 2.4%, 5/15/2032 (3 mo. EURIBOR + 2.4%)	(j)	EUR CLO	€105	110	112
Dryden 59 Euro CLO 2017 B.V., 1.6%, 5/15/2032 (3 mo. EURIBOR + 1.6%)	(j)	EUR CLO	185	201	199
Dryden XXV Senior Loan Fund, 5.0%, 10/15/2027 (3 mo. USD LIBOR + 3.0%)	(h)(j)	USD CLO	$250	245	246
Eaton Vance CDO Ltd., 5.8%, 1/15/2028 (3 mo. USD LIBOR + 3.8%)	(e)(h)(j)	USD CDO	250	246	247
Elevation CLO 2017-7 Ltd., 4.9%, 7/15/2030 (3 mo. USD LIBOR + 2.9%)	(h)(j)	USD CLO	455	429	421
Eloise SPV Srl, 4.6%, 1/20/2035 (3 mo. EURIBOR + 5.0%)	(g)	EUR CLO	€751	822	837
See notes to financial statements.

FS Credit Income Fund

Schedule of Investments (continued)
As of October 31, 2019
(in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Erna Srl, 2.3%, 7/25/2031 (3 mo. EURIBOR + 2.3%)	(j)	EUR CLO	€816	$913	$908
Erna Srl, 3.6%, 7/25/2031 (3 mo. EURIBOR + 3.6%)	(j)	EUR CLO	140	156	156
Euro-Galaxy IV CLO B.V., 3.1%, 7/30/2030 (3 mo. EURIBOR + 3.1%)	(j)	EUR CLO	280	329	312
Figueroa CLO 2014-1 Ltd., 8.5%, 1/15/2027 (3 mo. USD LIBOR + 6.5%)	(h)(j)	USD CLO	$540	539	517
Galaxy XXVII CLO Ltd., 4.9%, 5/16/2031 (3 mo. USD LIBOR + 2.8%)	(e)(h)(j)	USD CLO	250	226	226
Galaxy XXVII CLO Ltd., 4.0%, 5/16/2031 (3 mo. USD LIBOR + 1.8%)	(h)(j)	USD CLO	375	360	353
Grand Harbour CLO 2019-1 DAC, 2.8%, 3/15/2032 (3 mo. EURIBOR + 2.8%)	(h)(j)	EUR CLO	€250	284	279
Grosvenor Place CLO 2015-1 B.V., 5.4%, 10/30/2029 (3 mo. EURIBOR + 5.4%)	(j)	EUR CLO	100	121	109
Grosvenor Place CLO 2015-1 B.V., 1.6%, 10/30/2029 (3 mo. EURIBOR + 1.6%)	(j)	EUR CLO	100	123	110
Grosvenor Place CLO 2015-1 B.V., 2.5%, 10/30/2029 (3 mo. EURIBOR + 2.5%)	(j)	EUR CLO	100	118	111
Harvest CLO X DAC, 2.4%, 11/15/2028 (3 mo. EURIBOR + 2.9%)	(j)	EUR CLO	390	452	433
Harvest CLO X DAC, 4.6%, 11/15/2028 (3 mo. EURIBOR + 5.0%)	(j)	EUR CLO	117	139	131
Harvest CLO XX DAC, 2.5%, 10/20/2031 (3 mo. EURIBOR + 2.5%)	(j)	EUR CLO	100	115	112
Harvest CLO XX DAC, 3.4%, 10/20/2031 (3 mo. EURIBOR + 3.4%)	(j)	EUR CLO	380	437	423
Harvest CLO XXII DAC, 4.0%, 1/15/2032 (3 mo. EURIBOR + 4.0%)	(h)(j)	EUR CLO	365	409	407
Hayfin Emerald CLO III DAC, 4.0%, 10/15/2032 (3 mo. EURIBOR + 4.0%)	(h)(j)	EUR CLO	250	278	279
ICG US CLO 2016-1 Ltd., 5.0%, 7/29/2028 (3 mo. USD LIBOR + 3.1%)	(h)(j)	USD CLO	$250	247	241
ICG US CLO Ltd., 5.1%, 1/20/2030 (3 mo. USD LIBOR + 3.2%)	(h)(j)	USD CLO	250	250	236
Jamestown CLO X Ltd., 5.7%, 7/17/2029 (3 mo. USD LIBOR + 3.7%)	(h)(j)	USD CLO	250	245	242
Jubilee CLO 2014-XI B.V., 5.4%, 4/15/2030 (3 mo. EURIBOR + 5.4%)	(j)	EUR CLO	€130	150	140
Jubilee CLO 2014-XI B.V., 3.3%, 4/15/2030 (3 mo. EURIBOR + 3.3%)	(j)	EUR CLO	220	241	236
Jubilee CLO 2014-XII B.V., 2.9%, 4/15/2030 (3 mo. EURIBOR + 2.9%)	(j)	EUR CLO	155	175	169
Jubilee CLO 2015-XVI B.V., 6.9%, 12/15/2029 (3 mo. EURIBOR + 6.9%)	(j)	EUR CLO	250	284	265
See notes to financial statements.

FS Credit Income Fund

Schedule of Investments (continued)
As of October 31, 2019
(in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Jubilee CLO 2016-XVII B.V., 3.5%, 4/15/2031 (3 mo. EURIBOR + 3.5%)	(j)	EUR CLO	€100	$116	$111
Jubilee CLO 2017-XVIII B.V., 3.1%, 1/15/2030 (3 mo. EURIBOR + 3.1%)	(j)	EUR CLO	200	228	221
Kingsland IX Ltd., 3.7%, 4/28/2031 (3 mo. USD LIBOR + 1.8%)	(h)(j)	USD CLO	$200	200	197
Kingsland IX Ltd., 4.3%, 4/28/2031 (3 mo. USD LIBOR + 2.4%)	(h)(j)	USD CLO	200	200	193
Kingsland IX Ltd., 5.1%, 4/28/2031 (3 mo. USD LIBOR + 3.2%)	(h)(j)	USD CLO	200	198	187
KKR CLO 17 Ltd., 5.5%, 4/15/2029 (3 mo. USD LIBOR + 3.5%)	(h)(j)	USD CLO	513	510	490
Mackay Shields EURO CLO 1 DAC, 4.1%, 10/20/2032 (3 mo. EURIBOR + 4.1%)	(e)(g)(h)(j)	EUR CLO	€785	859	876
Madison Park Euro Funding XIV DAC, 1.8%, 7/15/2032 (3 mo. EURIBOR + 1.8%)	(h)(j)	EUR CLO	250	279	280
Madison Park Euro Funding XIV DAC, 5.8%, 7/15/2032 (3 mo. EURIBOR + 5.8%)	(h)(j)	EUR CLO	250	270	274
Madison Park Euro Funding XIV DAC, 3.6%, 7/15/2032 (3 mo. EURIBOR + 3.6%)	(h)(j)	EUR CLO	285	318	313
Madison Park Funding XVI Ltd., 5.7%, 4/20/2026 (3 mo. USD LIBOR + 3.7%)	(h)(i)(j)	USD CLO	$425	426	425
Madison Park Funding XX Ltd., 4.9%, 7/27/2030 (3 mo. USD LIBOR + 3.65%)	(h)(j)	USD CLO	350	350	328
Madison Park Funding XXVII Ltd., 4.6%, 4/20/2030 (3 mo. USD LIBOR + 2.6%)	(h)(j)	USD CLO	315	301	289
Madison Park Funding XXXVII Ltd., 5.8%, 7/15/2032 (3 mo. USD LIBOR + 3.5%)	(h)(j)	USD CLO	250	250	240
Magnetite XX Ltd., 4.5%, 4/20/2031 (3 mo. USD LIBOR + 2.5%)	(h)(j)	USD CLO	250	245	230
Man GLG US CLO 2018-2 Ltd., 5.5%, 10/15/2028 (3 mo. USD LIBOR + 3.5%)	(h)(j)	USD CLO	510	508	489
Marble Point CLO XII Ltd., 5.0%, 7/16/2031 (3 mo. USD LIBOR + 3.0%)	(h)(j)	USD CLO	250	230	228
Marlay Park CLO DAC, 1.6%, 10/15/2030 (3 mo. EURIBOR + 1.6%)	(j)	EUR CLO	€325	355	349
Midocean Credit CLO VIII, 5.0%, 2/20/2031 (3 mo. USD LIBOR + 2.9%)	(h)(j)	USD CLO	$250	233	226
See notes to financial statements.

FS Credit Income Fund

Schedule of Investments (continued)
As of October 31, 2019
(in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Mountain View CLO XIV Ltd., 6.1%, 4/15/2029 (3 mo. USD LIBOR + 4.1%)	(h)(j)	USD CLO	$335	$336	$332
MP CLO VII Ltd., 5.0%, 10/18/2028 (3 mo. USD LIBOR + 3.0%)	(h)(j)	USD CLO	250	250	235
Neuberger Berman CLO XV, 5.1%, 10/15/2029 (3 mo. USD LIBOR + 3.1%)	(h)(j)	USD CLO	670	672	618
Neuberger Berman CLO XVII Ltd., 5.6%, 4/22/2029 (3 mo. USD LIBOR + 3.7%)	(h)(j)	USD CLO	718	716	689
Neuberger Berman CLO XX Ltd., 4.4%, 1/15/2028 (3 mo. USD LIBOR + 2.4%)	(h)(j)	USD CLO	250	250	233
Newark BSL CLO 2 Ltd., 5.6%, 7/25/2030 (3 mo. USD LIBOR + 3.7%)	(h)(j)	USD CLO	500	503	490
NewDay Funding, 2.6%, 6/15/2027 (SONIA/N + 1.9%)	(h)(j)	GBP CLO	£100	127	130
NewDay Funding, 3.2%, 6/15/2027 (SONIA/N + 2.5%)	(h)(j)	GBP CLO	104	132	135
Niagara Park CLO Ltd., 3.8%, 7/17/2032 (3 mo. USD LIBOR + 1.8%)	(h)(j)	USD CLO	$250	250	248
OAK Hill European Credit Partners V Designated Activity Co., 6.2%, 2/21/2030 (3 mo. EURIBOR + 6.2%)	(j)	EUR CLO	€145	163	161
OAK Hill European Credit Partners VII DAC, 2.4%, 10/20/2031 (3 mo. EURIBOR + 2.4%)	(j)	EUR CLO	125	145	140
Oaktree CLO 2019-1 Ltd., 5.8%, 4/22/2030 (3 mo. USD LIBOR + 3.8%)	(h)(j)	USD CLO	$420	422	383
Ocean Trails CLO IV, 7.3%, 8/13/2025 (3 mo. USD LIBOR + 5.1%)	(h)(j)	USD CLO	930	927	930
OCP CLO 2015-10 Ltd., 4.5%, 10/26/2027 (3 mo. USD LIBOR + 2.6%)	(h)(j)	USD CLO	250	250	247
OCP CLO 2017-14 Ltd., 4.1%, 11/20/2030 (3 mo. USD LIBOR + 2.0%)	(h)(j)	USD CLO	250	250	240
Octagon Investment Partners 26 Ltd, 4.9%, 7/15/2030 (3 mo. USD LIBOR + 2.9%)	(h)(j)	USD CLO	335	324	310
Octagon Investment Partners 44 Ltd., 5.6%, 7/20/2032 (3 mo. USD LIBOR + 3.7%)	(h)(j)	USD CLO	400	400	390
Octagon Investment Partners XI Ltd., 6.0%, 7/15/2029 (3 mo. USD LIBOR + 4.0%)	(h)(j)	USD CLO	250	247	238
Octagon Investment Partners XXIII Ltd., 7.8%, 7/15/2027 (3 mo. USD LIBOR + 5.8%)	(h)(j)	USD CLO	465	456	434
See notes to financial statements.

FS Credit Income Fund

Schedule of Investments (continued)
As of October 31, 2019
(in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Orwell Park CLO Designated Activity Co., 4.5%, 7/18/2029 (3 mo. EURIBOR + 4.5%)	(j)	EUR CLO	€100	$118	$109
OZLM Funding III Ltd., 6.2%, 1/22/2029 (3 mo. USD LIBOR + 4.3%)	(h)(j)	USD CLO	$250	250	250
OZLM Funding Ltd., 5.6%, 7/22/2029 (3 mo. USD LIBOR + 3.6%)	(h)(j)	USD CLO	315	306	305
OZLM VIII Ltd., 5.2%, 10/17/2029 (3 mo. USD LIBOR + 3.2%)	(h)(j)	USD CLO	490	469	461
OZLM XIII Ltd., 4.9%, 7/30/2027 (3 mo. USD LIBOR + 3.0%)	(h)(j)	USD CLO	250	246	231
OZLM XIX Ltd., 3.9%, 11/22/2030 (3 mo. USD LIBOR + 2.0%)	(h)(j)	USD CLO	930	897	889
OZLM XVI Ltd., 5.7%, 5/16/2030 (3 mo. USD LIBOR + 3.6%)	(h)(j)	USD CLO	250	242	240
OZLM XX Ltd., 4.9%, 4/20/2031 (3 mo. USD LIBOR + 3.0%)	(h)(j)	USD CLO	515	494	473
OZLME VI DAC, 3.8%, 7/15/2032 (3 mo. EURIBOR + 3.8%)	(j)	EUR CLO	€200	224	224
Palmer Square CLO 2019-1 Ltd., 5.1%, 4/20/2027 (3 mo. USD LIBOR + 3.2%)	(h)(j)	USD CLO	$320	320	313
Parallel 2018-1 Ltd., 4.8%, 4/20/2031 (3 mo. USD LIBOR + 2.8%)	(h)(j)	USD CLO	274	251	244
Park Avenue Institutional Advisers CLO Ltd. 2017-1, 4.3%, 11/14/2029 (3 mo. USD LIBOR + 2.2%)	(h)(j)	USD CLO	250	250	243
Penta CLO 6 DAC, 3.9%, 7/25/2032 (3 mo. EURIBOR + 3.9%)	(h)(j)	EUR CLO	€425	483	475
Phoenix Park CLO DAC, 2.5%, 10/29/2031 (3 mo. EURIBOR + 2.5%)	(j)	EUR CLO	190	220	213
Preferred Term Securities XX Ltd./ Preferred Term Securities XX, Inc., 2.6%, 3/22/2038 (3 mo. USD LIBOR + 0.5%)	(h)(j)	USD CDO	$437	337	373
Preferred Term Securities XXI Ltd./ Preferred Term Securities XXI, Inc., 2.5%, 3/22/2038 (3 mo. USD LIBOR + 0.4%)	(h)(j)	USD CDO	1,680	1,363	1,403
Preferred Term Securities XXIV Ltd./ Preferred Term Securities XXIV, Inc., 2.5%, 3/22/2037 (3 mo. USD LIBOR + 0.4%)	(h)(j)	USD CDO	430	329	343
Preferred Term Securities XXVI Ltd./ Preferred Term Securities XXVI, Inc., 2.5%, 9/22/2037 (3 mo. USD LIBOR + 0.4%)	(h)(j)	USD CDO	270	216	227
See notes to financial statements.

FS Credit Income Fund

Schedule of Investments (continued)
As of October 31, 2019
(in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Providus CLO Ltd., 3.8%, 7/20/2032 (3 mo. EURIBOR + 3.8%)	(h)(j)	EUR CLO	€250	$284	$279
Purple Finance CLO 2 DAC, 4.1%, 4/20/2032 (3 mo. EURIBOR + 4.1%)	(h)(j)	EUR CLO	360	398	402
Race Point VIII CLO Ltd., 5.9%, 2/20/2030 (3 mo. USD LIBOR + 3.8%)	(h)(i)(j)	USD CLO	$770	768	734
Regatta XI Funding Ltd., 4.9%, 7/17/2031 (3 mo. USD LIBOR + 2.9%)	(h)(j)	USD CLO	250	250	235
Rockford Tower Europe CLO 2018-1 DAC, 2.5%, 12/20/2031 (3 mo. EURIBOR + 2.5%)	(h)(j)	EUR CLO	€250	284	279
RR 4 Ltd., 5.0%, 4/15/2030 (3 mo. USD LIBOR + 3.0%)	(h)(j)	USD CLO	$250	250	234
RR 5 Ltd., 5.1%, 10/15/2031 (3 mo. USD LIBOR + 3.1%)	(h)(j)	USD CLO	370	361	348
SCOF-2 Ltd., 5.1%, 7/15/2028 (3 mo. USD LIBOR + 3.1%)	(h)(j)	USD CLO	250	241	240
Shackleton 2013-III CLO Ltd., 5.0%, 7/15/2030 (3 mo. USD LIBOR + 3.0%)	(h)(j)	USD CLO	250	250	225
Shackleton 2015-VII-R CLO Ltd., 5.3%, 7/15/2031 (3 mo. USD LIBOR + 3.3%)	(h)(j)	USD CLO	250	250	233
Smeralda SPV Srl, 5.3%, 12/22/2034	(g)	EUR CLO	€589	645	657
Sorrento Park CLO DAC, 2.6%, 11/16/2027 (3 mo. EURIBOR + 3.0%)	(j)	EUR CLO	250	285	279
Sound Point CLO Ltd., 5.9%, 1/20/2032 (3 mo. USD LIBOR + 3.9%)	(h)(j)	USD CLO	$310	310	292
Sound Point CLO XII Ltd., 5.8%, 10/20/2028 (3 mo. USD LIBOR + 3.9%)	(h)(j)	USD CLO	355	356	349
Sound Point CLO XVII, 5.0%, 10/20/2030 (3 mo. USD LIBOR + 3.0%)	(h)(j)	USD CLO	250	243	222
Sound Point CLO XX Ltd., 4.9%, 7/26/2031 (3 mo. USD LIBOR + 3.0%)	(h)(j)	USD CLO	460	460	415
Sound Point CLO XXIII, 4.0%, 4/15/2032 (3 mo. USD LIBOR + 2.0%)	(h)(j)	USD CLO	385	386	385
Steele Creek CLO 2017-1 Ltd., 4.9%, 1/15/2030 (3 mo. USD LIBOR + 2.9%)	(h)(j)	USD CLO	250	247	222
Symphony CLO XIX Ltd., 4.6%, 4/16/2031 (3 mo. USD LIBOR + 2.6%)	(h)(j)	USD CLO	250	248	231
Symphony CLO XVII Ltd., 7.6%, 4/15/2028 (3 mo. USD LIBOR + 5.6%)	(h)(j)	USD CLO	485	478	459
See notes to financial statements.

FS Credit Income Fund

Schedule of Investments (continued)
As of October 31, 2019
(in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
TCW CLO 2019-1 AMR Ltd., 6.4%, 2/15/2029 (3 mo. USD LIBOR + 4.3%)	(h)(j)	USD CLO	$335	$336	$328
THL Credit Wind River 2017-1 CLO Ltd., 5.8%, 4/18/2029 (3 mo. USD LIBOR + 3.8%)	(h)(j)	USD CLO	335	332	327
TICP CLO, Ltd., 4.9%, 4/20/2028 (3 mo. USD LIBOR + 3.0%)	(h)(j)	USD CLO	250	244	235
Tikehau CLO B.V., 4.6%, 8/4/2028 (3 mo. EURIBOR + 4.6%)	(j)	EUR CLO	€170	198	187
Tikehau CLO B.V., 2.4%, 8/4/2028 (3 mo. EURIBOR + 2.4%)	(j)	EUR CLO	165	193	183
Tikehau CLO IV B.V., 3.3%, 10/15/2031 (3 mo. EURIBOR + 3.3%)	(j)	EUR CLO	215	249	239
Toro European CLO 2 DAC, 3.3%, 10/15/2030 (3 mo. EURIBOR + 3.3%)	(j)	EUR CLO	255	300	282
Toro European CLO 3 DAC, 3.3%, 4/15/2030 (3 mo. EURIBOR + 3.3%)	(j)	EUR CLO	180	209	201
Treman Park CLO Ltd., 7.5%, 10/20/2028 (3 mo. USD LIBOR + 5.5%)	(h)(j)	USD CLO	$250	241	224
Trimaran Cavu 2019-1 Ltd., 6.1%, 7/20/2032 (3 mo. USD LIBOR + 4.2%)	(h)(i)(j)	USD CLO	655	655	626
Trimaran Cavu 2019-1 Ltd., 5.1%, 7/20/2032 (3 mo. USD LIBOR + 3.2%)	(h)(j)	USD CLO	270	270	267
Trimaran Cavu 2019-2 Ltd., 6.6%, 11/26/2032 (3 mo. USD LIBOR + 4.7%)	(e)(h)(j)	USD CLO	250	245	245
Trinitas CLO VII Ltd., 5.4%, 1/25/2031 (3 mo. USD LIBOR + 3.5%)	(h)(j)	USD CLO	250	228	228
Tymon Park CLO DAC, 6.8%, 1/21/2029 (3 mo. EURIBOR + 6.8%)	(j)	EUR CLO	€250	285	254
Tymon Park CLO Ltd., 4.6%, 1/21/2029 (3 mo. EURIBOR + 4.6%)	(j)	EUR CLO	100	121	109
Venture 37 CLO Ltd., 5.9%, 7/15/2032 (3 mo. USD LIBOR + 3.9%)	(h)(j)	USD CLO	$780	780	753
Venture 38 CLO Ltd., 6.4%, 7/30/2032 (3 mo. USD LIBOR + 4.3%)	(h)(j)	USD CLO	475	470	467
Venture CDO Ltd., 6.2%, 4/20/2029 (3 mo. USD LIBOR + 4.2%)	(h)(j)	USD CDO	135	135	134
Vibrant CLO VI Ltd., 4.8%, 6/20/2029 (3 mo. USD LIBOR + 2.6%)	(h)(j)	USD CLO	425	427	423
Voya CLO 2013-1 Ltd., 3.9%, 10/15/2030 (3 mo. USD LIBOR + 1.9%)	(h)(j)	USD CLO	630	610	604
See notes to financial statements.

FS Credit Income Fund

Schedule of Investments (continued)
As of October 31, 2019
(in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)		Amortized Cost	Fair Value(c)
Voya CLO 2013-3 Ltd., 5.3%, 10/18/2031 (3 mo. USD LIBOR + 3.3%)	(h)(j)	USD CLO		$485	$462	$460
Voya CLO 2016-1 Ltd., 3.8%, 1/20/2031 (3 mo. USD LIBOR + 1.8%)	(h)(j)	USD CLO		510	490	487
Voya CLO 2017-1 Ltd., 5.3%, 4/17/2030 (3 mo. USD LIBOR + 3.3%)	(h)(j)	USD CLO		250	245	239
VOYA CLO Ltd., 4.4%, 1/18/2029 (3 mo. USD LIBOR + 2.4%)	(h)(j)	USD CLO		250	250	222
Webster Park CLO Ltd., 4.9%, 7/20/2030 (3 mo. USD LIBOR + 2.9%)	(h)(j)	USD CLO		570	558	530
Wellfleet CLO 2017-2 Ltd., 5.4%, 10/20/2029 (3 mo. USD LIBOR + 3.4%)	(h)(j)	USD CLO		545	532	522
Whitebox CLO I Ltd., 6.4%, 7/24/2032 (3 mo. USD LIBOR + 4.4%)	(h)(j)	USD CLO		645	638	617
Willow Park CLO 1X C, 2.8%, 1/15/2031 (3 mo. EURIBOR + 2.8%)	(j)	EUR CLO		€270	309	294
York CLO-3 Ltd., 4.4%, 10/20/2029 (3 mo. USD LIBOR + 2.5%)	(j)	USD CLO		$288	288	284
Total Collateralized Loan Obligation / Structured Credit					70,586	68,635
Emerging Markets Debt—2.3%
El Salvador Government International Bond, 7.4%, 12/1/2019	(i)	Sovereign		505	506	506
Mexican Bonos, 6.5%, 6/9/2022		Sovereign	Mex$	15,470	782	804
Petroamazonas EP, 4.6%, 2/16/2020	(i)	Oil & Gas		$133	133	133
Petroleos Mexicanos, 2.5%, 11/24/2022	(e)(i)	Oil & Gas		€200	230	230
Petroleos Mexicanos, 4.9%, 1/24/2022	(e)	Oil & Gas		$680	708	708
Petroleos Mexicanos, 6.8%, 1/23/2030	(h)(i)	Oil & Gas		721	721	771
Petroleos Mexicanos, 7.7%, 1/23/2050	(h)(i)	Oil & Gas		684	711	748
Russian Federal Bond—OFZ, 8.0%, 10/7/2026	(i)	Sovereign	₽	13,430	230	230
Ukraine Government International Bond, 7.8%, 9/1/2025	(i)	Sovereign		$460	499	495
Total Emerging Markets Debt					4,520	4,625

See notes to financial statements.

FS Credit Income Fund

Schedule of Investments (continued)
As of October 31, 2019
(in thousands, except share amounts)

Portfolio Company(a)	Footnotes	Industry	Number of Shares	Cost(b)	Fair Value(c)
Preferred Equity—0.1%
Verscend Technologies, Inc., 12.3%	(g)	Software	200	$194	$204
Total Preferred Equity				194	204
Common Equity—0.4%
ATD New Holdings, Inc.	(l)	Commercial Services	4,098	75	119
Camaieu New, Classes A-J	(l)	Retailers	10,604,587	449	53
Camaieu New, Warrants	(l)	Retailers	1,279,509	—	7
Hexion Holdings Corp., Class B	(l)	Chemicals	14,672	194	148
Hexion Holdings Corp., Warrants	(l)	Chemicals	16,226	227	180
Oi S.A. ADR	(l)	Telecommunications	239,176	614	258
Total Common Equity				1,559	765
TOTAL INVESTMENTS—117.5%				$240,927	$237,624
LIABILITIES IN EXCESS OF OTHER ASSETS—(17.5)%(o)					(35,440)
NET ASSETS—100.0%					$202,184
Investments Sold Short
Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Proceeds	Fair Value(c)
U.S. Treasury Sold Short—(0.4)%
U.S. Treasury Bond, 2.3%, 8/15/2049	(1)	Sovereign	$(708)	$(737)	$(719)
Total Investments Sold Short				$(737)	$(719)
Forward Foreign Currency Exchange Contracts
Counterparty	Contract Settlement Date	Currency to be Received	Value	Currency to be Delivered	Value	Unrealized Appreciation	Unrealized Depreciation
JPMorgan Chase Bank, N.A.	12/18/2019	USD	4	BRL	16	$—	$—
JPMorgan Chase Bank, N.A.	12/18/2019	USD	3	BRL	11	—	—
JPMorgan Chase Bank, N.A.	12/18/2019	USD	4	BRL	16	—	—
JPMorgan Chase Bank, N.A.	12/18/2019	USD	3	BRL	13	—	—
JPMorgan Chase Bank, N.A.	12/18/2019	USD	6	BRL	23	—	—
JPMorgan Chase Bank, N.A.	12/18/2019	USD	4	BRL	18	—	—
JPMorgan Chase Bank, N.A.	12/18/2019	USD	3	BRL	14	—	—
JPMorgan Chase Bank, N.A.	12/18/2019	USD	4	BRL	17	—	—
JPMorgan Chase Bank, N.A.	12/18/2019	USD	5	BRL	22	—	—
JPMorgan Chase Bank, N.A.	12/18/2019	USD	5	BRL	19	—	—
State Street Bank and Trust Company	12/18/2019	USD	1	BRL	5	—	—
State Street Bank and Trust Company	12/18/2019	USD	1	BRL	4	—	—
State Street Bank and Trust Company	12/18/2019	USD	100	BRL	402	2	—
State Street Bank and Trust Company	12/18/2019	USD	121	BRL	488	3	—
JPMorgan Chase Bank, N.A.	12/18/2019	USD	6	BRL	25	—	—
JPMorgan Chase Bank, N.A.	12/18/2019	USD	7	BRL	30	—	—
State Street Bank and Trust Company	12/18/2019	USD	1,437	EUR	1,284	—	7
See notes to financial statements.

FS Credit Income Fund

Schedule of Investments (continued)
As of October 31, 2019
(in thousands, except share amounts)

Counterparty	Contract Settlement Date	Currency to be Received	Value	Currency to be Delivered	Value	Unrealized Appreciation	Unrealized Depreciation
State Street Bank and Trust Company	12/18/2019	USD	347	EUR	310	$—	$3
JPMorgan Chase Bank, N.A.	12/18/2019	USD	851	EUR	760	—	12
JPMorgan Chase Bank, N.A.	12/18/2019	USD	1,739	EUR	1,554	—	33
State Street Bank and Trust Company	12/18/2019	USD	1,151	EUR	1,028	—	11
JPMorgan Chase Bank, N.A.	12/18/2019	USD	464	EUR	415	—	3
JPMorgan Chase Bank, N.A.	12/18/2019	USD	292	EUR	261	—	3
State Street Bank and Trust Company	12/18/2019	USD	282	EUR	252	2	—
JPMorgan Chase Bank, N.A.	12/18/2019	USD	1,245	EUR	1,112	4	—
State Street Bank and Trust Company	12/18/2019	USD	553	EUR	494	11	—
State Street Bank and Trust Company	12/18/2019	USD	184	EUR	164	4	—
State Street Bank and Trust Company	12/18/2019	USD	2,909	EUR	2,599	56	—
JPMorgan Chase Bank, N.A.	12/18/2019	USD	733	EUR	655	14	—
JPMorgan Chase Bank, N.A.	12/18/2019	USD	1,124	EUR	1,004	22	—
State Street Bank and Trust Company	12/18/2019	USD	845	EUR	755	24	—
State Street Bank and Trust Company	12/18/2019	USD	933	EUR	834	29	—
State Street Bank and Trust Company	12/18/2019	USD	560	EUR	500	17	—
JPMorgan Chase Bank, N.A.	12/18/2019	USD	1,054	EUR	942	23	—
State Street Bank and Trust Company	12/18/2019	USD	2,008	EUR	1,794	36	—
State Street Bank and Trust Company	12/18/2019	USD	416	EUR	372	8	—
State Street Bank and Trust Company	12/18/2019	USD	721	EUR	644	13	—
State Street Bank and Trust Company	12/18/2019	USD	209	GBP	161	—	—
JPMorgan Chase Bank, N.A.	12/18/2019	USD	32	GBP	25	—	1
JPMorgan Chase Bank, N.A.	12/18/2019	USD	25	GBP	19	—	1
JPMorgan Chase Bank, N.A.	12/18/2019	USD	221	GBP	170	—	14
State Street Bank and Trust Company	12/18/2019	USD	131	GBP	101	—	8
JPMorgan Chase Bank, N.A.	12/18/2019	USD	110	GBP	85	—	7
State Street Bank and Trust Company	12/18/2019	USD	22	GBP	17	—	—
JPMorgan Chase Bank, N.A.	12/18/2019	USD	57	GBP	44	—	1
JPMorgan Chase Bank, N.A.	12/18/2019	USD	272	GBP	210	—	3
State Street Bank and Trust Company	12/18/2019	USD	16	GBP	12	—	—
State Street Bank and Trust Company	12/18/2019	USD	71	GBP	55	—	1
JPMorgan Chase Bank, N.A.	11/29/2019	USD	423	MXN	8,175	—	2
JPMorgan Chase Bank, N.A.	11/29/2019	USD	368	MXN	7,115	—	1
JPMorgan Chase Bank, N.A.	12/18/2019	BRL	10	USD	3	—	—
JPMorgan Chase Bank, N.A.	12/18/2019	BRL	12	USD	3	—	—
JPMorgan Chase Bank, N.A.	12/18/2019	BRL	12	USD	3	—	—
JPMorgan Chase Bank, N.A.	12/18/2019	BRL	15	USD	4	—	—
JPMorgan Chase Bank, N.A.	12/18/2019	BRL	13	USD	3	—	—
JPMorgan Chase Bank, N.A.	12/18/2019	BRL	11	USD	3	—	—
JPMorgan Chase Bank, N.A.	12/18/2019	BRL	14	USD	3	—	—
JPMorgan Chase Bank, N.A.	12/18/2019	BRL	20	USD	5	—	—
JPMorgan Chase Bank, N.A.	12/18/2019	BRL	20	USD	5	—	—
See notes to financial statements.

FS Credit Income Fund

Schedule of Investments (continued)
As of October 31, 2019
(in thousands, except share amounts)

Counterparty	Contract Settlement Date	Currency to be Received	Value	Currency to be Delivered	Value	Unrealized Appreciation	Unrealized Depreciation
JPMorgan Chase Bank, N.A.	12/18/2019	BRL	17	USD	4	$—	$—
JPMorgan Chase Bank, N.A.	12/18/2019	BRL	16	USD	4	—	—
JPMorgan Chase Bank, N.A.	12/18/2019	BRL	13	USD	3	—	—
JPMorgan Chase Bank, N.A.	12/18/2019	BRL	84	USD	21	—	—
JPMorgan Chase Bank, N.A.	12/18/2019	BRL	102	USD	25	—	—
JPMorgan Chase Bank, N.A.	12/18/2019	BRL	25	USD	6	—	—
JPMorgan Chase Bank, N.A.	12/18/2019	BRL	30	USD	7	—	—
JPMorgan Chase Bank, N.A.	12/18/2019	BRL	40	USD	10	—	—
JPMorgan Chase Bank, N.A.	12/18/2019	BRL	49	USD	12	—	—
JPMorgan Chase Bank, N.A.	12/18/2019	BRL	36	USD	9	—	—
JPMorgan Chase Bank, N.A.	12/18/2019	BRL	30	USD	7	—	—
JPMorgan Chase Bank, N.A.	12/18/2019	BRL	23	USD	6	—	—
JPMorgan Chase Bank, N.A.	12/18/2019	BRL	28	USD	7	—	—
State Street Bank and Trust Company	12/18/2019	BRL	23	USD	6	—	—
State Street Bank and Trust Company	12/18/2019	BRL	28	USD	7	—	—
JPMorgan Chase Bank, N.A.	12/18/2019	BRL	42	USD	10	—	1
JPMorgan Chase Bank, N.A.	12/18/2019	BRL	35	USD	9	—	—
State Street Bank and Trust Company	12/18/2019	EUR	320	USD	358	6	—
JPMorgan Chase Bank, N.A.	12/18/2019	EUR	1,999	USD	2,237	10	—
State Street Bank and Trust Company	12/18/2019	EUR	984	USD	1,101	—	9
State Street Bank and Trust Company	12/18/2019	EUR	330	USD	369	—	3
JPMorgan Chase Bank, N.A.	12/18/2019	EUR	3,412	USD	3,819	—	68
JPMorgan Chase Bank, N.A.	12/18/2019	EUR	611	USD	684	—	12
JPMorgan Chase Bank, N.A.	12/18/2019	EUR	773	USD	865	—	12
JPMorgan Chase Bank, N.A.	12/18/2019	EUR	226	USD	253	—	4
Total Forward Foreign Currency Exchange Contracts						$284	$220

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Unrealized Appreciation	Unrealized Depreciation
Interest Rate Futures
U.S. 10-Year Treasury Note	96	Short	12/19/2019	$12,605	$96	—
U.S. 2-Year Treasury Note	73	Long	12/31/2019	15,719	20	—
Total Interest Rate Futures					$116	—
See notes to financial statements.

FS Credit Income Fund

Schedule of Investments (continued)
As of October 31, 2019
(in thousands, except share amounts)

Cross-Currency Swaps
Counterparty	Fund Pays	Fund Receives	Notional Amount of Currency Delivered	Notional Amount of Currency Received	Expiration Date	Periodic Payment Frequency	Fair Value(c)	Unrealized Appreciation	Unrealized Depreciation
JPMorgan Chase Bank, N.A.	3 Month EURIBOR plus a spread of (0.33375%)	3 Month USD LIBOR	EUR 347	USD 418	1/16/2023	Quarterly	$33	$33	$—
JPMorgan Chase Bank, N.A.	3 Month EURIBOR plus a spread of (0.1750%)	3 Month USD LIBOR	EUR 2,191	USD 2,425	9/16/2021	Quarterly	(17)	—	17
JPMorgan Chase Bank, N.A.	3 Month EURIBOR plus a spread of (0.33375%)	3 Month USD LIBOR	EUR 1,209	USD 1,455	1/16/2023	Quarterly	116	116	—
JPMorgan Chase Bank, N.A.	3 Month EURIBOR plus a spread of (0.19%)	3 Month USD LIBOR	EUR 4,237	USD 4,816	8/20/2023	Quarterly	104	104	—
JPMorgan Chase Bank, N.A.	3 Month EURIBOR plus a spread of (0.195%)	3 Month USD LIBOR	EUR 2,570	USD 2,960	10/5/2023	Quarterly	103	103	—
JPMorgan Chase Bank, N.A.	3 Month EURIBOR plus a spread of (0.16375%)	3 Month USD LIBOR	EUR 4,468	USD 5,207	7/20/2023	Quarterly	233	233	—
JPMorgan Chase Bank, N.A.	3 Month EURIBOR plus a spread of (0.2335%)	3 Month USD LIBOR	EUR 963	USD 1,123	6/1/2023	Quarterly	53	53	—
JPMorgan Chase Bank, N.A.	3 Month GBP LIBOR plus a spread of 0.03325%	3 Month USD LIBOR	GBP 459	USD 609	3/18/2021	Quarterly	15	15	—
JPMorgan Chase Bank, N.A.	3 Month EURIBOR plus a spread of (0.10375%)	3 Month USD LIBOR	EUR 2,025	USD 2,279	3/29/2021	Quarterly	26	26	—
JPMorgan Chase Bank, N.A.	3 Month EURIBOR plus a spread of (0.1435%)	3 Month USD LIBOR	EUR 1,977	USD 2,249	12/3/2023	Quarterly	46	46	—
JPMorgan Chase Bank, N.A.	3 Month EURIBOR plus a spread of (0.176%)	3 Month USD LIBOR	EUR 4,872	USD 5,483	7/12/2021	Quarterly	63	63	—
Total Cross-Currency Swaps							$775	$792	$17
See notes to financial statements.

FS Credit Income Fund

Schedule of Investments (continued)
As of October 31, 2019
(in thousands, except share amounts)

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Notional Amount	Expiration Date	Periodic Payment Frequency	Fair Value(c)	Unrealized Appreciation	Unrealized Depreciation
JPMorgan Chase Bank, N.A.	2.86%	3 Month LIBOR	USD 324	6/29/2023	Semi-Annually	$(16)	$—	$16
JPMorgan Chase Bank, N.A.	1.70%	3 Month LIBOR	USD 6	4/29/2030	Semi-Annually	—	—	—
JPMorgan Chase Bank, N.A.	2.87%	3 Month LIBOR	USD 11	7/2/2023	Semi-Annually	(1)	—	1
Goldman Sachs & Co. LLC	2.89%	3 Month LIBOR	USD 243	6/27/2023	Semi-Annually	(12)	—	12
JPMorgan Chase Bank, N.A.	2.88%	3 Month LIBOR	USD 452	7/9/2023	Semi-Annually	(23)	—	23
JPMorgan Chase Bank, N.A.	2.41%	3 Month LIBOR	USD 532	7/9/2023	Semi-Annually	(18)	—	18
JPMorgan Chase Bank, N.A.	2.29%	3 Month LIBOR	USD 114	7/9/2023	Semi-Annually	(3)	—	3
Goldman Sachs & Co. LLC	2.52%	3 Month LIBOR	USD 404	7/9/2023	Semi-Annually	(15)	—	15
JPMorgan Chase Bank, N.A.	2.27%	3 Month LIBOR	USD 399	7/9/2023	Semi-Annually	(11)	—	11
Goldman Sachs & Co. LLC	1.62%	3 Month LIBOR	USD 550	4/8/2050	Semi-Annually	22	22	—
Goldman Sachs & Co. LLC	3 Month LIBOR	1.26%	USD 1,738	4/8/2022	Semi-Annually	6	6	—
Goldman Sachs & Co. LLC	1.65%	3 Month LIBOR	USD 300	3/17/2030	Semi-Annually	(1)	—	1
Goldman Sachs & Co. LLC	1.52%	3 Month LIBOR	USD 86	11/8/2026	Semi-Annually	—	—	—
Total Interest Rate Swaps						$(72)	$28	$100
See notes to financial statements.

FS Credit Income Fund

Schedule of Investments (continued)
As of October 31, 2019
(in thousands, except share amounts)

Total Return Debt Swaps(g)
Counterparty	Fund Pays	Fund Receives	Notional Amount	Expiration Date	Periodic Payment Frequency	Fair Value(c)	Unrealized Appreciation	Unrealized Depreciation
Bank of America, N.A.	SIFMA Municipal Swap Index plus a spread of 1.30%	San Antonio Housing Finance Corporation Multifamily Housing Revenue Bonds (Artisan at Salado Heights, 5.80%, 5/1/2050), Series 2006	USD 700	12/1/2023	Monthly	$24	$24	$—
Bank of America, N.A.	SIFMA Municipal Swap Index plus a spread of 1.45%	San Antonio Housing Finance Corporation Multifamily Housing Revenue Bonds (Costa Miranda Apartments Project, 6.10%, 10/1/2050), Series 2006	USD 601	12/1/2023	Monthly	20	20	—
Bank of America, N.A.	SIFMA Municipal Swap Index plus a spread of 1.30%	City of Los Angeles Multifamily Housing Revenue Bonds (Windward Preservation Apartments, 5.85%, 10/1/2044), Series 2006C	USD 403	6/1/2023	Monthly	18	18	—
Bank of America, N.A.	SIFMA Municipal Swap Index plus a spread of 1.45%	Massachusetts Development Finance Agency Housing Revenue Bonds (East Canton Apartments Project, 5.90%, 5/1/2055) Series 2006A	USD 587	12/1/2023	Monthly	16	16	—
Bank of America, N.A.	SIFMA Municipal Swap Index plus a spread of 1.45%	Texas Department of Housing and Community Affairs Multifamily Housing Revenue Bonds (Santora Villas Apartments, 5.80%, 5/1/2047), Series 2007	USD 619	6/1/2024	Monthly	15	15	—
Bank of America, N.A.	SIFMA Municipal Swap Index plus a spread of 1.45%	District of Columbia Housing Finance Agency Multifamily Housing Revenue Bonds (Carver Apartments Project, 5.88%, 10/1/2049), Series 2006	USD 369	6/1/2023	Monthly	10	10	—
Bank of America, N.A.	SIFMA Municipal Swap Index plus a spread of 1.45%	Louisiana Housing Finance Agency Multifamily Housing Revenue Bonds (The Crossings Apartments, 6.15%, 5/1/2048) Series 2006	USD 374	6/1/2023	Monthly	10	10	—
Bank of America, N.A.	SIFMA Municipal Swap Index plus a spread of 1.45%	California Statewide Communities Development Authority Multifamily Housing Revenue Bonds (Rose of Sharon Senior Homes, 5.85%, 3/1/2045) Series 2006PP	USD 273	6/1/2023	Monthly	7	7	—
See notes to financial statements.

FS Credit Income Fund

Schedule of Investments (continued)
As of October 31, 2019
(in thousands, except share amounts)

Counterparty	Fund Pays	Fund Receives	Notional Amount	Expiration Date	Periodic Payment Frequency	Fair Value(c)	Unrealized Appreciation	Unrealized Depreciation
Bank of America, N.A.	SIFMA Municipal Swap Index plus a spread of 1.30%	California Statewide Communities Development Authority Multifamily Housing Revenue Bonds (La Mission Village Apartments Project, 5.75%, 5/1/2049), Series 2006Q	USD 223	9/1/2023	Monthly	$7	$7	$—
Bank of America, N.A.	SIFMA Municipal Swap Index plus a spread of 1.45%	Texas Department of Housing and Community Affairs Multifamily Housing Revenue Bonds (Churchill at Pinnacle Park, 6.55%, 7/1/2044), Series 2004	USD 494	9/1/2021	Monthly	6	6	—
Bank of America, N.A.	SIFMA Municipal Swap Index plus a spread of 1.30%	Sacramento Housing Authority Multifamily Revenue Bonds (Willow Glen Apartments, 5.75%, 4/1/2056), Series 2007F	USD 247	12/1/2024	Monthly	5	5	—
Bank of America, N.A.	SIFMA Municipal Swap Index plus a spread of 1.45%	South Carolina State Housing Finance and Development Authority Multifamily Housing Revenue Bonds (Wyndham Pointe Apartments Project, 6.60%, 9/1/2048), Series 2004	USD 362	12/1/2021	Monthly	5	5	—
Bank of America, N.A.	SIFMA Municipal Swap Index plus a spread of 1.45%	California Statewide Communities Development Authority Multifamily Housing Revenue Bonds (Parkview Senior Apartments Project, 5.75%, 2/1/2049), Series 2005U	USD 178	9/1/2022	Monthly	3	3	—
Bank of America, N.A.	SIFMA Municipal Swap Index plus a spread of 1.30%	District of Columbia Housing Finance Agency Multifamily Housing Revenue Bonds (Galen Terrace Apartments Project, 6.00%, 2/1/2049), Series 2006	USD 221	3/1/2022	Monthly	1	1	—
Bank of America, N.A.	SIFMA Municipal Swap Index plus a spread of 1.45%	City of Los Angeles Multifamily Housing Revenue Bonds (Lexington Preservation Apartments, 6.50% 9/1/2043), Series 2005D	USD 439	6/1/2022	Monthly	1	1	—
See notes to financial statements.

FS Credit Income Fund

Schedule of Investments (continued)
As of October 31, 2019
(in thousands, except share amounts)

Counterparty	Fund Pays	Fund Receives	Notional Amount	Expiration Date	Periodic Payment Frequency	Fair Value(c)	Unrealized Appreciation	Unrealized Depreciation
Bank of America, N.A.	SIFMA Municipal Swap Index plus a spread of 1.45%	San Antonio Housing Finance Corporation Multifamily Housing Revenue Bonds (The Villas at Coasta Cadiz, 6.50%, 1/1/2049), Series 2004	USD 409	12/1/2021	Monthly	$(1)	$—	$1
Bank of America, N.A.	SIFMA Municipal Swap Index plus a spread of 1.45%	City of Roseville, Minnesota Multifamily Housing Revenue Bonds (Centennial Apartments Project, 5.75%, 1/1/2051) Series 2007	USD 609	9/1/2025	Monthly	(3)	—	3
Bank of America, N.A.	SIFMA Municipal Swap Index plus a spread of 1.45%	Houston Housing Finance Corporation Multifamily Housing Revenue Bonds (Kensington Place Apartments, 6.50%, 2/1/2048), Series 2004	USD 631	9/1/2021	Monthly	(5)	—	5
Total Total Return Debt Swaps						$139	$148	$9

(a)
Security may be an obligation of one or more entities affiliated with the named company.

(b)
Denominated in U.S. dollars unless otherwise noted.

(c)
Fair value is determined by the board of trustees of FS Credit Income Fund (the “Fund”). See Notes 2 and 8 for information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies.

(d)
Certain variable rate securities in the Fund’s portfolio bear interest at a rate determined by a publicly disclosed base rate plus a basis point spread. As of October 31, 2019, the one-month, three-month. and six-month London Interbank Offered Rate (“LIBOR” or “L”) was 1.78%, 1.90% and 1.92%, respectively, the three-month Euro Interbank Offered Rate (“EURIBOR” or “E”) was (0.39)% and the three-month GBP London Interbank Offered Rate (“GBP LIBOR”) was 0.81%.

(e)
Position or portion thereof unsettled as of October 31, 2019.

(f)
Security is in default.

(g)
Security is classified as Level 3 in the Fund’s fair value hierarchy (See Note 8).

(h)
Exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Such securities may be deemed liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $123,709, which represents approximately 61.2% of net assets as of October 31, 2019.

(i)
Security or portion thereof is pledged as collateral supporting the amounts outstanding under the prime brokerage facility with BNP Paribas Prime Brokerage International, Ltd. (“BNP”). Securities may be rehypothecated from time to time as permitted under Rule 15c-1(a)(1) promulgated under the Securities Exchange Act of 1934, as amended, subject to terms and conditions governing the prime brokerage facility with BNP. As of October 31, 2019, there were no securities rehypothecated by BNP.

(j)
Variable rate security. The stated interest rate represents the rate in effect at October 31, 2019.

(k)
The security has a perpetual maturity; the date displayed is the next call date.

(l)
Security is non-income producing.

(m)
Variable or floating rate security for which the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(n)
Issued with a zero coupon. Income is recognized through the accretion of discount.

See notes to financial statements.

FS Credit Income Fund

Schedule of Investments (continued)
As of October 31, 2019
(in thousands, except share amounts)

(o)
Includes the effect of forward foreign currency exchange contracts, futures contracts, swap contracts and investments sold short.

ADR—American Depositary Receipt
BRL—Brazilian Real
EUR—Euro
EURIBOR—Euro Interbank Offered Rate
FRN—Floating Rate Note
GBP—British Pound Sterling
LIBOR—London Interbank Offered Rate
MXN—Mexican Peso
PIK—Payment In Kind
SIFMA—Securities Industry and Financial Markets Association
SONIA/N—Sterling Overnight Interbank Average Rate
USD—U.S. Dollar
See notes to financial statements.

FS Credit Income Fund
Statement of Assets and Liabilities
(in thousands, except share and per share amounts)

October 31, 2019
Assets
Investments, at fair value (amortized cost—$240,927)	$237,624
Cash	854
Restricted cash	1,233
Foreign currency (cost—$124)	125
Collateral held at broker(1)	439
Receivable for investments sold	4,974
Receivable from Fund shares sold	1,020
Reimbursement due from adviser(2)	267
Interest receivable	2,878
Unrealized appreciation on forward foreign currency exchange contracts	284
Unrealized appreciation on swap contracts	968
Receivable for variation margin on futures contracts	116
Swap income receivable	116
Prepaid expenses and other assets	25
Total assets	$250,923
Liabilities
Financing arrangement payable	$36,094
Investments sold short, at fair value (proceeds $737)	719
Collateral due to broker	404
Unrealized depreciation on forward foreign currency exchange contracts	220
Unrealized depreciation on swap contracts	126
Payable for investments purchased	9,677
Swap income payable	40
Management fees payable	961
Administrative services expense payable	17
Accounting and administrative fees payable	68
Interest expense payable	89
Professional fees payable	200
Trustees’ fees payable	24
Interest payable for investments sold short	3
Shareholder service fee—Class A	2
Shareholder service and distribution fees—Class T	0
Distribution fee—Class U	0
Other accrued expenses and liabilities	95
Total liabilities	$48,739
Net assets	$202,184
Commitments and contingencies ($1,104)(3)
Composition of net assets
Common shares, $0.001 par value, unlimited shares authorized	$16
Capital in excess of par value	204,759
Accumulated earnings (deficit)	(2,591)
Net assets	$202,184
See notes to financial statements.

FS Credit Income Fund
Statement of Assets and Liabilities (continued)
(in thousands, except share and per share amounts)

October 31, 2019
Class A Shares
Net Assets	$12,072
Shares Outstanding	949,993
Net Asset Value Per Share (net assets ÷ shares outstanding)	$12.71
Maximum Offering Price Per Share ($12.71 ÷ 94.25% of net asset value per share)	$13.49
Class I Shares
Net Assets	$189,185
Shares Outstanding	14,845,927
Net Asset Value Per Share (net assets ÷ shares outstanding)	$12.74
Class T Shares
Net Assets	$907
Shares Outstanding	71,205
Net Asset Value Per Share (net assets ÷ shares outstanding)	$12.74
Maximum Offering Price Per Share ($12.74 ÷ 96.50% of net asset value per share)	$13.20
Class U Shares
Net Assets	$20
Shares Outstanding	1,531
Net Asset Value Per Share (net assets ÷ shares outstanding)	$12.73

(1)
Represents cash on deposit at broker.

(2)
See Note 4 for a discussion of reimbursements payable to the Fund by its investment adviser and affiliates.

(3)
See Note 11 for a discussion of the Fund’s commitments and contingencies.

See notes to financial statements.

FS Credit Income Fund
Statement of Operations
(in thousands)

Year Ended October 31, 2019
Investment income
Interest income	$11,803
Fee income	350
Total investment income	12,153
Operating expenses
Management fees	2,981
Administrative services expenses	95
Accounting and administrative fees	409
Interest expense	611
Professional fees	330
Trustees’ fees	59
Shareholder service fee—Class A	17
Shareholder service and distribution fees—Class T	2
Distribution fee—Class U	0
Other general and administrative expenses	413
Total operating expenses	4,917
Less: Expense reimbursement(1)	(874)
Net operating expenses	4,043
Net investment income	8,110
Realized and unrealized gain/loss
Net realized gain (loss) on investments	1,013
Net realized gain (loss) on forward foreign currency exchange contracts	329
Net realized gain (loss) on swap contracts	639
Net realized gain (loss) on investments sold short	(288)
Net realized gain (loss) on futures contracts	(618)
Net realized gain (loss) on foreign currency	14
Net change in unrealized appreciation (depreciation) on investments	(2,544)
Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts	(206)
Net change in unrealized appreciation (depreciation) on swap contracts	324
Net change in unrealized appreciation (depreciation) on investments sold short	(10)
Net change in unrealized appreciation (depreciation) on futures contracts	54
Net change in unrealized gain (loss) on foreign currency	(51)
Total net realized gain (loss) and unrealized appreciation (depreciation)	(1,344)
Net increase (decrease) in net assets resulting from operations	$6,766

(1)
See Note 4 for a discussion of reimbursements payable to the Fund by its investment adviser and affiliates.

See notes to financial statements.

FS Credit Income Fund
Statements of Changes in Net Assets
(in thousands)

	Year Ended October 31,
	2019	2018
Operations
Net investment income	$8,110	$2,297
Net realized gain (loss)	1,089	805
Net change in unrealized appreciation (depreciation) on investments	(2,544)	(759)
Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts	(206)	270
Net change in unrealized appreciation (depreciation) on swap contracts	324	518
Net change in unrealized appreciation (depreciation) on investments sold short	(10)	28
Net change in unrealized appreciation (depreciation) on futures contracts	54	62
Net change in unrealized gain (loss) on foreign currency	(51)	29
Net increase (decrease) in net assets resulting from operations	6,766	3,250
Shareholder distributions(1)
Distributions to shareholders
Class A	(414)	(9)
Class I	(9,068)	(3,095)
Class T	(24)	(1)
Class U	(0)	—
Net decrease in net assets resulting from shareholder distributions	(9,506)	(3,105)
Capital share transactions(2)
Net increase in net assets resulting from capital share transactions	96,632	108,047
Total increase in net assets	93,892	108,192
Net assets at beginning of year	108,292	100
Net assets at end of year	$202,184	$108,292

(1)
See Note 5 for a discussion of the sources of distributions paid by the Fund.

(2)
See Note 3 for a discussion of the Fund’s common share transactions.

See notes to financial statements.

FS Credit Income Fund
Statement of Cash Flows
(in thousands)

Year Ended October 31, 2019
Cash flows from operating activities
Net increase (decrease) in net assets resulting from operations	$6,766
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by (used in) operating activities:
Purchases of investments	(338,016)
Proceeds from sales and repayments of investments	219,576
Investments sold short, net	(598)
Net realized (gain) loss on investments	(1,013)
Net realized (gain) loss on investments sold short	288
Net change in unrealized (appreciation) depreciation on investments	2,544
Net change in unrealized (appreciation) depreciation on forward foreign currency exchange contracts	206
Net change in unrealized (appreciation) depreciation on investments sold short	10
Net change in unrealized (appreciation) depreciation on swap contracts	(324)
Net change in unrealized (appreciation) depreciation on futures contracts	(54)
Accretion of discount	(473)
(Increase) decrease in collateral held at broker	800
(Increase) decrease in receivable for investments sold	(4,390)
(Increase) decrease in reimbursement due from adviser(1)	(129)
(Increase) decrease in interest receivable	(1,586)
(Increase) decrease in swap income receivable	(20)
(Increase) decrease in prepaid expenses and other assets	16
Increase (decrease) in due to custodian	(3,932)
Increase (decrease) in collateral due to broker	404
Increase (decrease) in payable for investments purchased	1,994
Increase (decrease) in management fees payable	487
Increase (decrease) in administrative services expenses payable	5
Increase (decrease) in accounting and administrative fees payable	30
Increase (decrease) in interest expense payable	89
Increase (decrease) in professional fees payable	112
Increase (decrease) in swap income payable	(34)
Increase (decrease) in interest payable for investments sold short	(7)
Increase (decrease) in trustees’ fees payable	22
Increase (decrease) in shareholder service fee—Class A	2
Increase (decrease) in shareholder service and distribution fees—Class T	0
Increase (decrease) in distribution fee—Class U	0
Increase (decrease) in other accrued expenses and liabilities	43
Net cash provided by (used in) operating activities	(117,182)
Cash flows from financing activities
Issuance of common shares	109,876
Repurchases of common shares	(16,567)
Shareholder distributions paid	(6,337)
Borrowings under financing arrangement(2)	117,206
Repayments under financing arrangement(2)	(91,287)
Net cash provided by (used in) financing activities	112,891
Total increase (decrease) in cash	(4,291)
Cash and restricted cash at beginning of year	6,503
Cash, restricted cash and foreign currency at end of year(3)	$2,212
Supplemental disclosure
Reinvestment of shareholder distributions	$3,169

(1)
See Note 4 for a discussion of reimbursements payable to the Fund by its investment adviser and affiliates.

(2)
See Note 9 for a discussion of the Fund’s financing arrangement. During the year ended October 31, 2019, borrowings under the financing arrangement included $522 of capitalized interest.

(3)
Balance includes cash and foreign currency of  $979 and restricted cash of  $1,233. Restricted cash is the cash collateral required to be posted pursuant to the Fund’s total return debt swap contracts.

See notes to financial statements.

FS Credit Income Fund
Financial Highlights—Class A Shares
(in thousands, except share and per share amounts)

	Year Ended October 31, 2019	Period from June 1, 2018 (Commencement of Operations) through October 31, 2018
Per Share Data:(1)
Net asset value, beginning of period	$12.87	$12.89
Results of operations
Net investment income(2)	0.63	0.23
Net realized gain (loss) and unrealized appreciation (depreciation)	(0.06)	0.12
Net increase (decrease) in net assets resulting from operations	0.57	0.35
Shareholder Distributions:(3)
Distributions from net investment income	(0.73)	(0.37)
Distributions from net realized gain on investments	(0.00)	—
Net decrease in net assets resulting from shareholder distributions	(0.73)	(0.37)
Net asset value, end of period	$12.71	$12.87
Shares outstanding, end of period	949,993	69,904
Total return(4)	4.56%	2.72%(5)
Ratio/Supplemental Data:
Net assets, end of period	$12,072	$900
Ratio of net investment income to average net assets(6)(7)	4.92%	4.30%
Ratio of total expenses to average net assets(6)	3.34%	4.28%
Ratio of expense reimbursement from adviser to average net assets(6)	(0.55)%	(1.59)%
Ratio of net expenses to average net assets(6)	2.79%	2.69%
Portfolio turnover rate	126%	114%
Total amount of senior securities outstanding exclusive of treasury securities	$36,094	$10,175
Asset coverage ratio per unit(8)	6.60	11.64

(1)
Per share data may be rounded in order to compute the ending net asset value per share.

(2)
The per share data was derived by using the average number of common shares outstanding during the applicable period.

(3)
The per share data for net decrease in net assets resulting from shareholder distributions reflects the actual amount of distributions declared per Class A common share during the applicable period.

(4)
The total return is historical and is calculated by determining the percentage change in net asset value, assuming the reinvestment of all distributions in additional common shares of the same class of the Fund at such class’ net asset value per share in accordance with the Fund’s distribution reinvestment plan. The total return does not consider the effect of any selling commissions or charges that may be incurred in connection with the sale of the Fund’s common shares. The historical calculation of total return in the table should not be considered a representation of the Fund’s future total return, which may be greater or less than the total return shown in the table due to a number of factors, including, among others, the Fund’s ability or inability to make investments that meet its investment criteria, the interest rates payable on the debt securities the Fund acquires, the level of the Fund’s expenses, the amount of the expense limitation, if any, variations in and the timing of the recognition of realized and unrealized gains or losses, the degree to which the Fund encounters competition in its markets and general economic conditions. As a result of these and other factors, results for any previous period should not be relied upon as being indicative of performance in future periods. The total return calculations set forth above represent the total return on the Fund during the applicable period on a per class basis and do not represent an actual return to shareholders.

(5)
Information presented is not annualized.

(6)
Average daily net assets is used for this calculation. Data for periods of less than one year is annualized.

(7)
If the adviser had not waived or reimbursed certain expenses, the ratio of net investment income to average net assets would have been 4.37% and 2.71% for the year ended October 31, 2019 and for the period from June 1, 2018 (Commencement of Operations) through October 31, 2018, respectively. See Note 4 for a discussion of reimbursements payable to the Fund by its investment adviser and affiliates.

(8)
Asset coverage per unit is the ratio of the carrying value of the Fund’s total assets available to cover senior securities, less all liabilities and indebtedness not represented by senior securities, to the aggregate amount of senior securities representing indebtedness.

See notes to financial statements.

FS Credit Income Fund
Financial Highlights—Class I Shares
(in thousands, except share and per share amounts)

	Year Ended October 31,
	2019	2018
Per Share Data:(1)
Net asset value, beginning of year	$12.89	$12.50
Results of operations
Net investment income(2)	0.66	0.56
Net realized gain (loss) and unrealized appreciation (depreciation)	(0.06)	0.39
Net increase (decrease) in net assets resulting from operations	0.60	0.95
Shareholder distributions:(3)
Distributions from net investment income	(0.75)	(0.56)
Distributions from net realized gain on investments	(0.00)	—
Net decrease in net assets resulting from shareholder distributions	(0.75)	(0.56)
Net asset value, end of year	$12.74	$12.89
Shares outstanding, end of year	14,845,927	8,322,844
Total return(4)	4.82%	7.68%
Ratio/Supplemental Data:
Net assets, end of year	$189,185	$107,317
Ratio of net investment income to average net assets(5)(6)	5.17%	4.38%
Ratio of total operating expenses to average net assets(5)	3.09%	3.65%
Ratio of expense reimbursement from adviser to average net assets(5)	(0.55)%	(1.33)%
Ratio of net operating expenses to average net assets(5)	2.54%	2.32%
Portfolio turnover rate	126%	114%
Total amount of senior securities outstanding exclusive of treasury securities	$36,094	$10,175
Asset coverage ratio per unit(7)	6.60	11.64

(1)
Per share data may be rounded in order to compute the ending net asset value per share.

(2)
The per share data was derived by using the average number of common shares outstanding during the applicable period.

(3)
The per share data for net decrease in net assets resulting from shareholder distributions reflects the actual amount of distributions declared per Class I common share during the applicable period.

(4)
The total return is historical and is calculated by determining the percentage change in net asset value, assuming the reinvestment of all distributions in additional common shares of the same class of the Fund at such class’ net asset value per share in accordance with the Fund’s distribution reinvestment plan. The total return does not consider the effect of any selling commissions or charges that may be incurred in connection with the sale of the Fund’s common shares. The historical calculation of total return in the table should not be considered a representation of the Fund’s future total return, which may be greater or less than the total return shown in the table due to a number of factors, including, among others, the Fund’s ability or inability to make investments that meet its investment criteria, the interest rates payable on the debt securities the Fund acquires, the level of the Fund’s expenses, the amount of the expense limitation, if any, variations in and the timing of the recognition of realized and unrealized gains or losses, the degree to which the Fund encounters competition in its markets and general economic conditions. As a result of these and other factors, results for any previous period should not be relied upon as being indicative of performance in future periods. The total return calculations set forth above represent the total return on the Fund during the applicable period on a per class basis and do not represent an actual return to shareholders.

(5)
Average daily net assets is used for this calculation.

(6)
If the adviser had not waived or reimbursed certain expenses, the ratio of net investment income to average net assets would have been 4.62% and 3.05% for the years ended October 31, 2019 and 2018, respectively. See Note 4 for a discussion of reimbursements payable to the Fund by its investment adviser and affiliates.

(7)
Asset coverage per unit is the ratio of the carrying value of the Fund’s total assets available to cover senior securities, less all liabilities and indebtedness not represented by senior securities, to the aggregate amount of senior securities representing indebtedness.

See notes to financial statements.

FS Credit Income Fund
Financial Highlights—Class T Shares
(in thousands, except share and per share amounts)

	Year Ended October 31, 2019	Period from August 14, 2018 (Commencement of Operations) through October 31, 2018
Per Share Data:(1)
Net asset value, beginning of period	$12.90	$13.03
Results of operations
Net investment income(2)	0.60	0.12
Net realized gain (loss) and unrealized appreciation (depreciation)	(0.06)	(0.07)
Net increase (decrease) in net assets resulting from operations	0.54	0.05
Shareholder distributions(3)
Distributions from net investment income	(0.70)	(0.18)
Distributions from net realized gain on investments	(0.00)	—
Net decrease in net assets resulting from shareholder distributions	(0.70)	(0.18)
Net asset value, end of period	$12.74	$12.90
Shares outstanding, end of period	71,205	5,832
Total return(4)	4.36%	0.39%(5)
Ratio/Supplemental Data:
Net assets, end of period	$907	$75
Ratio of net investment income to average net assets(6)(7)	4.67%	4.28%
Ratio of total expenses to average net assets(6)	3.59%	4.18%
Ratio of expense reimbursement from adviser to average net assets(6)	(0.55)%	(1.14)%
Ratio of net expenses to average net assets(6)	3.04%	3.04%
Portfolio turnover rate	126%	114%
Total amount of senior securities outstanding exclusive of treasury securities	$36,094	$10,175
Asset coverage ratio per unit(8)	6.60	11.64

(1)
Per share data may be rounded in order to compute the ending net asset value per share.

(2)
The per share data was derived by using the average number of common shares outstanding during the applicable period.

(3)
The per share data for net decrease in net assets resulting from shareholder distributions reflects the actual amount of distributions declared per Class T common share during the applicable period.

(4)
The total return is historical and is calculated by determining the percentage change in net asset value, assuming the reinvestment of all distributions in additional common shares of the same class of the Fund at such class’ net asset value per share in accordance with the Fund’s distribution reinvestment plan. The total return does not consider the effect of any selling commissions or charges that may be incurred in connection with the sale of the Fund’s common shares. The historical calculation of total return in the table should not be considered a representation of the Fund’s future total return, which may be greater or less than the total return shown in the table due to a number of factors, including, among others, the Fund’s ability or inability to make investments that meet its investment criteria, the interest rates payable on the debt securities the Fund acquires, the level of the Fund’s expenses, the amount of the expense limitation, if any, variations in and the timing of the recognition of realized and unrealized gains or losses, the degree to which the Fund encounters competition in its markets and general economic conditions. As a result of these and other factors, results for any previous period should not be relied upon as being indicative of performance in future periods. The total return calculations set forth above represent the total return on the Fund during the applicable period on a per class basis and do not represent an actual return to shareholders.

(5)
Information presented is not annualized.

(6)
Average daily net assets is used for this calculation. Data for periods of less than one year is annualized.

(7)
If the adviser had not waived or reimbursed certain expenses, the ratio of net investment income to average net assets would have been 4.12% and 3.14% for the year ended October 31, 2019 and for the period from August 14, 2018 (Commencement of Operations) through October 31, 2018, respectively. See Note 4 for a discussion of reimbursements payable to the Fund by its investment adviser and affiliates.

(8)
Asset coverage per unit is the ratio of the carrying value of the Fund’s total assets available to cover senior securities, less all liabilities and indebtedness not represented by senior securities, to the aggregate amount of senior securities representing indebtedness.

See notes to financial statements.

FS Credit Income Fund
Financial Highlights—Class U Shares
(in thousands, except share and per share amounts)

Period from September 17, 2019 (Commencement of Operations) through October 31, 2019
Per Share Data:(1)
Net asset value, beginning of period	$13.06
Results of operations
Net investment income(2)	0.07
Net realized gain (loss) and unrealized appreciation (depreciation)	(0.22)
Net increase (decrease) in net assets resulting from operations	(0.15)
Shareholder distributions(3)
Distributions from net investment income	(0.18)
Net decrease in net assets resulting from shareholder distributions	(0.18)
Net asset value, end of period	$12.73
Shares outstanding, end of period	1,531
Total return(4)(5)	(1.12)%
Ratio/Supplemental Data:
Net assets, end of period	$20
Ratio of net investment income to average net assets(6)(7)	4.28%
Ratio of total expenses to average net assets(6)	3.85%
Ratio of expense reimbursement from adviser to average net assets(6)	(0.55)%
Ratio of net expenses to average net assets(6)	3.30%
Portfolio turnover rate	126%
Total amount of senior securities outstanding exclusive of treasury securities	$36,094
Asset coverage ratio per unit(8)	6.60

(1)
Per share data may be rounded in order to compute the ending net asset value per share.

(2)
The per share data was derived by using the average number of common shares outstanding during the period.

(3)
The per share data for net decrease in net assets resulting from shareholder distributions reflects the actual amount of distributions declared per Class U common share during the applicable period.

(4)
The total return is historical and is calculated by determining the percentage change in net asset value, assuming the reinvestment of all distributions in additional common shares of the same class of the Fund at such class’ net asset value per share in accordance with the Fund’s distribution reinvestment plan. The total return does not consider the effect of any selling commissions or charges that may be incurred in connection with the sale of the Fund’s common shares. The historical calculation of total return in the table should not be considered a representation of the Fund’s future total return, which may be greater or less than the total return shown in the table due to a number of factors, including, among others, the Fund’s ability or inability to make investments that meet its investment criteria, the interest rates payable on the debt securities the Fund acquires, the level of the Fund’s expenses, the amount of the expense limitation, if any, variations in and the timing of the recognition of realized and unrealized gains or losses, the degree to which the Fund encounters competition in its markets and general economic conditions. As a result of these and other factors, results for any previous period should not be relied upon as being indicative of performance in future periods. The total return calculations set forth above represent the total return on the Fund during the period on a per class basis and does not represent an actual return to shareholders.

(5)
Information presented is not annualized.

(6)
Average daily net assets is used for this calculation. Data is annualized.

(7)
If the adviser had not waived or reimbursed certain expenses, the ratio of net investment income to average net assets would have been 3.73% for the period from September 17, 2019 (Commencement of Operations) through October 31, 2019. See Note 4 for a discussion of reimbursements payable to the Fund by its investment adviser and affiliates.

(8)
Asset coverage per unit is the ratio of the carrying value of the Fund’s total assets available to cover senior securities, less all liabilities and indebtedness not represented by senior securities, to the aggregate amount of senior securities representing indebtedness.

See notes to financial statements.

FS Credit Income Fund
Notes to Financial Statements
(in thousands, except share and per share amounts)

Note 1. Principal Business and Organization
FS Credit Income Fund (the “Fund”) was formed as a Delaware statutory trust under the Delaware Statutory Trust Act on October 27, 2016 and commenced investment operations on November 1, 2017. Prior to commencing investment operations, the Fund had no operations except for matters relating to its organization and registration as a non-diversified, closed-end management investment company.
The Fund is a continuously offered, non-diversified, closed-end management investment company that operates as an interval fund pursuant to Rule 23c-3 under the Investment Company Act of 1940, as amended (“1940 Act”). The Fund offers six classes of shares of beneficial interest—Class A Shares, Class I Shares, Class L Shares, Class M Shares, Class T Shares and Class U Shares (as defined below), which are substantially the same except that each class of shares has different sales charges and expenses. The Fund has elected to be treated for U.S. federal income tax purposes, and intends to qualify annually, as a regulated investment company (“RIC”), as defined under Subchapter M of the Internal Revenue Code of 1986, as amended (“Code”).
The Fund’s investment objective is to provide attractive total returns, which will include current income and capital appreciation. Under normal investment conditions, the Fund will invest at least 80% of its assets (including borrowings for investment purposes) in debt obligations. The securities acquired by the Fund may include all types of debt and equity obligations and may have varying terms with respect to collateralization, seniority or subordination, purchase price, convertibility, interest payments and maturity. There is no geographical or currency limitation on securities acquired by the Fund. The Fund may purchase debt and equity securities of non-U.S. governments and corporate entities domiciled outside of the U.S., including emerging market issuers.
The investment adviser to the Fund, FS Credit Income Advisor, LLC (“FS Credit Income Advisor”), oversees the management of the Fund’s activities and is responsible for developing investment guidelines with the GoldenTree Sub-Advisor (as defined below) and overseeing investment decisions for the Fund’s portfolio. FS Credit Income Advisor has engaged GoldenTree Asset Management Credit Advisor LLC (the “GoldenTree Sub-Advisor”), a wholly owned subsidiary of GoldenTree Asset Management LP (“GoldenTree”), to act as the Fund’s investment sub-adviser and make investment decisions for the Fund’s portfolio, subject to the oversight of FS Credit Income Advisor.
Note 2. Summary of Significant Accounting Policies
Basis of Presentation: The accompanying financial statements of the Fund have been prepared in accordance with U.S. generally accepted accounting principles (“GAAP”). The Fund is considered an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies under Accounting Standards Codification Topic 946, Financial Services—Investment Companies. The Fund has evaluated the impact of subsequent events through the date the financial statements were issued.
Use of Estimates: The preparation of the Fund’s financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Many of the amounts have been rounded and all amounts are in thousands, except share and per share amounts.
Cash and Cash Equivalents: The Fund considers all highly liquid investments with original maturities of three months or less to be cash equivalents. The Fund may invest its cash in an institutional money market fund, which is stated at fair value. The Fund’s uninvested cash is maintained with a high credit quality financial institution.

FS Credit Income Fund
Notes to Financial Statements (continued)
(in thousands, except share and per share amounts)

Note 2. Summary of Significant Accounting Policies (continued)

Valuation of Portfolio Investments: The Fund determines the net asset value (“NAV”) of its common shares on each day that the New York Stock Exchange (“NYSE”) is open for business as of the close of the regular trading session. Each Class A share of beneficial interest (“Class A Share”), Class L share of beneficial interest (“Class L Share”) and Class T share of beneficial interest (“Class T Share”) is offered at NAV plus the applicable sales load, while each Class I share of beneficial interest (“Class I Share”), Class M share of beneficial interest (“Class M Share”) and Class U share of beneficial interest (“Class U Share”) is offered at NAV. The Fund calculates NAV per share on a class-specific basis. The NAV of a class of shares depends on the number of shares of the applicable class outstanding at the time the NAV is determined. As such, the NAV of each class of shares may vary if the Fund sells different amounts of shares per class, among other things. The Fund calculates NAV by subtracting liabilities (including accrued expenses and distributions) from the total assets of the Fund (the value of securities, plus cash or other assets, including interest and distributions accrued but not yet received) and dividing the result by the total number of outstanding common shares. The Fund’s assets and liabilities are valued in accordance with the principles set forth below.
FS Credit Income Advisor values the Fund’s assets in good faith pursuant to the Fund’s valuation policy and consistently applied valuation process, which was developed by the audit committee of the Fund’s board of trustees (“Board”) and approved by the Board. Portfolio securities and other assets for which market quotes are readily available are valued at market value. In circumstances where market quotes are not readily available, the Board has adopted methods for determining the fair value of such securities and other assets, and has delegated the responsibility for applying the valuation methods to FS Credit Income Advisor. On a quarterly basis, the Board reviews the valuation determinations made with respect to the Fund’s investments during the preceding quarter and evaluates whether such determinations were made in a manner consistent with the Fund’s valuation process.
Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures (“ASC Topic 820”) defines fair value as the price that would be received from the sale of an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. ASC Topic 820 also establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value. These tiers include: Level 1, defined as observable inputs such as quoted prices in active markets; Level 2, which includes inputs such as quoted prices for similar securities in active markets and quoted prices for identical securities where there is little or no activity in the market; and Level 3, defined as unobservable inputs for which little or no market data exists, therefore requiring an entity to develop its own assumptions.
The Fund expects that its portfolio will primarily consist of securities listed or traded on a recognized securities exchange or automated quotation system (“Exchange-Traded Security”) or securities traded on a privately negotiated OTC secondary market for institutional investors for which indicative dealer quotes are available (“OTC Security”).
For purposes of calculating NAV, the Fund uses the following valuation methods:
•
The market value of each Exchange-Traded Security is the last reported sale price at the relevant valuation date on the composite tape or on the principal exchange on which such security is traded.

•
If no sale is reported for an Exchange-Traded Security on the valuation date or if a security is an OTC Security, the Fund values such investments using quotations obtained from an approved independent third-party pricing service, which provides prevailing bid and ask prices that are screened for validity by the service from dealers on the valuation date. If a quoted price obtained from such service is deemed by FS Credit Income Advisor to be unreliable (and therefore, not

FS Credit Income Fund
Notes to Financial Statements (continued)
(in thousands, except share and per share amounts)

Note 2. Summary of Significant Accounting Policies (continued)

readily available), FS Credit Income Advisor may recommend that the investment be fair valued by some other means, including, but not limited to, a valuation provided by an approved independent third-party valuation firm. For investments for which an approved independent third-party pricing service is unable to obtain quoted prices, the Fund will obtain bid and ask prices directly from dealers who make a market in such investments. In all such cases, investments are valued at the mid-point of the prevailing bid and ask prices obtained from such sources unless there is a compelling reason to use some other value within the bid-ask range and the justification is documented and retained by FS Credit Income Advisor.
•
To the extent that the Fund holds investments for which no active secondary market exists and, therefore, no bid and ask prices can be readily obtained, the Fund will value such investments at fair value as determined in good faith by FS Credit Income Advisor, under supervision of the Board, in accordance with the Fund’s valuation policy and pursuant to authority delegated by the Board. In making such determination, it is expected that FS Credit Income Advisor, under supervision of the Board, may rely upon valuations obtained from an approved independent third-party valuation firm. With respect to these investments for which market quotations are not readily available, the Fund will undertake a multi-step fair valuation process each quarter, as described below:

•
Weekly and as of each quarter end, FS Credit Income Advisor will review and document preliminary valuations for each investment, which valuations may be obtained from an approved independent third-party valuation service, if applicable;

•
Quarterly, FS Credit Income Advisor will provide the audit committee of the Board with preliminary valuations for each investment;

•
The preliminary valuations will then be presented to and discussed with the audit committee of the Board;

•
The audit committee of the Board will review the preliminary valuations and FS Credit Income Advisor, together with any approved independent third-party valuation service, if applicable, will respond to and supplement the preliminary valuations to reflect any comments provided by the audit committee of the Board;

•
Following its review, the audit committee of the Board will approve the fair valuation of the Fund’s investments and will recommend that the Board similarly approve the fair valuation of the Fund’s investments; and

•
The Board will discuss the valuation of the Fund’s investments and will determine the fair value of each such investment in the portfolio in good faith based on various statistical and other factors, including the input and recommendation of FS Credit Income Advisor, the audit committee of the Board and any approved independent third-party valuation service, if applicable.

Determination of fair value involves subjective judgments and estimates. Accordingly, these notes to the Fund’s financial statements refer to the uncertainty with respect to the possible effect of such valuations and any change in such valuations on the Fund’s financial statements. In making its determination of fair value, FS Credit Income Advisor, under supervision of the Board, may use any approved independent third-party pricing or valuation services; provided that FS Credit Income Advisor, under supervision of the Board, shall not be required to determine fair value in accordance with the valuation provided by any single source, and FS Credit Income Advisor, under supervision of the Board, shall retain the discretion to use

FS Credit Income Fund
Notes to Financial Statements (continued)
(in thousands, except share and per share amounts)

Note 2. Summary of Significant Accounting Policies (continued)

any relevant data, including information obtained by FS Credit Income Advisor, any investment sub-adviser or from any approved independent third-party valuation or pricing service, that FS Credit Income Advisor, under supervision of the Board, deems to be reliable in determining fair value under the circumstances.
Below is a description of factors that FS Credit Income Advisor, any approved independent third-party valuation service and the Board may consider when determining the fair value of the Fund’s investments.
Valuation of fixed income investments, such as loans and debt securities, depends upon a number of factors, including prevailing yields for like securities, expected volatility in future interest rates, call features, put features and other relevant terms of the debt. For investments without readily available market prices, these factors may be incorporated into valuation models to arrive at fair value. Other factors that may be considered include the borrower’s ability to adequately service its debt, the fair market value of the borrower in relation to the face amount of its outstanding debt and the quality of the collateral securing its debt investments.
For convertible debt securities, fair value will generally approximate the fair value of the debt plus the fair value of an option to purchase the underlying security (i.e. the security into which the debt may convert) at the conversion price. To value such an option, a standard option pricing model may be used.
The Fund’s equity interests in companies for which no active secondary market exists and, therefore, no bid and ask prices can be readily obtained, will be valued at fair value. FS Credit Income Advisor, under supervision of the Board, in its determination of fair value, may consider various factors, including, but not limited to, multiples of earnings before interest, taxes, depreciation and amortization (“EBITDA”), cash flows, net income, revenues or, in limited instances, book value or liquidation value. All of these factors may be subject to adjustments based upon the particular circumstances of a company or the Fund’s actual investment position. For example, adjustments to EBITDA may take into account compensation to previous owners or non-recurring costs related to an acquisition, recapitalization, restructuring or other related items.
FS Credit Income Advisor, any approved independent third-party valuation service and the Board may also consider private merger and acquisition statistics, public trading multiples discounted for illiquidity and other factors, valuations implied by third-party investments in the companies, the acquisition price of such investment or industry practices in determining fair value. FS Credit Income Advisor, any approved independent third-party valuation service and the Board may also consider the size and scope of a company and its specific strengths and weaknesses, and may apply discounts or premiums, where and as appropriate, due to the higher (or lower) financial risk and/or the size of the company relative to comparable firms, as well as such other factors as FS Credit Income Advisor, under supervision of the Board, and any approved independent third-party valuation service, if applicable, may consider relevant in assessing fair value.
When the Fund receives warrants or other equity securities at nominal or no additional cost in connection with an investment in a debt security, the cost basis in the investment will be allocated between the debt securities and any such warrants or other equity securities received at the time of origination. Such warrants or other equity securities will subsequently be valued at fair value. Publicly traded securities that carry certain restrictions on sale will typically be valued at a discount from the public market values of the securities, where applicable.
If events materially affecting the price of foreign portfolio securities occur between the time when their price was last determined on such foreign securities exchange or market and the time when the Fund’s NAV was last calculated (for example, movements in certain U.S. securities indices which demonstrate strong correlation to movements in certain foreign securities markets), such securities may be valued at their fair value as determined in good faith in accordance with procedures established by the Board. For purposes of

FS Credit Income Fund
Notes to Financial Statements (continued)
(in thousands, except share and per share amounts)

Note 2. Summary of Significant Accounting Policies (continued)

calculating NAV, all assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars at prevailing exchange rates as may be determined in good faith by FS Credit Income Advisor, under supervision of the Board, in consultation with any approved independent third-party valuation service, if applicable.
Forward foreign currency exchange contracts typically will be valued at their quoted daily prices obtained from an independent third party. Futures contracts traded on exchanges typically will be valued daily at their last sale price. Swaps (other than centrally cleared) typically will be valued at their prices obtained from an independent third party and are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by brokers/dealers. Centrally cleared swaps are valued at the daily settlement price provided by the central clearing counterparty. The aggregate settlement values and notional amounts of the forward foreign currency exchange contracts, futures contracts and swaps will not be recorded in the statement of assets and liabilities. Fluctuations in the value of the forward foreign currency exchange contracts, futures contracts and swaps will be recorded in the statement of assets and liabilities as an asset (liability) and in the statement of operations as unrealized appreciation (depreciation) until the contracts are closed, when they will be recorded as net realized gain (loss).
The Board is solely responsible for the valuation of the Fund’s portfolio investments at fair value as determined in good faith pursuant to the Fund’s valuation policy and consistently applied valuation process. The Board has delegated day-to-day responsibility for implementing the Fund’s valuation policy to FS Credit Income Advisor, and has authorized FS Credit Income Advisor to utilize independent third-party valuation and pricing services that have been approved by the Board. The audit committee of the Board is responsible for overseeing FS Credit Income Advisor’s implementation of the Fund’s valuation process.
Revenue Recognition: Security transactions are accounted for on their trade date. The Fund records interest income on an accrual basis to the extent that it expects to collect such amounts. The Fund records dividend income and distributions on the ex-date. The Fund does not accrue as a receivable interest on loans or dividends on securities if it has reason to doubt its ability to collect such income. The Fund’s policy is to place investments on non-accrual status when there is reasonable doubt the interest income will be collected. The Fund considers many factors relevant to an investment when placing it on or removing it from non-accrual status, including, but not limited to, the delinquency status of the investment, economic and business conditions, the overall financial condition of the underlying investment, the value of the underlying collateral, bankruptcy status, if any, and any other facts or circumstances relevant to the investment. If there is reasonable doubt that the Fund will receive any previously accrued interest, then the previously recognized interest income will be written-off. Payments received on non-accrual investments may be recognized as income or applied to principal depending upon the collectability of the remaining principal and interest. Non-accrual investments may be restored to accrual status when principal and interest become current and are likely to remain current based on the Fund’s judgment.
Loan origination fees, original issue discount, market discount and market premium are capitalized and such amounts are amortized as interest income, using the effective interest method, over the respective term of the loan or security. Upon the prepayment of a loan or security, any unamortized loan origination fees, original issue discount and market discount are recorded as interest income. The Fund records prepayment premiums on loans and securities as fee income when it receives such amounts.
Net Realized Gains or Losses, Net Change in Unrealized Appreciation or Depreciation and Net Change in Unrealized Gains or Losses on Foreign Currency: Gains or losses on the sale of investments are calculated by using the specific identification method. The Fund measures realized gains or losses by the difference

FS Credit Income Fund
Notes to Financial Statements (continued)
(in thousands, except share and per share amounts)

Note 2. Summary of Significant Accounting Policies (continued)

between the net proceeds from the repayment or sale and the amortized cost basis of the investment, without regard to unrealized appreciation or depreciation previously recognized, but considering unamortized upfront fees. Net change in unrealized appreciation or depreciation reflects the change in portfolio investment values during the reporting period, including any reversal of previously recorded unrealized gains or losses, when gains or losses are realized. Net change in unrealized gains or losses on foreign currency reflects the change in the value of receivables or accruals during the reporting period due to the impact of foreign currency fluctuations.
Organization and Offering Costs: Organization costs include, among other things, the cost of formation as a Delaware statutory trust, including the cost of legal services and other fees pertaining to the Fund’s organization. For the period from October 27, 2016 (Inception) through October 31, 2017, the Fund incurred organization costs of  $128, which were paid by Franklin Square Holdings, L.P. (“FS Investments”), the Fund’s sponsor and an affiliate of FS Credit Income Advisor (see Note 4). The Fund did not incur any organization costs during the years ended October 31, 2019 and 2018. FS Investments has agreed to assume the Fund’s organization costs and will not seek reimbursement of such costs. Prior to April 6, 2018, offering costs primarily included marketing expenses, salaries and other direct expenses of FS Credit Income Advisor’s and GoldenTree’s personnel and employees of their affiliates while engaged in marketing the Fund’s common shares. Following April 6, 2018, offering costs primarily include third-party expenses incurred in marketing the Fund’s common shares. Effective April 6, 2018, FS Investments has agreed to assume all of the Fund’s prior and future offering costs and will not seek reimbursement of such costs. For the period from October 27, 2016 (Inception) through April 6, 2018, the Fund incurred offering costs of  $1,681 which were paid on its behalf by FS Investments (see Note 4).
Income Taxes: The Fund has elected to be treated for U.S. federal income tax purposes, and intends to qualify annually, as a RIC under Subchapter M of the Code. To maintain the Fund’s qualification as a RIC, the Fund must, among other things, meet certain source-of-income and asset diversification requirements and distribute to its shareholders, for each taxable year, at least 90% of its “investment company taxable income,” which is generally the Fund’s net ordinary income plus the excess, if any, of realized net short-term capital gains over realized net long-term capital losses. As a RIC, the Fund will not have to pay corporate-level U.S. federal income taxes on any income that it distributes to its shareholders. The Fund intends to make distributions in an amount sufficient to maintain its RIC status each year and to avoid any U.S. federal income taxes on income so distributed. The Fund will also be subject to nondeductible U.S. federal excise taxes if it does not distribute at least 98% of net ordinary income, 98.2% of capital gain net income, if any, and any recognized and undistributed income from prior years for which it paid no U.S. federal income taxes.
Uncertainty in Income Taxes: The Fund evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax benefits or liabilities in the Fund’s financial statements. Recognition of a tax benefit or liability with respect to an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Fund recognizes interest and penalties, if any, related to unrecognized tax liabilities as income tax expense on its statement of operations. During the years ended October 31, 2019 and 2018, the Fund did not incur any interest or penalties.
The Fund has analyzed the tax positions taken on U.S. federal and state income tax returns for all open tax years, and has concluded that no provision for income tax for uncertain tax positions is required in the Fund’s financial statements. The Fund’s U.S. federal and state income and U.S. federal excise tax returns for tax years for which the applicable statutes of limitations have not yet expired are subject to examination by the Internal Revenue Service and state departments of revenue.

FS Credit Income Fund
Notes to Financial Statements (continued)
(in thousands, except share and per share amounts)

Note 2. Summary of Significant Accounting Policies (continued)

Forward Foreign Currency Exchange Contracts: The Fund enters into forward foreign currency exchange contracts as an economic hedge against either specific transactions or portfolio instruments or to obtain exposure to, or hedge exposure away from, foreign currencies (foreign currency exchange rate risk). A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. Forward foreign currency exchange contracts, when used by the Fund, help to manage the overall exposure to the currencies in which some of the investments and borrowings held by the Fund are denominated and in some cases, are used to obtain exposure to a particular market. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.
Interest Rate Futures Contracts: The Fund enters into interest rate futures contracts as an economic hedge against either specific transactions or portfolio instruments or to obtain exposure to, or hedge exposure away from, changes in interest rates (interest rate risk). An interest rate futures contract is an agreement between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Interest rate futures contracts, when used by the Fund, help to manage the overall exposure to rising interest rates.
Cross-currency Swaps: The Fund enters into cross-currency swaps to gain or mitigate exposure on foreign currency exchange rate risk. Cross-currency swaps are contracts in which interest cash flows are exchanged between two parties based on the notional amounts of two different currencies. Cross-currency swaps, when used by the Fund, help to manage the overall exposure to the currencies in which some of the investments and borrowings held by the Fund are denominated. Cross-currency swaps involve an agreement to exchange notional amounts at a later date at either the same exchange rate, a specified rate or the then-current spot rate.
Interest Rate Swaps: The Fund enters into interest rate swaps to help hedge against interest rate risk exposure and to maintain the Fund’s ability to generate income at prevailing market rates. An interest rate swap contract is an exchange of interest rates between counterparties. The value of the fixed rate bonds that the Fund holds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Fund enters into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Fund with another party for their respective commitment to pay or receive interest on the notional amount of principal.
Total Return Swaps: The Fund enters into total return swaps to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one market with another market. Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument in exchange for fixed or floating rate interest payments. If the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Fund receives payment from or makes a payment to the counterparty.
Credit Default Swaps: The Fund enters into credit default swaps to manage credit risk, gain exposure to a credit in which it may otherwise invest or to enhance its returns. When the Fund is the buyer of a credit default swap contract, the Fund is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty to the contract if a specified credit event with respect to the issuer of the debt obligation occurs. In return, the Fund pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no specified credit event occurs, the Fund would have paid the stream of payments and received no proceeds from the contract. When the Fund is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement.

FS Credit Income Fund
Notes to Financial Statements (continued)
(in thousands, except share and per share amounts)

Note 2. Summary of Significant Accounting Policies (continued)

Distributions: Distributions to the Fund’s shareholders will be recorded as of the record date. Subject to the discretion of the Board and applicable legal restrictions, the Fund currently intends to authorize, declare and pay ordinary cash distributions on a quarterly basis. Subject to the Board’s discretion and applicable legal restrictions, the Fund from time to time may also pay special interim distributions in the form of cash or shares. At least annually, the Fund intends to authorize and declare special cash distributions of net long-term capital gains, if any.
Recent Accounting Pronouncements: In August 2018, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820)—Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement, or ASU 2018-13, which introduces new fair value disclosure requirements and eliminates and modifies certain existing fair value disclosure requirements. ASU 2018-13 is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The Fund is currently evaluating the impact of ASU 2018-13 on its financial statements.
In March 2017, FASB issued Accounting Standards Update 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities, or ASU 2017-08, which amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. ASU 2017-08 does not require any accounting change for debt securities held at a discount; the discount continues to be amortized to maturity. ASU 2017-08 is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. The Fund is currently evaluating the impact of ASU 2017-08 on its financial statements.
Note 3. Share Transactions
Below is a summary of transactions with respect to the Fund’s common shares during the year ended October 31, 2019 and the periods ended October 31, 2018:
	For the Year Ended October 31, 2019		Period from June 1, 2018 (Commencement of Operations) through October 31, 2018
Class A Shares	Shares	Amount	Shares	Amount
Gross Proceeds from Offering	931,354	$12,046	69,741	$915
Reinvestment of Distributions	17,141	218	163	2
Total Gross Proceeds	948,495	12,264	69,904	917
Commissions and Dealer Manager Fees	—	(112)	—	(8)
Net Proceeds to the Fund	948,495	12,152	69,904	909
Share Repurchase Program	(66,548)	(857)	—	—
Transfers Out	(1,858)	(23)	—	—
Net Proceeds from Class A Share Transactions	880,089	$11,272	69,904	$909

	For the Year Ended October 31, 2019		For the Year Ended October 31, 2018
Class I Shares	Shares	Amount	Shares	Amount
Gross Proceeds from Offering	7,517,263	$97,252	8,182,579	$105,350
Reinvestment of Distributions	230,848	2,930	152,312	1,970
Total Gross Proceeds	7,748,111	100,182	8,334,891	107,320
Share Repurchase Program	(1,226,881)	(15,710)	(20,047)	(258)
Transfers In	1,853	23	—	—
Net Proceeds from Class I Share Transactions	6,523,083	$84,495	8,314,844	$107,062

FS Credit Income Fund
Notes to Financial Statements (continued)
(in thousands, except share and per share amounts)

Note 3. Share Transactions (continued)

	For the Year Ended October 31, 2019		Period from August 14, 2018 (Commencement of Operations) through October 31, 2018
Class T Shares	Shares	Amount	Shares	Amount
Gross Proceeds from Offering	63,722	$853	6,507	$88
Reinvestment of Distributions	1,662	21	66	1
Total Gross Proceeds	65,384	874	6,573	89
Commissions and Dealer Manager Fees	—	(29)	—	(3)
Net Proceeds to the Fund	65,384	845	6,573	86
Share Repurchase Program	(11)	—	(741)	(10)
Net Proceeds from Class T Share Transactions	65,373	$845	5,832	$76

	Period from September 17, 2019 (Commencement of Operations) through October 31, 2019
Class U Shares	Shares	Amount	Shares	Amount
Gross Proceeds from Offering	1,543	$20	—	—
Share Repurchase Program	(12)	—	—	—
Net Proceeds from Class U Share Transactions	1,531	$20	—	—
Net Proceeds to the Fund	7,470,076	$96,632	8,390,580	$108,047
Share Repurchase Program
The Fund operates as an interval fund under Rule 23c-3 of the 1940 Act and, as such, provides a limited degree of liquidity to shareholders. As an interval fund, the Fund has adopted a fundamental policy to offer to repurchase at regular intervals a specified percentage of its outstanding shares at the NAV of the applicable class.
Once each quarter, the Fund will offer to repurchase at NAV no less than 5% and no more than 25% of the outstanding shares of the Fund, unless such offer is suspended or postponed in accordance with regulatory requirements (as discussed below). The offer to purchase shares is a fundamental policy that may not be changed without the vote of the holders of a majority of the Fund’s outstanding voting securities (as defined in the 1940 Act). Shareholders will be notified in writing of each quarterly repurchase offer and the date the repurchase offer ends (“Repurchase Request Deadline”). Shares will be repurchased at the respective NAV per share determined as of the close of regular trading on the NYSE no later than the 14th day after the Repurchase Request Deadline, or the next business day if the 14th day is not a business day.
The Board, or a committee thereof, in its sole discretion, will determine the number of shares for each share class that the Fund will offer to repurchase (“Repurchase Offer Amount”) for a given Repurchase Request Deadline. The Repurchase Offer Amount, however, will be no less than 5% and no more than 25% of the total number of shares outstanding on the Repurchase Request Deadline.
If shareholders tender for repurchase more than the Repurchase Offer Amount for a given repurchase offer, the Fund may, but is not required to, repurchase an additional amount of shares not to exceed 2% of the outstanding shares of the Fund on the Repurchase Request Deadline. If the Fund determines not to repurchase more than the Repurchase Offer Amount, or if shareholders tender shares in an amount exceeding the Repurchase Offer Amount plus 2% of the outstanding shares on the Repurchase Request Deadline, the Fund will repurchase the shares on a pro rata basis. However, the Fund may accept all shares

FS Credit Income Fund
Notes to Financial Statements (continued)
(in thousands, except share and per share amounts)

Note 3. Share Transactions (continued)

tendered for repurchase by shareholders who own less than one hundred shares and who tender all of their shares, before prorating other amounts tendered. In addition, the Fund will accept the total number of shares tendered in connection with required minimum distributions from an individual retirement account or other qualified retirement plan.
The Fund may suspend or postpone a repurchase offer only: (a) if making or effecting the repurchase offer would cause the Fund to lose its status as a RIC under the Code; (b) for any period during which the NYSE or any market on which the securities owned by the Fund are principally traded is closed, other than customary weekend and holiday closings, or during which trading in such market is restricted; (c) for any period during which an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable, or during which it is not reasonably practicable for the Fund fairly to determine the value of its net assets; or (d) for such other periods as the U.S. Securities and Exchange Commission (“SEC”) may by order permit for the protection of shareholders of the Fund.
During the year ended October 31, 2019, the Fund engaged in repurchase offers as follows:
Repurchase Request Deadline	Repurchase Offer Amount (as a percentage of outstanding shares)	Number of Shares Repurchased (all classes)	Percentage of Outstanding Shares Tendered (all classes)
February 6, 2019	5%	143,066	1.46%
April 17, 2019	5%	29,594	0.26%
July 17, 2019	5%	221,279	1.47%
October 16, 2019	5%(1)	899,513	5.44%
Total		1,293,452

(1)
The Fund repurchased the additional 0.44% of outstanding shares tendered pursuant to Rule  23c-3(b)(5) of the 1940 Act.

Distribution Plan
The Fund, with respect to its Class L, Class M, Class T and Class U Shares, is authorized under a distribution plan to pay to the Fund’s distributor a distribution fee for certain activities relating to the distribution of shares to investors and maintenance of shareholder accounts. These activities include marketing and other activities to support the distribution of the Class L, Class M, Class T and Class U Shares. The plan operates in a manner consistent with Rule 12b-1 under the 1940 Act, which regulates the manner in which an open-end investment company may directly or indirectly bear the expenses of distributing its shares. Although the Fund is not an open-end investment company, it has undertaken to comply with the terms of Rule 12b-1 as a condition of an exemptive order under the 1940 Act which permits it to have asset-based distribution fees. Under the distribution plan, the Fund pays a distribution fee at an annual rate of 0.25% of average daily net assets for Class L, Class M and Class T Shares and 0.75% of average daily net assets for Class U Shares attributable to the respective share classes for remittance to financial intermediaries, as compensation for distribution and/or maintenance of shareholder accounts performed by such financial intermediaries for beneficial shareholders of the Fund. For the year ended October 31, 2019, Class T and Class U Shares incurred distribution fees of  $1 and $0, respectively.
Shareholder Service Expenses
The Fund has adopted a shareholder services plan with respect to its Class A, Class L and Class T Shares under which the Fund may compensate financial industry professionals or firms for providing ongoing services in respect of clients with whom they have distributed shares of the Fund. Such services may include (i) electronic processing of client orders, (ii) electronic fund transfers between clients and the

FS Credit Income Fund
Notes to Financial Statements (continued)
(in thousands, except share and per share amounts)

Note 3. Share Transactions (continued)

Fund, (iii) account reconciliations with the Fund’s transfer agent, (iv) facilitation of electronic delivery to clients of Fund documentation, (v) monitoring client accounts for back-up withholding and any other special tax reporting obligations, (vi) maintenance of books and records with respect to the foregoing, (vii) responding to customer inquiries of a general nature regarding the Fund; (viii) responding to customer inquiries and requests regarding Statements of Additional Information, shareholder reports, notices, proxies and proxy statements, and other Fund documents; (ix) assisting customers in changing account options, account designations and account addresses, and (x) such other information and liaison services as the Fund or FS Credit Income Advisor may reasonably request. Under the shareholder services plan, the Fund, with respect to Class A, Class L and Class T Shares, may incur expenses on an annual basis up to 0.25% of its average daily net assets attributable to Class A, Class L and Class T Shares, respectively. For the year ended October 31, 2019, Class A and Class T shares incurred shareholder service fees of  $17 and $1, respectively.
Note 4. Related Party Transactions
Compensation of the Investment Adviser, Sub-Adviser and their Affiliates
Pursuant to the investment advisory agreement (as amended, “Investment Advisory Agreement”), dated as of September 18, 2017, by and between the Fund and FS Credit Income Advisor, FS Credit Income Advisor is entitled to a management fee in consideration of the advisory services provided by FS Credit Income Advisor to the Fund. FS Credit Income Advisor is registered as an investment adviser under the Investment Advisers Act of 1940, as amended, and is an affiliate of the Fund.
Pursuant to the investment sub-advisory agreement (“Sub-Advisory Agreement”), dated as of September 18, 2017, by and among the Fund, FS Credit Income Advisor and the GoldenTree Sub-Advisor, the GoldenTree Sub-Advisor is entitled to receive a sub-advisory fee (payable out of the management fee) equal to 0.775% (on an annualized basis) of the Fund’s average daily gross assets.
The management fee is calculated and payable quarterly in arrears at the annual rate of 1.60% of the Fund’s average daily gross assets during such period. Prior to April 6, 2018, the management fee was 1.75% of the Fund’s average daily gross assets. All or any part of the management fee not taken as to any quarter will be deferred without interest and may be taken in any such other quarter as FS Credit Income Advisor may determine. The management fee for any partial quarter will be appropriately prorated.
Pursuant to the amended and restated administration agreement (“Administration Agreement”), dated as of April 6, 2018, by and between the Fund and FS Credit Income Advisor, the Fund reimburses FS Credit Income Advisor and the GoldenTree Sub-Advisor, as applicable, for their respective actual costs incurred in providing administrative services to the Fund, including the allocable portion of the compensation and related expenses of certain personnel of FS Investments and the GoldenTree Sub-Advisor providing administrative services to the Fund on behalf of FS Credit Income Advisor, subject to the limitations set forth in the Administration Agreement and the New Expense Limitation Agreement (as defined below). Such services include general ledger accounting, fund accounting, legal services, investor relations and other administrative services. FS Credit Income Advisor also performs, or oversees the performance of, the Fund’s corporate operations and required administrative services, which includes being responsible for the financial records that the Fund is required to maintain and preparing reports to the Fund’s shareholders and reports filed with the SEC. In addition, FS Credit Income Advisor assists the Fund in calculating its NAV, overseeing the preparation and filing of its tax returns and the printing and dissemination of reports to the Fund’s shareholders, and generally overseeing the payment of the Fund’s expenses and the performance of administrative and professional services rendered to the Fund by others. FS Credit Income Advisor is required to allocate the cost of such services to the Fund based on factors such as assets, revenues, time allocations and/or other methods.

FS Credit Income Fund
Notes to Financial Statements (continued)
(in thousands, except share and per share amounts)

Note 4. Related Party Transactions (continued)

The Fund’s Board reviews the methodology employed in determining how the expenses are allocated to the Fund and the proposed allocation of the administrative expenses among the Fund and certain affiliates of FS Credit Income Advisor. The Fund’s Board then assesses the reasonableness of such reimbursements for expenses allocated to the Fund based on the breadth, depth and quality of such services as compared to the estimated cost to the Fund of obtaining similar services from third-party service providers known to be available. In addition, the Fund’s Board considers whether any single third-party service provider would be capable of providing all such services at comparable cost and quality. Finally, the Fund’s Board, among other things, compares the total amount paid to FS Credit Income Advisor for such services as a percentage of the Fund’s net assets to the same ratios reported by other comparable investment companies. The Fund will not reimburse FS Credit Income Advisor for any services for which it receives a separate fee or for any administrative expenses allocated to a controlling person of FS Credit Income Advisor.
Reimbursements of administrative expenses to FS Credit Income Advisor are subject to the terms of the Administration Agreement and the applicable expense limitation, and the GoldenTree Sub-Advisor has agreed, pursuant to the Sub-Advisory Agreement, to defer amounts owed to it for certain administrative services during periods in which FS Credit Income Advisor is waiving expenses or making payments pursuant to the New Expense Limitation Agreement. Reimbursement of administrative expenses is ultimately subject to the limitations contained in the Administration Agreement and the New Expense Limitation Agreement and FS Credit Income Advisor and the GoldenTree Sub-Advisor have agreed to share such reimbursements pro rata, with priority being given to the then-oldest unreimbursed expenses.
Pursuant to the Administration Agreement, FS Credit Income Advisor will be reimbursed for the administrative services performed by it on behalf of the Fund; provided, however, that (1) such costs are reasonably allocated by FS Credit Income Advisor to the Fund on the basis of assets, revenues, time allocations and/or other method; (2) such reimbursement shall be subject to any expense limitation of the Fund in effect at the time at which such reimbursement is otherwise payable; and (3) FS Credit Income Advisor shall not be entitled to reimbursement for any expenses relating to the salaries and direct expenses of administrative personnel paid by FS Credit Income Advisor (and the Fund shall have no obligation to pay any such expenses) to the extent that certain third-party expenses incurred by the Fund, whether directly or indirectly by FS Credit Income Advisor or GoldenTree, in connection with administering the Fund’s business exceed 0.25% of the average net assets attributable to each class of shares.
FS Investments funded the Fund’s offering costs in the amount of  $1,681 for the period from October 27, 2016 (Inception) through April 6, 2018. Effective April 6, 2018, FS Investments agreed to assume all of the Fund’s prior and future offering costs and will not seek reimbursement of such costs.
The following table describes the fees and expenses accrued under the Investment Advisory Agreement and the Administration Agreement during the year ended October 31, 2019:
Related Party	Source Agreement	Description	Amount
FS Credit Income Advisor	Investment Advisory Agreement	Management Fee(1)	$2,981
FS Credit Income Advisor	Administration Agreement	Administrative Services Expenses(2)	$95

(1)
As of October 31, 2019, $961 in management fees were payable to FS Credit Income Advisor.

(2)
During the year ended October 31, 2019, all of the accrued administrative services expenses related to third-party expenses.

Capital Contributions by FS Investments and GoldenTree
In June 2017, pursuant to a private placement, Michael C. Forman, a principal of FS Credit Income Advisor, contributed $100 to purchase approximately 8,000 Class I common shares at $12.50 per share.

FS Credit Income Fund
Notes to Financial Statements (continued)
(in thousands, except share and per share amounts)

Note 4. Related Party Transactions (continued)

In November 2017, FS Investments, GoldenTree and their affiliates collectively purchased $19,900 of Class I Shares, in June 2018, FS Investments purchased $17,283 of Class I Shares and in September 2019, an affiliate of FS Investments purchased $20 of Class U Shares. As of October 31, 2019, the Board and individuals and entities affiliated with FS Credit Income Advisor and GoldenTree held 5,248,191 Class I Shares and 1,531 Class U Shares valued at approximately $66,862 and $19, respectively, based on the respective NAV per share on such date. FS Investments, GoldenTree, and their respective employees, partners, officers and affiliates may own a significant percentage of the Fund’s outstanding shares for the foreseeable future. This ownership will fluctuate as other investors subscribe for shares in the Fund’s continuous public offering and any other offerings the Fund may determine to conduct in the future, and as the Fund repurchases shares pursuant to its quarterly repurchase offers. Depending on the size of this ownership at any given point in time, it is expected that these affiliates will, for the foreseeable future, either control the Fund or be in a position to exercise a significant influence on the outcome of any matter put to a vote of shareholders.
Expense Limitation Agreement
Pursuant to the expense limitation agreement (the “2017 Expense Limitation Agreement”), dated as of September 18, 2017, by and between FS Credit Income Advisor and the Fund, FS Credit Income Advisor agreed to pay or waive, on a quarterly basis, the “ordinary operating expenses” (as defined below) of the Fund to the extent that such expenses exceed 0.00% per annum of the Fund’s average daily net assets attributable to the applicable class of shares for the twelve month period following October 3, 2017, the date of effectiveness of the Fund’s initial registration statement on Form N-2. The 2017 Expense Limitation Agreement remained in effect until April 5, 2018. For the purpose of the 2017 Expense Limitation Agreement, “ordinary operating expenses” for a class of shares consist of all ordinary expenses of the Fund attributable to such class, including administration fees, transfer agent fees, organization and offering expenses, fees paid to the Fund’s trustees, administrative services expenses, and related costs associated with legal, regulatory compliance and investor relations, but excluding the following: (a) investment advisory fees, (b) portfolio transaction and other investment-related costs (including brokerage commissions, dealer and underwriter spreads, commitment fees on leverage facilities, prime broker fees and expenses, and dividend expenses related to short sales), (c) interest expense and other financing costs, (d) taxes, (e) distribution or shareholder servicing fees and (f) extraordinary expenses.
On April 6, 2018, FS Credit Income Advisor and the Fund amended and restated the 2017 Expense Limitation Agreement (as so amended and restated, the “New Expense Limitation Agreement”) under which FS Credit Income Advisor agreed to pay or waive, on a quarterly basis, the “ordinary operating expenses” (as defined below) of the Fund to the extent that such expenses exceed 0.25% per annum of the Fund’s average daily net assets attributable to the applicable class of Shares (the “Expense Limitation”). The Expense Limitation may be adjusted for other classes of shares to account for class-specific expenses. In consideration of FS Credit Income Advisor’s agreement to limit the Fund’s expenses, the Fund has agreed to repay FS Credit Income Advisor in the amount of any Fund expenses paid or waived, subject to the limitations that: (1) the reimbursement for expenses will be made only if payable not more than three years following the time such payment or waiver was made; and (2) the reimbursement may not be made if it would cause the Fund’s then-current expense limitation, if any, and the expense limitation that was in effect at the time when FS Credit Income Advisor waived or reimbursed the ordinary operating expenses that are the subject of the repayment, to be exceeded. The New Expense Limitation Agreement will continue indefinitely until terminated by the Board on written notice to FS Credit Income Advisor. The New Expense Limitation Agreement may not be terminated by FS Credit Income Advisor. For the purposes of the New Expense Limitation Agreement, “ordinary operating expenses” for a class of shares consist of all ordinary expenses of the Fund attributable to such class, including administration fees, transfer agent fees, fees paid to the Fund’s trustees, legal expenses relating to the Fund’s registration

FS Credit Income Fund
Notes to Financial Statements (continued)
(in thousands, except share and per share amounts)

Note 4. Related Party Transactions (continued)

statements (and any amendments or supplements thereto) and other filings with the SEC (whether incurred by counsel to the Fund, FS Credit Income Advisor or the GoldenTree Sub-Advisor), administrative services expenses, and related costs associated with legal, regulatory compliance and investor relations, but excluding the following: (a) investment advisory fees, (b) portfolio transaction and other investment-related costs (including brokerage commissions, dealer and underwriter spreads, commitment fees on leverage facilities, prime broker fees and expenses and dividend expenses related to short sales); (c) interest expense and other financing costs, (d) taxes, (e) distribution or shareholder servicing fees and (f) extraordinary expenses.
The specific amount of expenses waivable and/or payable by FS Credit Income Advisor pursuant to the New Expense Limitation Agreement, if any, is determined at the end of each fiscal quarter. The conditional obligation of the Fund to reimburse FS Credit Income Advisor pursuant to the terms of the New Expense Limitation Agreement shall survive the termination of such agreement for any reason.
During the year ended October 31, 2019, the Fund accrued $874 of expense reimbursements from the adviser that FS Investments has agreed to pay, all of which pertained to the New Expense Limitation Agreement. Such amount may be subject to conditional reimbursement as described above.
Note 5. Distributions
During the year ended October 31, 2019, the Fund declared and paid gross distributions in the amount of  $0.7500 (as adjusted for the applicable share class expenses) per share in the total amount of  $9,506. The timing and amount of any future distributions to shareholders are subject to applicable legal restrictions and the sole discretion of the Board.
Shareholders automatically participate in the distribution reinvestment plan (“DRP”), unless and until an election is made to withdraw from the DRP on behalf of such participating shareholder. Under the DRP, the Fund’s cash distributions to shareholders are reinvested in full and fractional shares of the same class of shares of the Fund. To the extent that shareholders reinvest their cash distributions, the Fund will use the proceeds to purchase additional common shares of the Fund. As such, a portion of the cash distributions paid by the Fund may be reinvested in additional common shares of the Fund.
The following table reflects the sources of distributions on a tax basis that the Fund paid on its common shares during the years ended October 31, 2019 and 2018:
	Year Ended October 31,
	2019		2018
Source of Distribution	Distribution Amount	Percentage	Distribution Amount	Percentage
Net investment income(1)	$9,487	100%	$2,793	90%
Short-term capital gains proceeds from the sale of assets	—	—	312	10%
Long-term capital gains proceeds from the sale of assets	19	0%	—	—
Return of capital	—	—	—	—
Total	$9,506	100%	$3,105	100%

(1)
The Fund’s net investment income on a tax basis for the years ended October 31, 2019 and 2018 was $9,155 and $2,793, respectively. The determination of the tax attributes of the Fund’s distributions is made annually as of the end of the calendar year based upon the Fund’s taxable income for the full year and distributions paid for the full year. Therefore, a determination made on an interim basis may not be representative of the actual tax attributes of the Fund’s distributions for a full year. The actual tax characteristics of distributions to shareholders are reported to shareholders annually on Form 1099-DIV.

The Fund may make certain adjustments to the classification of net assets as a result of permanent book-to-tax differences. These reclassifications have no impact on the net assets of the Fund.

FS Credit Income Fund
Notes to Financial Statements (continued)
(in thousands, except share and per share amounts)

Note 5. Distributions (continued)

As of October 31, 2019, the components of accumulated earnings (loss) on a tax basis were as follows:
Distributable ordinary income	$219
Distributable long-term capital gains	—
Net unrealized appreciation (depreciation)	(2,810)
Total	$(2,591)
The aggregate cost of the Fund’s investments for U.S. federal income tax purposes totaled $241,135 as of October 31, 2019. The difference between the Fund’s GAAP basis cost and tax basis cost is primarily due to wash sales loss deferrals. Aggregate net unrealized appreciation (depreciation) on a tax basis was $(2,854), which was comprised of gross unrealized appreciation of  $5,383 and gross unrealized depreciation of  $8,237, as of October 31, 2019.
Note 6. Financial Instruments
The Fund trades in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts, futures contracts, swap contracts and written options, among others, and involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.
The Fund is subject to foreign currency exchange rate risk, interest rate risk and credit risk in the normal course of pursuing its investment objectives. The Fund enters into cross-currency swap contracts and forward foreign currency exchange contracts to gain or reduce exposure to foreign currencies, interest rate futures and/or swap contracts to gain or reduce exposure to fluctuations in interest rates and total return swap and credit default swap contracts to manage its credit risk, to gain exposure to a credit in which it may otherwise invest or to enhance its returns.
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. These contracts help to manage the overall exposure to the currencies in which some of the investments and borrowings held by the Fund are denominated and in some cases, are used to obtain exposure to a particular market.
Each forward foreign currency exchange contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the statement of assets and liabilities. When a contract is closed, a realized gain or loss is recorded in the statement of operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts contains the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies, and the risk that counterparties are unable to fulfill their obligations under the contracts. The Fund mitigates its counterparty risk by entering into forward foreign currency exchange contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance.
Cross-currency swaps are contracts in which cash flows are exchanged between two parties based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swaps involve an agreement to

FS Credit Income Fund
Notes to Financial Statements (continued)
(in thousands, except share and per share amounts)

Note 6. Financial Instruments (continued)

exchange notional amounts at a later date at either the same exchange rate, a specified rate or the then current spot rate. Periodic payments are made between the parties based on benchmark rates plus a spread, if applicable, in the two currencies.
Each cross-currency swap is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the statement of assets and liabilities. When a swap is closed, a realized gain or loss is recorded in the statement of operations equal to the difference between the value at the time it was opened and the value at the time it was closed. The use of cross-currency swaps contains the risk that the value of a cross-currency swap changes unfavorably due to movements in the value of the referenced foreign currencies, as well as the risk that the counterparty to the swap will default on its contractual delivery obligations.
An interest rate futures contract is an agreement between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. The Fund invests in interest rate futures contracts to hedge the Fund’s existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge interest rate risks associated with the Fund’s investments; to facilitate investments in portfolio securities; and to reduce cost. In addition, the Fund takes long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk.
Upon entering into an interest rate futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Cash deposited as initial margin receivable is shown as collateral held at broker in the statement of assets and liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as receivable (or payable) for variation margin on open futures in the statement of assets and liabilities. When the contract is closed, a realized gain or loss is recorded in the statement of operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. Risks of entering into interest rate futures contracts include interest rate risk and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
An interest rate swap contract is an exchange of interest rates between counterparties. An interest rate swap generally involves one party making payments based on a fixed interest rate in return for payments from a counterparty based on a variable or floating interest rate. The Fund may enter into either side of such a swap contract. Interest rate swaps are used to adjust the Fund’s sensitivity to interest rates or to hedge against changes in interest rates.
Each interest rate swap is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the statement of assets and liabilities. When a swap is closed, a realized gain or loss is recorded in the statement of operations equal to the difference between the value at the time it was opened and the value at the time it was closed. The use of interest rate swaps contains the risk that the value of an interest rate swap changes unfavorably due to movements in interest rates, as well as the risk that the counterparty to the swap will default on its contractual delivery obligations. Counterparty risk is mitigated for cleared swaps by trading these instruments through a central counterparty.
Total return swaps are entered into to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one market with another

FS Credit Income Fund
Notes to Financial Statements (continued)
(in thousands, except share and per share amounts)

Note 6. Financial Instruments (continued)

market. Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument in exchange for fixed or floating rate interest payments. If the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Fund receives payment from or makes a payment to the counterparty.
Each total return swap is marked semi-monthly or more frequently and the change in market value is recorded as unrealized appreciation (depreciation) in the statement of assets and liabilities. When a swap is closed, a realized gain or loss is recorded in the statement of operations equal to the difference between the value at the time it was opened and the value at the time it was closed. The use of total return swaps contains the risk that the underlying security defaults (credit risk).
Credit default swaps are contracts in which one party makes a periodic stream of payments to another party in exchange for protection in the event of a specified credit event with respect to a specified issuer of a debt obligation. Credit events are contract specific but may include bankruptcy, failure to pay principal or interest, restructuring, obligation acceleration and repudiation or moratorium. The Fund enters into credit default swaps to manage credit risk, gain exposure to a credit in which it may otherwise invest or to enhance its returns.
If the Fund is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Fund could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Fund for the same referenced obligation. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily and is recorded as realized loss or gain. The Fund records an increase or decrease to unrealized appreciation (depreciation) on credit default swaps in an amount equal to the change in daily valuation. Upfront payments or receipts, if any, are recorded as unamortized swap premiums paid or received, respectively, and are amortized over the life of the swap contract as realized losses or gains. For financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation (depreciation) on credit default swaps to determine the market value of swaps. The Fund will segregate assets in the form of cash and/or liquid securities in an amount equal to any unrealized depreciation on the credit default swaps of which it is the buyer, marked-to-market on a daily basis. The Fund segregates assets in the form of cash and/or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. Credit default swaps involve certain risks, including the risk that the seller may be unable to fulfill the transaction.
The fair value of open derivative instruments (which are not considered to be hedging instruments for accounting disclosure purposes) by risk exposure as of October 31, 2019 was as follows:
Fair Value
	Asset Derivative	Liability Derivative
Foreign Currency Risk
Forward foreign currency exchange contracts	$284(1)	$220(2)
Cross-currency swaps	$792(3)	$17(4)
Interest Rate Risk
Interest rate futures	$116(5)	—
Interest rate swaps	$28(3)	$100(4)
Credit Risk
Total return debt swaps	$148(3)	$9(4)

FS Credit Income Fund
Notes to Financial Statements (continued)
(in thousands, except share and per share amounts)

Note 6. Financial Instruments (continued)

The Fund’s derivative assets and liabilities at fair value by risk, presented in the table above, are reported on a gross basis on the Fund’s statement of assets and liabilities and located as follows:
(1)
Unrealized appreciation on forward foreign currency exchange contracts.

(2)
Unrealized depreciation on forward foreign currency exchange contracts.

(3)
Unrealized appreciation on swap contracts.

(4)
Unrealized depreciation on swap contracts.

(5)
Receivable for variation margin on futures contracts.

The following tables present the Fund’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Fund for assets or pledged by the Fund for liabilities as of October 31, 2019:
Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(1)	Cash Collateral Received(1)	Net Amount of Derivative Assets(2)
Bank of America, N.A.	$148	$9	—	—	$139
Goldman Sachs & Co. LLC	$28	$28	—	—	—
JPMorgan Chase Bank, N.A.	$865	$267	—	$573	$25
State Street Bank and Trust Company	$211	$42	—	—	$169
Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(1)	Cash Collateral Pledged(1)	Net Amount of Derivative Liabilities(3)
Bank of America, N.A.	$9	$9	—	—	—
Goldman Sachs & Co. LLC	$28	$28	—	—	—
JPMorgan Chase Bank, N.A.	$267	$267	—	—	—
State Street Bank and Trust Company	$42	$42	—	—	—

(1)
In some instances, the actual amount of the collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(2)
Net amount of derivative assets represents the net amount due from the counterparty to the Fund in the event of default.

(3)
Net amount of derivative liabilities represents the net amount due from the Fund to the counterparty in the event of default.

The effect of derivative instruments (which are not considered to be hedging instruments for accounting disclosure purposes) on the Fund’s statement of operations by risk exposure for the year ended October 31, 2019 was as follows:
	Realized Gain (Loss) on Derivatives Recognized in Income	Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Foreign Currency Risk
Forward foreign currency exchange contracts	$329(1)	$(206)(2)
Cross-currency swaps	$794(3)	$328(4)
Interest Rate Risk
Interest rate futures	$(618)(5)	$54(6)
Interest rate swaps	$(534)(3)	$(159)(4)
Credit Risk
Total return debt swaps	$217(3)	$155(4)
Credit default swaps	$162(3)	—

The Fund’s derivative instruments at fair value by risk, presented in the table above, are reported on the Fund’s Statement of Operations and located as follows:

FS Credit Income Fund
Notes to Financial Statements (continued)
(in thousands, except share and per share amounts)

Note 6. Financial Instruments (continued)

(1)
Net realized gain (loss) on forward foreign currency exchange contracts.

(2)
Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

(3)
Net realized gain (loss) on swap contracts.

(4)
Net change in unrealized appreciation (depreciation) on swap contracts.

(5)
Net realized gain (loss) on futures contracts.

(6)
Net change in unrealized appreciation (depreciation) on futures contracts.

The average notional amounts of forward foreign currency exchange contracts, long futures contracts, short futures contracts, cross-currency swaps, interest rate swaps, total return debt swaps and credit default swaps outstanding during the year ended October 31, 2019, which are indicative of the volumes of these derivative types, were $22,571, $2,421, $7,332, $25,119, $9,551, $7,323 and $158, respectively.
Note 7. Investment Portfolio
The following table summarizes the composition of the Fund’s investment portfolio at cost and fair value as of October 31, 2019:
	Amortized Cost (Proceeds)(1)	Fair Value	Percentage of Portfolio
Senior Secured Loans—First Lien	$25,195	$23,959	10%
Senior Secured Loans—Second Lien	5,283	4,102	2%
Senior Secured Bonds	38,864	38,647	16%
Unsecured Bonds	94,726	96,687	41%
Collateralized Loan Obligation (CLO) / Structured Credit	70,586	68,635	29%
Emerging Markets Debt	4,520	4,625	2%
Preferred Equity	194	204	0%
Common Equity	1,559	765	0%
Total	$240,927	$237,624	100%
Investments Sold Short	$(737)	$(719)

(1)
Amortized cost represents the original cost adjusted for the amortization of premiums and/or accretion of discounts, as applicable, on investments.

In general, under the 1940 Act, the Fund would be presumed to “control” a portfolio company if it owned more than 25% of its voting securities or had the power to exercise control over the management or policies of such portfolio company, and would be an “affiliated person” of a portfolio company if it owned 5% or more of its voting securities.
As of October 31, 2019, the Fund did not “control” any of its portfolio companies and was not an “affiliated person” of any of its portfolio companies, each as defined in the 1940 Act.
The Fund’s investment portfolio may contain loans and other unfunded arrangements that are in the form of lines of credit or revolving credit facilities, or other investments, which require the Fund to provide funding when requested by portfolio companies in accordance with the terms of the underlying agreements. As of October 31, 2019, the Fund did not have any investments with unfunded commitments. The Fund maintains sufficient cash on hand, available borrowings and liquid securities to fund any unfunded commitments should the need arise.

FS Credit Income Fund
Notes to Financial Statements (continued)
(in thousands, except share and per share amounts)

Note 7. Investment Portfolio (continued)

The table below describes investments by industry classification and enumerates the percentage, by fair value, of the total portfolio assets in such industries as of October 31, 2019:
Industry Classification	Fair Value	Percentage of Portfolio
USD CLO	$41,923	18%
EUR CLO	23,266	10%
Oil & Gas	19,828	8%
Telecommunications	16,615	7%
Media Entertainment	15,086	6%
Chemicals	14,211	6%
Healthcare-Services	10,549	5%
Pharmaceuticals	10,160	4%
Retail	9,299	4%
Diversified Financial Services	8,002	3%
Internet	6,838	3%
Municipal	6,365	3%
Commercial Services	5,366	2%
Transportation	5,261	2%
Mining	3,623	2%
USD CDO	2,964	1%
Coal	2,896	1%
Software	2,889	1%
Electric	2,839	1%
Computers	2,555	1%
Other	27,089	12%
Total	$237,624	100%
Purchases and sales of securities during the year ended October 31, 2019, other than short-term securities and U.S. government obligations, were $338,016 and $219,576, respectively.
Note 8. Fair Value of Financial Instruments
Under existing accounting guidance, fair value is defined as the price that the Fund would receive upon selling an investment or pay to transfer a liability in an orderly transaction to a market participant in the principal or most advantageous market for the investment. This accounting guidance emphasizes that valuation techniques maximize the use of observable market inputs and minimize the use of unobservable inputs. Inputs refer broadly to the assumptions that market participants would use in pricing an asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the Fund. Unobservable inputs are inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances. The Fund classifies the inputs used to measure these fair values into the following hierarchy as defined by current accounting guidance:
Level 1: Inputs that are quoted prices (unadjusted) in active markets for identical assets or liabilities.
Level 2: Inputs that are quoted prices for similar assets or liabilities in active markets.
Level 3: Inputs that are unobservable for an asset or liability.

FS Credit Income Fund
Notes to Financial Statements (continued)
(in thousands, except share and per share amounts)

Note 8. Fair Value of Financial Instruments (continued)

A financial instrument’s categorization within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement.
As of October 31, 2019, the Fund’s investments and derivatives were categorized as follows in the fair value hierarchy:
Asset Description	Level 1	Level 2	Level 3	Total
Senior Secured Loans—First Lien	$—	$23,959	$—	$23,959
Senior Secured Loans—Second Lien	—	2,202	1,900	4,102
Senior Secured Bonds	—	38,647	—	38,647
Unsecured Bonds	—	95,835	852	96,687
Collateralized Loan Obligation (CLO) / Structured Credit	—	66,265	2,370	68,635
Emerging Markets Debt	—	4,625	—	4,625
Preferred Equity	—	—	204	204
Common Equity	406	359	—	765
Total Investments	406	231,892	5,326	237,624
Forward Foreign Currency Exchange Contracts	—	284	—	284
Cross-Currency Swaps	—	792	—	792
Interest Rate Futures	116	—	—	116
Interest Rate Swaps	—	28	—	28
Total Return Debt Swaps	—	—	148	148
Total Assets	$522	$232,996	$5,474	$238,992

Liability Description	Level 1	Level 2	Level 3	Total
U.S. Treasury Sold Short	—	$(719)	$—	$(719)
Forward Foreign Currency Exchange Contracts	—	(220)	—	(220)
Cross-Currency Swaps	—	(17)	—	(17)
Interest Rate Swaps	—	(100)	—	(100)
Total Return Debt Swaps	—	—	(9)	(9)
Total Liabilities	—	$(1,056)	$(9)	$(1,065)
The Fund’s investments consist primarily of debt securities that are traded on a private over-the-counter market for institutional investors. Except as described below, the Fund values its investments daily by using the mid-point of the prevailing bid and ask prices from dealers, which are provided by an independent third-party pricing service approved by the Board and screened for validity by such service. Investments and futures that are traded on an active public market are valued daily at their closing price. Forward foreign currency exchange contracts and swaps are valued at their quoted daily prices obtained from an independent third party. Debt investments where prices from dealers are not available are valued using broker quotes. Debt investments for which broker quotes are not available would be valued by an independent third-party valuation firm approved by the Board, which determines the fair value of such investments by considering, among other factors, the borrower’s ability to adequately service its debt, prevailing interest rates for like investments, expected cash flows, call features, anticipated prepayments and other relevant terms of the investments. Except as described above, the Fund’s preferred stock investment is

FS Credit Income Fund
Notes to Financial Statements (continued)
(in thousands, except share and per share amounts)

Note 8. Fair Value of Financial Instruments (continued)

also valued by the same independent valuation firm, which determines the fair value of such investments by considering, among other factors, contractual rights ascribed to such investments, as well as various income scenarios and multiples of EBITDA, cash flows, net income, revenues or, in limited instances, book value or liquidation value.
The Fund periodically benchmarks the bid and ask prices it receives from the independent third-party pricing service and/or dealers, as applicable, against the actual prices at which it purchases and sells its investments. Based on the results of the benchmark analysis and the experience of the Fund’s management in purchasing and selling these investments in other investment funds managed by the sponsor, the Fund believes that these prices are reliable indicators of fair value. The Fund may also use other methods, including the use of an independent third-party valuation service approved by the Board, to determine fair value for securities for which it cannot obtain prevailing bid and ask prices through independent third-party pricing services or independent dealers, or where the Board otherwise determines that the use of such other methods is appropriate. The Fund will periodically benchmark the valuations provided by the independent third-party valuation service against the actual prices at which the Fund purchases and sells its investments. The Fund’s audit committee and Board reviewed the valuation determinations made with respect to these investments and determined that they were made in a manner consistent with the Fund’s valuation policy.
The following is a reconciliation for the year ended October 31, 2019 of investments for which significant unobservable inputs (Level 3) were used in determining fair value:
	Senior Secured Loans— Second Lien	Unsecured Bonds	Collateralized Loan Obligation (CLO)/Structured Credit	Preferred Equity	Common Equity	Total
Fair value at beginning of year	$1,881	$863	$510	$195	$—	$3,449
Accretion of discount (amortization of premium)	9	—	—	—	—	9
Realized gain (loss)	—	—	—	—	—	—
Net change in unrealized appreciation (depreciation)	10	(11)	44	9	—	52
Purchases	—	—	2,326	—	449	2,775
Sales	—	—	—	—	—	—
Net transfers in or out of Level 3	—	—	(510)	—	(449)	(959)
Fair value at end of year	$1,900	$852	$2,370	$204	$—	$5,326
The amount of total gains or losses for the period included in changes in net assets attributable to the change in unrealized gains or losses relating to investments still held at the reporting date	$10	$(11)	$44	$9	$—	$52

FS Credit Income Fund
Notes to Financial Statements (continued)
(in thousands, except share and per share amounts)

Note 8. Fair Value of Financial Instruments (continued)

The following is a reconciliation for the year ended October 31, 2019 of the total return debt swaps for which significant unobservable inputs (Level 3) were used in determining fair value:
Fair value at beginning of year	$(16)
Accretion of discount (amortization of premium)	—
Net realized gain (loss)	217
Net change in unrealized appreciation (depreciation)	155
Sales and repayments	(217)
Net transfers in or out of Level 3	—
Fair value at end of year	$139
The amount of total gains or losses for the period included in changes in net assets attributable to the change in unrealized gains or losses relating to the total return debt swaps still held at the reporting date	$155
The valuation techniques and significant unobservable inputs used in recurring Level 3 fair value measurements as of October 31, 2019 are as follows:
Type of Investment	Fair Value at October 31, 2019	Valuation Technique(1)	Unobservable Input	Range	Weighted Average
Senior Secured Loans—Second Lien	$1,900	Market Quotes	Indicative Dealer Quotes	100.0%–100.0%	100.0%
Unsecured Bonds	852	Market Comparables	EBITDA Multiples (x)	7.0x–8.0x	7.5x
		Market Comparables	Market Yield (%)	8.8%–9.4%	9.1%
CLO/Structured Credit	1,494	Market Quotes	Indicative Dealer Quotes	100.0%–100.0%	100.0%
	876	Cost	Cost	100.0%–100.0%	100.0%
Preferred Equity	204	Market Comparables	EBITDA Multiples (x)	10.3x–12.3x	11.3x
		Market Comparables	Market Yield (%)	11.5%–12.1%	11.8%
Total	$5,326
Total Return Debt Swaps	$139	Market Comparables	Market Yield (%)	2.5%–4.4%	3.6%

(1)
Investments using a market quotes valuation technique were valued by using the mid-point of the prevailing bid and ask prices from dealers on the date of the relevant period end, which were provided by an independent third-party pricing service and screened for validity by such service. For investments using a market comparables valuation technique, a significant increase (decrease) in the market yield, in isolation, would result in a significantly lower (higher) fair value measurement, and a significant increase (decrease) in any of the valuation multiples, in isolation, would result in a significantly higher (lower) fair value measurement.

Note 9. Financing Arrangement
The following table presents summary information with respect to the Fund’s financing arrangement as of October 31, 2019:
Arrangement	Type of Arrangement	Rate	Amount Outstanding	Amount Available	Maturity Date
BNP Facility	Revolving Prime Brokerage	L+1.00%	$36,094	$44,973(1)	April 27, 2020(2)

(1)
The amount available under the BNP Facility is calculated based on the value of the pledged collateral, rather than BNP Paribas’ commitment. As explained below, the Fund may borrow amounts in excess of BNP Paribas’ commitment, at the discretion of BNP Paribas, to the extent the pledged collateral provides sufficient coverage for additional borrowings.

(2)
As described below, the BNP Facility generally is terminable upon 179 days’ notice by either party. As of October 31, 2019, neither the Fund nor BNP Paribas had provided notice of its intent to terminate the facility.

FS Credit Income Fund
Notes to Financial Statements (continued)
(in thousands, except share and per share amounts)

Note 9. Financing Arrangement (continued)

BNP Facility
On October 25, 2017, and effective November 1, 2017, the Fund entered into a committed facility arrangement (the “BNP Facility”) with BNP Paribas Prime Brokerage International, Ltd. (together with its affiliates “BNP Paribas”). The BNP Facility provides for borrowings on a committed basis up to a maximum amount equal to the average outstanding balance over the past ten business days or, if fewer, the number of business days since closing. The Fund may also borrow additional amounts on an uncommitted basis, at the discretion of BNP Paribas, to the extent the pledged collateral provides sufficient coverage for such additional borrowings. Borrowings are available in U.S. Dollars (“USD”), Canadian Dollars (“CAD”), Euro (“EUR”), British Pounds (“GBP”), Swiss Francs (“CHF”), Australian Dollars (“AUD”), Japanese Yen (“JPY”), Swedish Kronor (“SEK”), and Danish Kroner (“DKK”). Borrowings under the BNP Facility accrue interest at a rate equal to the London Interbank Offered Rate (“LIBOR”) for a one-month interest period plus 1.00% per annum on USD borrowings, the Canadian Dollar Offered Rate (“CDOR”) for a one-month interest period plus 1.00% per annum on CAD borrowings, the British Pound Sterling London Interbank Offered Rate (“GBP LIBOR”) for a one-month interest period plus 1.00% per annum on GBP borrowings, the Swiss Franc London Interbank Offered Rate (“CHF LIBOR”) for a one-month interest period plus 1.00% per annum on CHF borrowings, the Bank Bill Swap Reference Rate (“BBSW”) for a one-month interest period plus 1.00% per annum on AUD borrowings, the Japanese Yen London Interbank Offered Rate (“JPY LIBOR”) for a one-month interest period plus 1.00% per annum on JPY borrowings, the Stockholm Interbank Offered Rate (“STIBOR”) for a one-month interest period plus 1.00% per annum on SEK borrowings, or the Copenhagen Interbank Offered Rate (“CIBOR”) for a one-month interest period plus 1.00% per annum on DKK borrowings. Interest is payable monthly in arrears or may be capitalized on the principal balance as additional cash borrowing. The Fund may terminate the facility upon 179 days’ notice. Absent a default or facility termination event (or the ratings decline described in the following sentence), BNP Paribas is required to provide the Fund with 179 days’ notice prior to terminating or materially amending the BNP Facility. BNP Paribas has a cancellation right if BNP Paribas’ long-term credit rating declines three or more notches below its highest rating by any of Moody’s Investors Service, Inc., Standard & Poor’s Ratings Services or Fitch IBCA, Inc. during the term of the BNP Facility. Upon any such termination, BNP Paribas is required to pay the Fund a fee equal to 1.00% of the maximum amount of financing available on the termination date.
In connection with the BNP Facility, the Fund has made certain representations and warranties and is required to comply with various covenants and reporting requirements customary for facilities of this type. The BNP Facility agreements contain the following events of default and termination events, among others: (a) the occurrence of a default or similar condition under certain third-party contracts of the Fund; (b) any change in BNP Paribas’ interpretation of applicable law that, in the reasonable opinion of counsel to BNP Paribas, has the effect of impeding or prohibiting the BNP Facility; (c) certain events of insolvency or bankruptcy by the Fund; (d) specified material reductions in the Fund’s NAV; (e) any change in the Fund’s fundamental or material investment policies; and (f) the termination of the Investment Advisory Agreement or if FS Credit Income Advisor otherwise ceases to act as the Fund’s investment adviser and is not immediately replaced by an affiliate or other investment adviser acceptable to BNP Paribas.
The carrying amount outstanding under the BNP Facility approximates its fair value. For the year ended October 31, 2019, the total interest expense for the BNP Facility was $611.

FS Credit Income Fund
Notes to Financial Statements (continued)
(in thousands, except share and per share amounts)

Note 9. Financing Arrangement (continued)

For the year ended October 31, 2019, the cash paid for interest expense, average borrowings, effective interest rate and weighted average interest rate for the BNP Facility were as follows:
Cash paid for interest expense(1)	—
Average borrowings	$18,444
Effective interest rate on borrowings	2.78%
Weighted average interest rate	3.31%

(1)
Interest under the BNP Facility is payable monthly in arrears or may be capitalized on the principal balance as additional cash borrowing.

Under the terms of the BNP Facility, BNP Paribas has the ability to borrow a portion of the pledged collateral (collectively, the “rehypothecated securities”), subject to certain limits, in exchange for paying to the Fund a fee equal to 70% of the difference between the fair market rate (as determined by BNP Paribas) and the overnight Fed Funds rate. The Fund may, in its sole discretion for any valid business reason, designate any security within the pledged collateral as ineligible to be a rehypothecated security, provided there remain securities eligible to be rehypothecated within the segregated custody account in an amount equal to the outstanding borrowings owed by the Fund to BNP Paribas. The Fund may recall any rehypothecated security at any time and BNP Paribas must return such security or an equivalent security within a commercially reasonable period. In the event BNP Paribas does not return the security, the Fund will have the right to, among other things, apply and set off an amount equal to 100% of the then-current fair market value of such rehypothecated securities against any outstanding borrowings owed to BNP Paribas under the facility. Rehypothecated securities are marked-to-market daily and if the value of all rehypothecated securities exceeds 100% of the outstanding borrowings owed by the Fund under the BNP Facility, BNP Paribas may either reduce the amount of rehypothecated securities to eliminate such excess or deposit into the segregated custody account an amount of cash equal to such excess. The Fund will continue to receive interest and the scheduled repayment of principal balances on rehypothecated securities. For the year ended October 31, 2019, the Fund did not receive any fees from BNP Paribas for securities that had been rehypothecated pursuant to the BNP Facility. As of October 31, 2019, there were no securities rehypothecated by BNP Paribas.
Note 10. Concentration of Risk
Investing in the Fund involves risks, including, but not limited to, those set forth below. The risks described below are not, and are not intended to be, a complete enumeration or explanation of the risks involved in an investment in the Fund. For a more complete discussion of the risks of investing in the Fund, see the section entitled “Types of Investments and Related Risks” in the Fund’s prospectus and the Fund’s other filings with the SEC.
Credit Risk: The Fund’s debt investments are subject to the risk of non-payment of scheduled interest or principal by the borrowers with respect to such investments. Such non-payment would likely result in a reduction of income to the Fund and a reduction in the value of the debt investments experiencing non-payment.
Although the Fund may invest in investments that FS Credit Income Advisor and GoldenTree believe are secured by specific collateral, the value of which may exceed the principal amount of the investments at the time of initial investment, there can be no assurance that the liquidation of any such collateral would satisfy the borrower’s obligation in the event of non-payment of scheduled interest or principal payments with respect to such investment, or that such collateral could be readily liquidated. In addition, in the event of bankruptcy of a borrower, the Fund could experience delays or limitations with respect to its ability to realize the benefits of the collateral securing an investment. Under certain circumstances, collateral securing

FS Credit Income Fund
Notes to Financial Statements (continued)
(in thousands, except share and per share amounts)

Note 10. Concentration of Risk (continued)

an investment may be released without the consent of the Fund. Moreover, the Fund’s investments in secured debt may be unperfected for a variety of reasons, including the failure to make required filings by lenders, trustees or other responsible parties and, as a result, the Fund may not have priority over other creditors as anticipated. The Fund’s right to payment and its security interest, if any, may be subordinated to the payment rights and security interests of more senior creditors. Certain of these investments may have an interest-only payment schedule, with the principal amount remaining outstanding and at risk until the maturity of the investment. In this case, a portfolio company’s ability to repay the principal of an investment may be dependent upon a liquidity event or the long-term success of the company, the occurrence of which is uncertain.
Companies in which the Fund invests could deteriorate as a result of, among other factors, an adverse development in their business, a change in the competitive environment or an economic downturn. As a result, companies that the Fund expected to be stable may operate, or expect to operate, at a loss or have significant variations in operating results, may require substantial additional capital to support their operations or maintain their competitive position, or may otherwise have a weak financial condition or be experiencing financial distress.
Non-U.S. Securities Risk: Investments in certain securities and other instruments of non-U.S. issuers or borrowers (“non-U.S. securities”), involve factors not typically associated with investing in the United States or other developed countries, including, but not limited to, risks relating to: (i) differences between U.S. and non-U.S. securities markets, including potential price volatility in and relative illiquidity of some non-U.S. securities markets; the absence of uniform accounting, auditing and financial reporting standards, practices and disclosure requirements; and less government supervision and regulation; (ii) other differences in law and regulation, including fewer investor protections, less stringent fiduciary duties, less developed bankruptcy laws and difficulty in enforcing contractual obligations; (iii) certain economic and political risks, including potential economic, political or social instability; exchange control regulations; restrictions on foreign investment and repatriation of capital, possibly requiring government approval; expropriation or confiscatory taxation; other government restrictions by the United States or other governments; higher rates of inflation; higher transaction costs; and reliance on a more limited number of commodity inputs, service providers and/or distribution mechanisms; and (iv) the possible imposition of local taxes on income and gains recognized with respect to securities and assets. Certain non-U.S. markets may rely heavily on particular industries or non-U.S. capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, organizations, entities and/or individuals, changes in international trading patterns, trade barriers and other protectionist or retaliatory measures. International trade barriers or economic sanctions against non-U.S. countries, organizations, entities and/or individuals may adversely affect the Fund’s non-U.S. holdings or exposures. Certain non-U.S. investments may become less liquid in response to social, political or market developments or adverse investor perceptions, or become illiquid after purchase by the Fund, particularly during periods of market turmoil. Certain non U.S. investments may become illiquid when, for instance, there are few, if any, interested buyers and sellers or when dealers are unwilling to make a market for certain securities. When the Fund holds illiquid investments, its portfolio may be harder to value, especially in changing markets. The risks of investments in emerging markets, including the risks described above, are usually greater than the risks involved in investing in more developed markets. Because non-U.S. securities may trade on days when the Fund’s common shares are not priced, NAV may change at times when common shares cannot be sold.
Foreign Currency Risk: Investments made by the Fund, and the income received by the Fund with respect to such investments, may be denominated in various non-U.S. currencies. However, the books of the Fund are maintained in U.S. dollars. Accordingly, changes in currency values may adversely affect the U.S. dollar value of portfolio investments, interest and other revenue streams received by the Fund, gains and losses realized on the sale of portfolio investments and the amount of distributions, if any, made by the

FS Credit Income Fund
Notes to Financial Statements (continued)
(in thousands, except share and per share amounts)

Note 10. Concentration of Risk (continued)

Fund. In addition, the Fund may incur substantial costs in converting investment proceeds from one currency to another. The Fund may enter into derivative transactions designed to reduce such currency risks. Furthermore, the portfolio companies in which the Fund invests may be subject to risks relating to changes in currency values. If a portfolio company suffers adverse consequences as a result of such changes, the Fund may also be adversely affected as a result.
Collateralized Loan Obligation (“CLO”) Securities Risk: The Fund will invest in CLO securities issued by CLOs that principally invest in senior loans (typically, 80% or more of their assets), diversified by industry and borrower. It is also possible that the underlying obligations of CLOs in which the Fund invests will include (i) subordinated loans, (ii) debt tranches of other CLOs, and (iii) equity securities incidental to investments in senior loans. Holders of such securities are subject to a number of risks, including the credit, liquidity, counterparty and other market and asset specific risks.
CLO securities are typically privately offered and sold and may be thinly traded or have a limited trading market. As a result, investments in CLO securities may be characterized by the Fund as illiquid securities. In addition to the general risks associated with debt securities discussed above, CLOs carry additional risks, including: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; and (iii) the possibility that the investments in CLOs are subordinate to other classes or tranches of the CLOs. The market value of CLO securities may be affected by, among other things, changes in the market value of the underlying assets held by the CLO, changes in the distributions on the underlying assets, defaults and recoveries on the underlying assets, capital gains and losses on the underlying assets, prepayments on underlying assets and the availability, prices and interest rate of underlying assets. Furthermore, the leveraged nature of each subordinated class may magnify the adverse impact on such class of changes in the value of the assets, changes in the distributions on the assets, defaults and recoveries on the assets, capital gains and losses on the assets, prepayment on assets and availability, price and interest rates of assets. Finally, CLO securities are limited recourse and may not be paid in full and may be subject to up to 100% loss.
Derivatives Risk: The Fund may use derivative instruments including, in particular, swaps (including, total return swaps), synthetic CLOs, reverse repurchase agreements and other similar transactions, in seeking to achieve its investment objective or for other reasons, such as cash management, financing activities or to hedge its positions. Accordingly, these derivatives may be used in limited instances as a form of leverage or to seek to enhance returns, including speculation on changes in credit spreads, interest rates or other characteristics of the market, individual securities or groups of securities. If the Fund invests in a derivative for speculative purposes, the Fund will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative’s cost. The use of derivatives may involve substantial leverage. The use of derivatives may subject the Fund to various risks, including counterparty risk, currency risk, leverage risk, liquidity risk, correlation risk, index risk and regulatory risk.
Furthermore, the Fund’s ability to successfully use derivatives depends on FS Credit Income Advisor’s ability to predict pertinent securities prices, interest rates, currency exchange rates and other economic factors, which cannot be assured. Additionally, segregated liquid assets, amounts paid by the Fund as premiums and cash or other assets held in margin accounts with respect to derivatives are not otherwise available to the Fund for investment purposes.
Rule 144A Securities Risk: The Fund may purchase certain securities eligible for resale to qualified institutional buyers as contemplated by Rule 144A under the Securities Act of 1933 (“Rule 144A Securities”). Rule 144A provides an exemption from the registration requirements of the Securities Act of 1933 for the resale of certain restricted securities to certain qualified institutional buyers. One effect of Rule 144A is that certain restricted securities may be considered liquid, though no assurance can be given

FS Credit Income Fund
Notes to Financial Statements (continued)
(in thousands, except share and per share amounts)

Note 10. Concentration of Risk (continued)

that a liquid market for Rule 144A Securities will develop or be maintained. However, where a substantial market of qualified institutional buyers has developed for certain unregistered securities purchased by the Fund pursuant to Rule 144A, the Fund intends to treat such securities as liquid securities in accordance with procedures approved by the Board. Because it is not possible to predict with certainty how the market for Rule 144A Securities will develop, the Board directs FS Credit Income Advisor to carefully monitor the Fund’s investments in such securities with particular regard to trading activity, availability of reliable price information and other relevant information. To the extent that, for a period of time, qualified institutional buyers cease purchasing restricted securities pursuant to Rule 144A, the Fund’s investing in such securities may have the effect of increasing the level of illiquidity in its investment portfolio during such period.
Note 11. Commitments and Contingencies
The Fund enters into contracts that contain a variety of indemnification provisions. The Fund’s maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management of FS Credit Income Advisor has reviewed the Fund’s existing contracts and expects the risk of loss to the Fund to be remote.
The Fund is not currently subject to any material legal proceedings and, to the Fund’s knowledge, no material legal proceedings are threatened against the Fund. From time to time, the Fund may be a party to certain legal proceedings in the ordinary course of business, including proceedings related to the enforcement of the Fund’s rights under contracts with its portfolio companies. While the outcome of any legal proceedings cannot be predicted with certainty, to the extent the Fund becomes party to such proceedings, the Fund would assess whether any such proceedings will have a material adverse effect upon its financial condition or results of operations.
See Note 4 for a discussion of the Fund’s commitments to FS Credit Income Advisor, GoldenTree and their respective affiliates (including FS Investments) resulting from the expense limitation agreements.

Supplemental Information (Unaudited)
Changes in Accountants and Disagreements with Accountants on Accounting and Financial Disclosure
The Fund has not had any changes in its independent registered public accounting firm or disagreements with its independent registered public accounting firm on accounting or financial disclosure matters since its inception.
Board of Trustees
Information regarding the members of the Board is set forth below. The trustees have been divided into two groups—interested trustees and independent trustees. The address for each trustee is c/o FS Credit Income Fund, 201 Rouse Boulevard, Philadelphia, Pennsylvania 19112. As set forth in the Fund’s amended and restated declaration of trust, each trustee’s term of office shall continue until his or her death, resignation or removal.
Name	Age	Trustee Since	Title	Principal Occupation(s) During the Past Five Years	Number of Registered Investment Companies in Fund Complex* Overseen byTrustee	Other Directorships Held by Trustee
Interested Trustees
Michael C. Forman(1)	58	October 2016	Chairman	Chairman and Chief Executive Officer of FS Investments	10	FS Multi-Alternative Income Fund (since 2018); FS Series Trust (since 2016); FS Energy Total Return Fund (since 2016); FS Credit Real Estate Income Trust, Inc. (since 2016); FS Global Credit Opportunities Fund (since 2013 and including its affiliated feeder funds); FS KKR Capital Corp. II (formerly FS Investment Corporation II) (since 2011); FS Energy and Power Fund (since 2010); and FS KKR Capital Corp. (since 2007)
Steven Shapiro(2)	52	September 2017	Trustee	Partner and Executive Committee Member of GoldenTree Asset Management	1	None
Independent Trustees
Holly E. Flanagan	48	September 2017	Trustee	Managing Director of Gabriel Investments (since 2013)	3	FS Multi-Alternative Income Fund (since 2018); and FS Energy Total Return Fund (since 2017)
Brian R. Ford	71	September 2017	Trustee	Partner of Ernst & Young LLP (1971−2008)	3	FS KKR Capital Corp. (since 2018); FS KKR Capital Corp. II (formerly FS Investment Corporation II) (since 2018); FS Multi-Alternative Income Fund (since 2018); FS Energy Total Return Fund (since 2016); and Clearway Energy Inc. (formerly NRG Yield, Inc.) (since 2013)
Daniel J. Hilferty, III	63	March 2019	Trustee	Chief Executive Officer of Independence Health Group (since 2010)	3	FS Multi-Alternative Income Fund (since 2019); FS Energy Total Return Fund (since 2019); and Aqua America Inc. (since 2017)

*
The “Fund Complex” consists of the Fund, FS Series Trust, FS Energy Total Return Fund, FS Multi-Alternative Income Fund and FS Global Credit Opportunities Fund (and its affiliated feeder funds).

(1)
Mr. Forman is deemed to be an “interested person” of the Fund, as defined in Section 2(a)(19) of the 1940 Act, due to his role as a controlling person of FS Credit Income Advisor.

(2)
Mr. Shapiro is deemed to be an “interested person” of the Fund, as defined in Section 2(a)(19) of the 1940 Act, due to his role as a partner and executive committee member of the parent company to GoldenTree Asset Management Credit Advisor LLC, the investment sub-adviser to the Fund.

Executive Officers
Information regarding the executive officers of the Fund is set forth below. The address for each executive officer is c/o FS Credit Income Fund, 201 Rouse Boulevard, Philadelphia, Pennsylvania 19112.
Name	Age	Position Held with Registrant	Length of Time Served	Principal Occupation(s) During the Past Five Years
Michael C. Forman	58	Chairman, Chief Executive Officer & President	Since 2016	Chairman and Chief Executive Officer, FS Investments
Edward T. Gallivan, Jr.	57	Chief Financial Officer & Treasurer	Since 2017	Chief Financial Officer, FS Energy and Power Fund, FS Multi-Alternative Income Fund, FS Energy Total Return Fund, FS Global Credit Opportunities Fund and its affiliated feeder funds, FS Credit Real Estate Income Trust, Inc.
Stephen S. Sypherd	42	General Counsel & Secretary	Since 2016	General Counsel, FS Investments
James F. Volk	57	Chief Compliance Officer	Since 2016	Managing Director, Fund Compliance, FS Investments; and Chief Compliance Officer, Chief Accounting Officer and Head of Traditional Fund Operations at SEI’s Investment Manager Services market unit (1996−2014)
Statement of Additional Information
The Fund’s statement of additional information contains additional information regarding the Fund’s trustees and executive officers and is available upon request and without charge by calling the Fund collect at 215-495-1150 or by accessing the Fund’s “SEC Filings” page on FS Investments’ website at www.fsinvestments.com.
Availability of Quarterly Portfolio Schedules
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports (and its predecessor form, Form N-Q) are available on the SEC’s website at www.sec.gov.
Proxy Voting Policies and Procedures
The Fund has delegated its proxy voting responsibility to FS Credit Income Advisor, the Fund’s investment adviser. In addition, FS Credit Income Advisor has delegated the responsibilities of voting and administering proxies received by the Fund to the GoldenTree Sub-Adviser, the investment sub-adviser to the Fund. Shareholders may obtain a copy of the proxy voting policies and procedures of FS Credit Income Advisor and the GoldenTree Sub-Adviser upon request and without charge by calling the Fund collect at 215-495-1150 or on the SEC’s website at http://www.sec.gov.
Proxy Voting Record
Information regarding how the GoldenTree Sub-Adviser voted proxies relating to the Fund’s portfolio securities during the most recent twelve-month period ended June 30 is available upon request and without charge by making a written request to the Fund’s Chief Compliance Officer at FS Credit Income Fund, 201 Rouse Boulevard, Philadelphia, Pennsylvania 19112, Attn: Chief Compliance Officer, by calling the Fund collect at 215-495-1150 or on the SEC’s website at http://www.sec.gov.

www.fsinvestments.comAR19-CIF
© 2019 FS InvestmentsDFS DE19

Item 2.   Code of Ethics.
(a)
On June 19, 2019, the Fund’s board of trustees (the “Board”) adopted an amended Code of Business Conduct and Ethics (as amended, the “Code of Ethics”) that applies to all officers, trustees, directors and employees of the Fund and FS Credit Income Advisor, LLC (“FS Credit Income Advisor”), the investment adviser to the Fund, including the Fund’s principal executive officer, principal financial officer, principal accounting officer or controller and persons performing similar functions.

(b)
Not applicable.

(c)
On June 19, 2019, the Board approved the Code of Ethics, which was amended to eliminate the periodic open window period concept in connection with the purchase and sale of Fund shares by access persons and replace it with the right to impose temporary event-driven blackout periods in situations when Fund management believes access persons could be in possession of material non-public information. A copy of the Code of Ethics is included herein as exhibit (a)(1) and also is available on the Fund’s “Corporate Governance” page of FS Investments’ website at www.fsinvestments.com.

(d)
During the period covered by the Annual Report included in Item 1 of this Form N-CSR, the Fund did not grant any waivers, explicit or implicit, from a provision of the Code of Ethics to its principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The amendments reflected in the Code of Ethics and discussed above did not relate to or result in any waiver, explicit or implicit, of any provision of the Fund’s previous Code of Business Conduct and Ethics.

(e)
Not applicable.

(f)
A copy of the Code of Ethics is included herein as Exhibit (a)(1) and also is available on the Fund’s “Corporate Governance” page on FS Investments’ website at www.fsinvestments.com.

Item 3.   Audit Committee Financial Expert.
(a)(1)
The Board has determined that the Fund has at least one “audit committee financial expert” serving on the audit committee of the Board (the “Audit Committee”), as such term is defined for purposes of Item 3 of Form N-CSR.

(a)(2)
The Board has determined that Brian R. Ford is an “audit committee financial expert” and is “independent,” as such terms are defined for purposes of Item 3 of Form N-CSR.

(a)(3)
Not applicable.

Item 4.   Principal Accountant Fees and Services.
(a)
Audit Fees. The aggregate fees billed to the Fund for the fiscal years ended October 31, 2019 and 2018 for professional services rendered by Ernst & Young LLP, the Fund’s independent registered public accounting firm (“Ernst & Young”), for the audit of the Fund’s annual financial statements and services that are normally provided by Ernst & Young in connection with statutory and regulatory filings or engagements were $110,000 and $97,500, respectively.

(b)
Audit-Related Fees. The aggregate fees billed to the Fund for the fiscal years ended October 31, 2019 and 2018 for assurance and related services by Ernst & Young that were reasonably related to the performance of the audit of the Fund’s financial statements and not reported in Item 4(a) above were $3,000 and $2,500, respectively. Audit-related fees for the fiscal years ended October 31, 2019 and 2018 represent fees billed for services provided in connection with consent letter procedures.

(c)
Tax Fees. The aggregate fees billed to the Fund for the fiscal years ended October 31, 2019 and 2018 for professional services rendered by Ernst & Young for tax compliance, tax advice and tax planning were $21,316 and $17,500, respectively. Tax fees for the fiscal years ended October 31, 2019 and 2018 represent fees billed for tax compliance services provided in connection with the review of the Fund’s tax returns.

(d)
All Other Fees. No fees were billed to the Fund for the fiscal years ended October 31, 2019 and 2018 for products and services provided by Ernst & Young, other than the services reported in Items 4(a) through (c) above.

(e)
Audit Committee Pre-Approval Policies and Procedures.

(1)
The Audit Committee has adopted, and the Board has approved, a Policy on Pre-Approval of Audit and Non-Audit Services (the “Policy”), which is intended to comply with Rule 2-01 of Regulation S-X and sets forth guidelines and procedures to be followed by the Fund when retaining an auditor to perform audit, audit-related, tax and other services for the Fund. The Policy permits such services to be pre-approved by the Audit Committee pursuant to either a general pre-approval or specific pre-approval. Unless a type of service provided by the auditor has received general pre-approval, it requires specific pre-approval by the Audit Committee. Any proposed services exceeding pre-approved cost levels require specific pre-approval by the Audit Committee.

(2)
All services described in paragraphs (b) and (c) of this Item 4 were pre-approved before the engagement by the Audit Committee pursuant to paragraph (c)(7)(i)(A) of Rule 2-01 of Regulation S-X. Consequently, none of such services were required to be approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)
Not applicable.

(g)
The aggregate non-audit fees billed by Ernst & Young for services rendered to the Fund, FS Credit Income Advisor and any entity controlling, controlled by or under common control with FS Credit Income Advisor that provides ongoing services to the Fund for the fiscal years ended October 31, 2019 and 2018 were $24,316 and $20,000, respectively.

(h)
Not applicable.

Item 5.   Audit Committee of Listed Registrants.
(a)
Not applicable. The Fund is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, as amended (the “Exchange Act”).

(b)
Not applicable. The Fund is not a listed issuer as defined in Rule 10A-3 under the Exchange Act.

Item 6.   Investments.
(a)
The Fund’s schedule of investments as of October 31, 2019 is included as part of the Annual Report included in Item 1 of this Form N-CSR.

(b)
Not applicable.

Item 7.   Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
The Fund has delegated its proxy voting responsibility to FS Credit Income Advisor, pursuant to the proxy voting policies and procedures of FS Credit Income Advisor. In addition, FS Credit Income Advisor has delegated the responsibilities of voting and administering proxies received by the Fund to GoldenTree Asset Management Credit Advisor LLC (the “GoldenTree Sub-Adviser”), the investment sub-adviser to the Fund. FS Credit Income Advisor’s proxy voting policies and procedures are included herein as Exhibit (a)(5). The proxy voting policies and procedures of the GoldenTree Sub-Adviser are described below.
Proxy Policies of the GoldenTree Sub-Adviser
As an investment adviser registered under the Investment Advisers Act of 1940, as amended (the Advisers Act”), the GoldenTree Sub-Adviser has a fiduciary duty to act in the best interests of its clients. These policies and procedures for voting proxies for the investment advisory clients of the GoldenTree Sub-Adviser are intended to comply with Section 206 of, and Rule 206(4)-6 under, the Advisers Act.

The GoldenTree Sub-Adviser will vote proxies relating to the Fund’s assets that it manages in a manner that it believes to be in the best interest of the Fund’s shareholders.
The GoldenTree Sub-Adviser has engaged Institutional Shareholder Services, Inc. (“ISS”) to provide the GoldenTree Sub-Adviser with its independent analysis and recommendation with respect to proxy proposals voted on behalf of its clients. The GoldenTree Sub-Adviser utilizes ISS to assist with its proxy voting, however, the GoldenTree Sub-Adviser retains voting discretion with respect to its clients and may depart from an ISS recommendation in order to avoid voting decisions believed to be contrary to the best interests of its clients. In exercising voting discretion on behalf of its clients and in instances where the GoldenTree Sub-Adviser departs from an ISS recommendation, the GoldenTree Sub-Adviser will seek to avoid any direct or indirect conflict of interest.
Shareholders may obtain information regarding how the GoldenTree Sub-Adviser votes proxies with respect to the Fund’s portfolio securities by making a written request for proxy voting information to: Chief Compliance Officer, c/o FS Credit Income Fund, 201 Rouse Boulevard, Philadelphia, Pennsylvania 19112.
Item 8.   Portfolio Managers of Closed-End Management Investment Companies.
(a)(1)
Information regarding the portfolio managers primarily responsible for the day-to-day management of the Fund’s portfolio as of the date hereof is set forth below. Each of Messrs. Kelly, Picard and Miller have served as portfolio managers since the Fund’s inception, and Mr. Norcross has served as a portfolio manager since July 2019.

Michael Kelly has served as president of FS Investments since July 2017. Mr. Kelly has also served as chief investment officer of FS Investments since January 2015. Among other things, Mr. Kelly oversees the investment management and product development functions at FS Investments. Before joining FS Investments, Mr. Kelly was the chief executive officer of ORIX USA Asset Management (“ORIX”), where he led the company’s acquisition of Robeco, a $250 billion global asset management company and the largest acquisition in ORIX’s 50-year history. Mr. Kelly started his career on Wall Street at Salomon Brothers and went on to join hedge fund pioneers Omega Advisors and Tiger Management. Mr. Kelly then helped build and lead the hedge fund firm, FrontPoint Partners, where he first served as chief investment officer and eventually co-chief executive officer. Mr. Kelly is a graduate of Cornell University and earned his M.B.A. at Stanford University. Mr.Kelly is a co-founder and board member of the Spotlight Foundation, and serves as a trustee of the Tiger Foundation and the Stanford Business School Trust.
Daniel Picard currently serves as head of product development and due diligence and has been with FS Investments since June 2012. He is responsible for researching, designing and launching new alternative investment offerings as well as onboarding new products with FS’s broker-dealer partners and RIAs. Before joining the Product Development team, Mr. Picard worked in the firm’s Product Strategy group, where he produced education, research and marketing content for financial advisors. Prior to FS Investments, Mr. Picard was a Vice President at Barclays Capital, where he worked for five years as a trader of leveraged loans and loan credit derivatives. Prior to Barclays, he spent three years at Citi, working first as a corporate banking analyst in Citi’s energy group in Houston and then as a fixed income analyst in Citi’s project finance group in New York. Mr. Picard graduated with honors from Trinity College where he received his BA in Economics.
Kenneth G. Miller has served in various capacities for FS Investments and its affiliated investment advisers since February 2009. He currently serves as head of finance, primarily responsible for the financial planning and analysis function at FS Investments. Before joining the Finance team, Mr. Miller worked in the firm’s Portfolio Management group, where he focused on portfolio management and fund operations. Prior to joining FS Investments, Mr. Miller was an analyst in the mergers and acquisitions group within Citigroup’s investment banking division. He earned a B.S. in Finance from Rutgers University and holds the CFA Institute’s Chartered Financial Analyst designation.
Brian Norcross currently serves as a director for FS Investments’ due diligence and product development teams. Prior to joining FS Investments in 2016, Mr. Norcross spent three years with Hamilton Lane Advisors as a senior associate on the product and business development teams. Previously,

Mr. Norcross spent four years at The Vanguard Group. Mr. Norcross earned his M.B.A., with a concentration in Finance, from Villanova University and his B.A. from Gettysburg College. Mr. Norcross also holds the Chartered Alternative Investment Analyst designation.
(a)(2)
The portfolio managers primarily responsible for the day-to-day management of the Fund also manage other registered investment companies, other pooled investment vehicles and other accounts, as indicated below. The following table identifies, as of October 31, 2019: (i) the number of other registered investment companies, other pooled investment vehicles and other accounts managed by each portfolio manager; (ii) the total assets of such companies, vehicles and accounts; and (iii) the number and total assets of such companies, vehicles and accounts that are subject to an advisory fee based on performance, unless otherwise noted:

	Number of Accounts	Assets of Accounts (in thousands)	Number of Accounts Subject to a Performance Fee	Assets Subject to a Performance Fee (in thousands)
Michael Kelly
Registered Investment Companies	9	$326,622(1)	—	—
Other Pooled Investment Vehicles	7	$21,036,019(2)	7	$21,036,019(2)
Other Accounts	—	—	—	—
Daniel Picard
Registered Investment Companies	2	$98,454	—	—
Other Pooled Investment Vehicles	—	—	—	—
Other Accounts	—	—	—	—
Kenneth Miller
Registered Investment Companies	—	—	—	—
Other Pooled Investment Vehicles	—	—	—	—
Other Accounts	—	—	—	—
Brian Norcross
Registered Investment Companies	—	—	—	—
Other Pooled Investment Vehicles	—	—	—	—
Other Accounts	—	—	—	—

(1)
The assets for one of the accounts, FS Series Trust, represents assets as of September 30, 2019.

(2)
The assets for the accounts FS KKR Capital Corp., FS Investment Corporation II, FS Investment Corporation III, FS Investment Corporation IV, Corporate Capital Trust II, FS Energy & Power Fund and FS Credit Real Estate Income Trust represent assets as of September 30, 2019.

Potential Conflicts of Interest
FS Credit Income Advisor, GoldenTree Asset Management LP (“GoldenTree”) and certain of their affiliates may experience conflicts of interest in connection with the management of the Fund, including, but not limited to, the following:
•
The managers, officers and other personnel of FS Credit Income Advisor allocate their time, as they deem appropriate, between advising the Fund and managing and operating other investment activities and business activities in which they may be involved;

•
The personnel of GoldenTree allocate their time, as they deem appropriate, between assisting FS Credit Income Advisor in identifying investment opportunities and making investment decisions and performing similar functions for other business activities in which they may be involved;

•
The principals of FS Credit Income Advisor or the GoldenTree Sub-Adviser may serve as officers, paid advisors, directors or in comparable management functions for portfolio companies in which the Fund invests, and may receive compensation in connection therewith.

•
The Fund may now, or in the future, compete with certain affiliates for investments, subjecting FS Credit Income Advisor and its affiliates to certain conflicts of interest in evaluating the suitability of investment opportunities and making or recommending acquisitions on the Fund’s behalf;

•
The Fund may now, or in the future, compete with other funds or clients managed or advised by GoldenTree or affiliates of GoldenTree for investment opportunities, subjecting GoldenTree and its affiliates to certain conflicts of interest in evaluating the suitability of investment opportunities and making or recommending acquisitions on the Fund’s behalf;

•
FS Credit Income Advisor or GoldenTree could be subject to a conflict of interest because of the varying compensation arrangements among their respective clients. For example, the Fund is not subject to incentive compensation while certain other funds of FS Credit Income Advisor or GoldenTree are, which could incentivize FS Credit Income Advisor or GoldenTree to favor such funds over the Fund when allocating investments;

•
GoldenTree also has an interest in an entity that it has retained to provide various services for its structured products group, including the Fund. Specifically, GoldenTree, through an affiliated entity, has acquired a 20% membership interest in Clarity Solutions Group LLC, the remaining 80% of which is controlled by a former employee of GoldenTree;

•
Subject to applicable law, GoldenTree and its affiliates may now, or in the future, acquire securities in which the Fund invests;

•
Regardless of the quality of the assets acquired by the Fund, the services provided to the Fund or whether the Fund makes distributions to shareholders, FS Credit Income Advisor and the GoldenTree Sub-Adviser will receive the management fee in connection with the management of the Fund’s portfolio;

•
From time to time, to the extent consistent with the Investment Company Act of 1940, as amended (the “1940 Act”), and the rules and regulations promulgated thereunder, the Fund and other clients for which FS Credit Income Advisor or GoldenTree provides investment management services or carry on investment activities may make investments at different levels of an issuer’s capital structure or otherwise in different classes of an issuer’s securities, as may be permitted by law and subject to compliance with appropriate procedures. These investments may give rise to inherent conflicts of interest or perceived conflicts of interest between or among the various classes of securities that may be held by the Fund and such other clients and may make certain investment opportunities, which might otherwise be desirable, unavailable or impractical even if appropriate procedures are in place. Additionally, investment at different levels of an issuer’s capital structure or otherwise in different classes of an issuer’s securities by the Fund and other clients of FS Credit Income Advisor or GoldenTree may result in FS Credit Income Advisor or GoldenTree coming into possession of confidential or material, non-public information that would limit the ability of the Fund to acquire or dispose of investments (or of GoldenTree to recommend to FS Credit Income Advisor the acquisition or disposition of an investment), even if such acquisition or disposition would otherwise be desirable. This could constrain the Fund’s investment flexibility and result in the Fund being unable or restricted from initiating transactions in certain securities or liquidating or selling certain investments at a time when FS Credit Income Advisor or GoldenTree would otherwise take an action;

•
FS Credit Income Advisor, GoldenTree and their respective affiliates may give advice and recommend securities to other clients, family or friends, in accordance with the investment objectives and strategies of such other clients, family or friends, which may differ from advice given to, or the timing or nature of the action taken with respect to, the Fund so long as it is their policy, to the extent practicable, to recommend for allocation and/or allocate investment opportunities to the Fund on a fair and equitable basis relative to their other clients, family and friends, even though their investment objectives may overlap with those of the Fund;

•
GoldenTree and its affiliates may have existing business relationships or access to material non-public information that would prevent GoldenTree from recommending, considering or consummating certain investment opportunities (including a disposition of an existing investment) that would otherwise fit within the Fund’s investment objective and strategies. Similarly, FS Credit Income Advisor and its affiliates may have existing business relationships or access to material non-public information that would prevent it from considering, approving or consummating an investment opportunity (including a disposition of an existing investment) that would otherwise fit within the Fund’s investment objective and strategies. This could constrain the Fund’s investment flexibility and result in the Fund being unable or restricted from initiating transactions in certain securities or liquidating or selling certain investments at a time when FS Credit Income Advisor or GoldenTree would otherwise take such an action;
•
To the extent permitted by the 1940 Act and interpretations of the staff of the U.S. Securities and Exchange Commission (“SEC”), and subject to the allocation policies of FS Credit Income Advisor, GoldenTree and any of their respective affiliates, as applicable, FS Credit Income Advisor, GoldenTree and any of their respective affiliates may deem it appropriate for the Fund and one or more other investment accounts managed by FS Credit Income Advisor, GoldenTree or any of their respective affiliates to participate in an investment opportunity. The Fund has filed an application seeking exemptive relief from the SEC to engage in privately negotiated co-investment transactions with certain affiliates of FS Credit Income Advisor and GoldenTree. However, there can be no assurance that the Fund will obtain such exemptive relief. Any of these co-investment opportunities may give rise to conflicts of interest or perceived conflicts of interest among the Fund and the other participating accounts. To mitigate these conflicts, FS Credit Income Advisor and/or GoldenTree, as applicable, will seek to execute such transactions for all of the participating investment accounts, including the Fund, on a fair and equitable basis and in accordance with their respective allocation policies, taking into account such factors as the relative amounts of capital available for new investments and the investment programs and portfolio positions of the Fund, the clients for which participation is appropriate and any other factors deemed appropriate; and

•
The 1940 Act prohibits certain “joint” transactions with certain of the Fund’s affiliates, which in certain circumstances could include investments in the same portfolio company (whether at the same or different times), without the prior approval of the SEC. If a person, directly or indirectly, acquires more than 5% of the voting securities of the Fund, FS Credit Income Advisor or GoldenTree (or either of their respective controlling entities), the Fund will be prohibited from buying any securities or other property from or selling any securities or other property to such person or certain of that person’s affiliates, or entering into joint transactions with such persons, absent the availability of an exemption or prior approval of the SEC. Similar restrictions limit the Fund’s ability to transact business with its officers or trustees or their affiliates. The SEC has interpreted the 1940 Act rules governing transactions with affiliates to prohibit certain “joint transactions” involving entities that share a common investment adviser. As a result of these restrictions, the scope of investment opportunities that would otherwise be available to the Fund may be limited.

(a)(3)
FS Credit Income Advisor’s investment personnel are not employed by the Fund and receive no direct compensation from the Fund in connection with their investment management activities.

Consistent with FS Investments’ integrated culture, FS Investments has one firm-wide compensation and incentive structure, which covers investment personnel who render services to the Fund on behalf of FS Credit Income Advisor. FS Investments’ compensation structure is designed to align the interests of the investment personnel serving the Fund with those of shareholders and to give everyone a direct financial incentive to ensure that all of FS Investments’ resources, knowledge and relationships are utilized to maximize risk-adjusted returns for each strategy.
Each of FS Investments’ senior executives, including each of the investment personnel who render services to the Fund on behalf of FS Credit Income Advisor, receives a base salary and is eligible for a discretionary bonus.

All final compensation decisions are made by the management committee of FS Investments based on input from managers. Compensation and other incentives are not formulaic, but rather are judgment and merit driven, and are determined based on a combination of overall firm performance, individual contribution and performance and relevant market and competitive compensation practices for other businesses.
(a)(4)
The following table shows the dollar range of equity securities in the Fund beneficially owned by each member of FS Credit Income Advisor’s investment committee as of October 31, 2019, based on the NAV per Class I common share of the Fund of  $12.74 on October 31, 2019.

Name of Investment Committee Member	Dollar Range of Equity Securities in the Fund(1)
Michael Kelly	Over $1,000,000
Kenneth Miller	$100,001–$500,000
Brian Norcross	None
Daniel Picard	None

(1)
Dollar ranges are as follows: None, $1–$10,000, $10,001–$50,000, $50,001–$100,000, $100,001–$500,000, $500,001–$1,000,000 or Over $1,000,000.

(b)
Not applicable.

Item 9.   Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
No such purchases were made by or on behalf of the Fund during the period covered by this annual report included in Item 1 of this Form N-CSR.
Item 10.   Submission of Matters to a Vote of Security Holders.
There were no material changes to the procedures by which the Fund’s shareholders may recommend nominees to the Fund’s board of trustees during the period covered by this annual report included in Item  1 of this Form N-CSR.
Item 11.   Controls and Procedures.
(a)
The Fund’s principal executive officer and principal financial officer have evaluated the Fund’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) as of a date within 90 days of the filing date of this annual report on Form N-CSR and have concluded that the Fund’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Fund in this annual report on Form N-CSR was recorded, processed, summarized and reported timely.

(b)
There was no change in the Fund’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this annual report on Form N-CSR that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 12.   Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.
(a)
Not applicable.

(b)
Not applicable.

Item 13.   Exhibits.
(a)(1)	The Fund’s Code of Business Conduct and Ethics is attached hereto in response to Item 2(f).
(a)(2)	The certifications of the Fund’s Chief Executive Officer and Chief Financial Officer required by Rule 30a-2(a) under the 1940 Act are attached hereto.
(a)(3)	Not applicable.
(a)(4)	Not applicable.

(a)(5)	The Proxy Voting Policies and Procedures of FS Credit Income Advisor are attached hereto in response to Item 7.
(b)	The certifications of the Fund’s Chief Executive Officer and Chief Financial Officer required by Rule 30a-2(b) under the 1940 Act are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
FS Credit Income Fund
By: /s/ Michael C. Forman Michael C. Forman President and Chief Executive Officer Date: December 26, 2019
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By: /s/ Michael C. Forman Michael C. Forman President and Chief Executive Officer (Principal Executive Officer) Date: December 26, 2019
By: /s/ Edward T. Gallivan, Jr. Edward T. Gallivan, Jr. Chief Financial Officer (Principal Financial Officer) Date: December 26, 2019